As filed with the Securities and Exchange Commission on October 14, 2026

Registration No. 333-298832

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

Apollo Debt Solutions BDC

(Exact Name of Registrant as Specified in Charter)

9 West 57th Street

New York, NY 10019

(212) 515-3200

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

Kristin Hester

Apollo Debt Solutions BDC

9 West 57th Street

New York, NY 10019

(Name and Address of Agent for Service)

Copies to:

Steven Grigoriou, Esq.

Jonathan Pacheco, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not complete the exchange offers and issue these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED OCTOBER 14, 2026

PRELIMINARY PROSPECTUS

Apollo Debt Solutions BDC

Offer to Exchange

$400,000,000 aggregate principal amount of 5.200% Notes due 2028

$750,000,000 aggregate principal amount of 5.700% Notes due 2031

For

$400,000,000 aggregate principal amount of 5.200% Notes due 2028

$750,000,000 aggregate principal amount of 5.700% Notes due 2031 registered under the Securities Act of 1933, as amended

Apollo Debt Solutions BDC (the “Company,” “we,” “us,” or “our”) is offering to exchange all of its outstanding (i) 5.200% Notes due 2028 that were issued in a transaction not requiring registration under the Securities Act of 1933, as amended (the “1933 Act”) on December 8, 2025 (the “5.200% Restricted Notes”) and (ii) 5.700% Notes due 2031 that were issued in a transaction not requiring registration under the 1933 Act on January 23, 2026 (the “5.700% Restricted Notes” and together with the 5.200% Restricted Notes, the “Restricted Notes”), for an equal aggregate principal amount of its new (a) 5.200% Notes due 2028 (the “5.200% Exchange Notes”) and (b) 5.700% Notes due 2031 (the “5.700% Exchange Notes” and together with the 5.200% Exchange Notes, the “Exchange Notes”), respectively, that have been registered with the Securities and Exchange Commission (the “SEC”) under the 1933 Act. We refer to the 5.200% Restricted Notes and the 5.200% Exchange Notes together as the “5.200% Notes” and the 5.700% Restricted Notes and the 5.700% Exchange Notes together as the “5.700% Notes.” We refer to the Restricted Notes and the Exchange Notes collectively as the “Notes.”

If you participate in the exchange offer, you will receive Exchange Notes for your Restricted Notes that are validly tendered. The terms of the Exchange Notes are substantially identical to those of the Restricted Notes, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes.

MATERIAL TERMS OF THE EXCHANGE OFFER

The exchange offer expires at 11:59 p.m., New York City time, on    , 2026, unless extended.

We will exchange all 5.200% Restricted Notes and 5.700% Restricted Notes that are validly tendered and not withdrawn prior to the expiration of the exchange offer for the 5.200% Exchange Notes and 5.700% Exchange Notes, respectively. You may withdraw tendered Restricted Notes at any time prior to the expiration of the exchange offer.

The only conditions to completing the exchange offer are that the exchange offer not violate any applicable law or applicable interpretation of the staff of the SEC and that no injunction, order or decree has been or is issued that would prohibit, prevent or materially impair our ability to complete the exchange offer.

We will not receive any cash proceeds from the exchange offer.

There is no active trading market for the Restricted Notes, and we do not intend to list the Exchange Notes on any securities exchange or to seek approval for quotations through any automated dealer quotation system.

Investing in the Exchange Notes involves risks. See “Risk Factors” beginning on page 12 of this prospectus.

Neither the SEC nor any state securities commission has approved or disapproved of the Exchange Notes or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is    , 2026

No dealer, salesperson or other person is authorized to give any information or to represent anything not contained in this prospectus. You must not rely on any unauthorized information or representations. This prospectus is an offer to sell only the Exchange Notes offered hereby, but only under circumstances and in jurisdictions where it is lawful to do so. The information contained in this prospectus is current only as of its date.

This prospectus incorporates important business and financial information about us that is not included in or delivered with the document. This information is available without charge to security holders upon written or oral request at:

Apollo Debt Solutions BDC

9 West 57th Street,

New York, NY 10019

(212) 515-3200

To obtain timely delivery, you must request information no later than five business days prior to the expiration of the exchange offer, which expiration is 11:59 p.m., New York City time, on     , 2026.

i

You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with different information. We are not making an offer of the Exchange Notes in any state or other jurisdiction where the offer is not permitted. You should not assume that the information contained in this prospectus is accurate as of any date other than the date on the front of this prospectus.

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. The accompanying letter of transmittal relating to the Exchange Offer states that, by so acknowledging and delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” of the Exchange Notes within the meaning of the 1933 Act. This prospectus, as it may be amended or supplemented from time to time, may be used by such broker-dealer in connection with resales or other transfers of Exchange Notes received in the exchange offer for Restricted Notes that were acquired by the broker-dealer as a result of market-making or other trading activities.

ii

PROSPECTUS SUMMARY

This summary highlights information contained elsewhere or incorporated by reference in this prospectus. This summary may not contain all of the information that is important to you, and it is qualified in its entirety by the more detailed information and financial statements, including the notes to those financial statements, appearing elsewhere or incorporated by reference in this prospectus. Please see the sections titled “Where You Can Find More Information” and “Incorporation by Reference.” Before making an investment decision, we encourage you to consider the information contained in and incorporated by reference in this prospectus, including the risks discussed under the heading “Risk Factors” beginning on page 12 of this prospectus, as well as the “Risk Factors” section in Part I, Item 1A of the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025, and the “Risk Factors” section in Part II, Item 1A of the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026 filed with the Securities and Exchange Commission (the “SEC”), all of which we incorporate by reference herein other than as specified.

The Company

Apollo Debt Solutions BDC (together with its consolidated subsidiaries, the “Company,” “we,” “us,” or “our”), is a Delaware statutory trust formed on December 4, 2020. We are a diversified, closed-end management investment company that has elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). We are externally managed by our adviser, Apollo Credit Management, LLC (the “Adviser”). The Adviser is an affiliate of Apollo Global Management, Inc. and its consolidated subsidiaries (“Apollo”).

The Company’s investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We invest primarily in private credit opportunities in directly originated assets, including loans and other debt securities, made to or issued by large private U.S. borrowers, which we generally define as companies with more than $75 million in EBITDA, as may be adjusted for market disruptions, mergers and acquisitions-related charges and synergies, and other items. While most of our investments will be in private U.S. companies (subject to compliance with BDC regulatory requirement to invest at least 70% of its assets in private U.S. companies), we also expect to invest from time to time in European and other non-U.S. companies. Our portfolio may also include equity interests such as common stock, preferred stock, warrants or options, which generally would be obtained as part of providing a broader financing solution. Under normal circumstances, we will invest directly or indirectly at least 80% of our total assets (net assets plus borrowings for investment purposes) in debt instruments of varying maturities. Subject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Apollo funds. From time to time, we may co-invest with other Apollo funds.

A BDC is a special closed-end investment vehicle that is regulated under the 1940 Act and used to facilitate capital formation by smaller U.S. companies. BDCs are subject to certain restrictions applicable to investment companies under the 1940 Act. As a BDC, at least 70% of our assets must be the type of “qualifying” assets listed in Section 55(a) of the 1940 Act, as described herein, which are generally privately-offered securities issued by U.S. private or thinly-traded companies. We may also invest up to 30% of our portfolio in “non-qualifying” portfolio investments, such as investments in non-U.S. companies. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Borrowings” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and “Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Borrowings” in the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2026 and the Company’s Quarterly Report on Form  10-Q for the quarter ended June 30, 2026, each of which is incorporated by reference herein.

We are currently offering on a continuous basis up to $10.4 billion of common shares of beneficial interest pursuant to an offering registered with the SEC. The Company offers to sell any combination of three classes of common shares, Class S shares, Class D shares and Class I shares, with a dollar value up to the maximum offering amount.

Our corporate headquarters are located at 9 West 57th Street, New York, NY 10019. We maintain a website at www.apollo.com/ads-bdc. Information contained on our website or on Apollo’s website at www.apollo.com is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.

Summary of the Terms of the Exchange Offer

The following summary contains basic information about the exchange offer. It does not contain all the information that may be important to you. For a more complete description of the exchange offer, you should read the discussion under the heading “The Exchange Offer.”

Exchange Notes	$400,000,000 aggregate principal amount of 5.200% Notes due 2028 (the “5.200% Exchange Notes”).

$750,000,000 aggregate principal amount of 5.700% Notes due 2031 (the “5.700% Exchange Notes” and, together with the 5.200% Exchange Notes, the “Exchange Notes”).

The terms of our 5.200% Exchange Notes and 5.700% Exchange Notes that have been registered with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) are substantially identical to those of our outstanding 5.200% Notes due 2028 (the “5.200% Restricted Notes”) and 5.700% Notes due 2031 (the “5.700% Restricted Notes” and, together with the 5.200% Restricted Notes, the “Restricted Notes”) that were issued in transactions not requiring registration under the 1933 Act on December 8, 2025, with respect to the 5.200% Restricted Notes, and January 23, 2026, with respect to the 5.700% Restricted Notes, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes. See “Description of the Exchange Notes.”

We refer to the 5.200% Restricted Notes and the 5.200% Exchange Notes together as the “5.200% Notes” and the 5.700% Restricted Notes and the 5.700% Exchange Notes together as the “5.700% Notes.” We refer to the Restricted Notes and the Exchange Notes collectively as the “Notes.”

Restricted Notes	$400,000,000 aggregate principal amount of 5.200% Notes due 2028, which were issued in a private placement on December 8, 2025.

$750,000,000 aggregate principal amount of 5.700% Notes due 2031, which were issued in a private placement on January 23, 2026.

The Exchange Offer	In the exchange offer, we will exchange the 5.200% Restricted Notes and 5.700% Restricted Notes that are validly tendered and not withdrawn prior to the expiration of the exchange offer for a like principal amount of the 5.200% Exchange Notes and 5.700% Exchange Notes, respectively, to satisfy certain of our obligations under the applicable Registration Rights Agreement (as defined below) that we entered into when the Restricted Notes were issued in reliance upon exemptions from registration under the 1933 Act.

In order to be exchanged, outstanding Restricted Notes must be validly tendered and accepted. We will accept any and all Restricted Notes validly tendered and not withdrawn prior to 11:59 p.m., New York City time, on , 2026. Holders may tender some or all of their Restricted Notes pursuant to the exchange offer. However, Restricted Notes may be tendered only in denominations of $2,000 and integral multiples of $1,000.

We will issue Exchange Notes promptly after the expiration of the exchange offer. See “The Exchange Offer—Terms of the Exchange Offer.”

Registration Rights Agreement	In connection with the private placement of the 5.200% Restricted Notes, we entered into a registration rights agreement with Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, SMBC Nikko Securities America, Inc. and Wells Fargo Securities, LLC, as representatives of the several initial purchasers, dated December 8, 2025 (the “2025 Registration Rights Agreement”). In connection with the private placement of the 5.700% Restricted Notes, we entered into a registration rights agreement with BofA Securities, Inc., BNP Paribas Securities Corp., J. P. Morgan Securities LLC, and Morgan Stanley & Co. LLC, as representatives of the several initial purchasers, dated January 23, 2026 (the “2026 Registration Rights Agreement”, and together with the 2025 Registration Rights Agreement, the “Registration Rights Agreements”).

Under the Registration Rights Agreements, we agreed, for the benefit of the holders of the Restricted Notes, to use commercially reasonable efforts to:

•

file a registration statement (the “Exchange Offer Registration Statement”) with respect to a registered offer to exchange the Restricted Notes for the Exchange Notes having terms substantially identical to the Restricted Notes being exchanged, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default;

•

cause the Exchange Offer Registration Statement to become effective and continuously effective, supplemented and amended, for a period ending on the earlier of (i) 180 days from the date on which the Exchange Offer Registration Statement becomes or is declared effective and (ii) the date on which a broker-dealer registered under the 1933 Act is no longer required to deliver a prospectus in connection with market-making or other trading activities; and

•	cause the exchange offer to be consummated on the earliest practicable date after the Exchange Offer Registration Statement has become or been declared effective, but in no event later than

365 days after the initial issuance of the Restricted Notes (or if such 365th day is not a business day, the next succeeding business day).

The registration statement of which this prospectus forms a part constitutes an Exchange Offer Registration Statement for purposes of the Registration Rights Agreements.

We also agreed to keep the Exchange Offer Registration Statement effective for not less than the minimum period required under applicable federal and state securities laws to consummate the exchange offer; provided, however, that in no event shall such period be less than 20 business days after the commencement of the exchange offer. If we fail to meet certain conditions described in the applicable Registration Rights Agreement (“Registration Default”), the interest rate borne by the affected series of Restricted Notes will increase by 0.25% per annum and will increase by an additional 0.25% per annum on the principal amount of Notes with respect to each subsequent 90-day period, up to a maximum of additional interest of 0.50% per annum (the “Additional Interest”). Additional Interest due pursuant to Registration Defaults will be paid in cash on the relevant interest payment date to holders of record on the relevant regular record dates. Following the cure of all Registration Defaults relating to any particular Restricted Notes, the interest rate borne by the Restricted Notes will be reduced to the original interest rate borne by Restricted Notes; provided, however, that, if after any such reduction in interest rate, a different Registration Default occurs, the interest rate borne by the relevant Restricted Notes will again be increased pursuant to the foregoing provisions.

If the Company is not able to effect the exchange offer, the Company will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective.

A copy of each Registration Rights Agreement is incorporated by reference as an exhibit to the registration statement of which this prospectus forms a part. See “The Exchange Offer—Purpose and Effect of the Exchange Offer.”

Resales of Exchange Notes	We believe that the Exchange Notes received in the exchange offer may be resold or otherwise transferred by you without compliance with the registration and prospectus delivery requirements of the 1933 Act (subject to the limitations described below). This, however, is based on your representations to us that:

(1)	you are acquiring the Exchange Notes in the ordinary course of your business;

(2)	you are not engaging in and do not intend to engage in a distribution of the Exchange Notes;

(3)	you do not have an arrangement or understanding with any person or entity to participate in the distribution of the Exchange Notes;

(4)	you are not our “affiliate,” as that term is defined in Rule 405 under the 1933 Act;

(5)	you are not a broker-dealer tendering Restricted Notes acquired directly from us for your own account; and

(6)	you are not acting on behalf of any person that could not truthfully make these representations.

Our belief is based on interpretations by the staff of the SEC, as set forth in no-action letters issued to third parties unrelated to us, including Exxon Capital Holdings Corp., SEC no-action letter (April 13, 1988), Morgan, Stanley & Co. Inc., SEC no-action letter (June 5, 1991) and Shearman & Sterling, SEC no-action letter (July 2, 1993). We have not asked the staff for a no-action letter in connection with the exchange offer, however, and we cannot assure you that the staff would make a similar determination with respect to the exchange offer.

If you cannot make the representations described above:

•	you cannot rely on the applicable interpretations of the staff of the SEC;

•	you may not participate in the exchange offer; and

•

you must, in the absence of an exemption therefrom, comply with the registration and prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of your Restricted Notes.

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. See “Plan of Distribution.”

Expiration Date	The exchange offer will expire at 11:59 p.m., New York City time, on , 2026, unless we decide to extend the exchange offer. We do not currently intend to extend the exchange offer, although we reserve the right to do so.

Conditions to the Exchange Offer	The exchange offer is subject to customary conditions, including that it not violate any applicable law or any applicable interpretation of the staff of the SEC. The exchange offer is not conditioned upon any minimum principal amount of Restricted Notes being tendered for exchange. See “The Exchange Offer—Conditions.”

Procedures for Tendering Restricted Notes	The Restricted Notes are represented by global securities in fully registered form without coupons. Beneficial interests in the Restricted

Notes are held by direct or indirect participants in The Depository Trust Company (“DTC”) through certificateless depositary interests and are shown on, and transfers of the Restricted Notes can be made only through, records maintained in book-entry form by DTC with respect to its participants.

Accordingly, if you wish to exchange your Restricted Notes for Exchange Notes pursuant to the exchange offer, you must transmit to U.S. Bank Trust Company, National Association, our exchange agent, prior to the expiration of the exchange offer, a computer-generated message transmitted through DTC’s Automated Tender Offer Program, which we refer to as “ATOP,” system and received by the exchange agent and forming a part of a confirmation of book-entry transfer in which you acknowledge and agree to be bound by the terms of the letter of transmittal (“Letter of Transmittal”). See “The Exchange Offer—Procedures for Tendering Restricted Notes.”

Procedures for Beneficial Owners	If you are the beneficial owner of Restricted Notes that are held in the name of a broker, dealer, commercial bank, trust company or other nominee, and you wish to tender your Restricted Notes in the exchange offer, you should promptly contact the person in whose name your Restricted Notes are held and instruct that person to tender on your behalf. See “The Exchange Offer—Procedures for Tendering Restricted Notes.”

Acceptance of Restricted Notes and Delivery of Exchange Notes	Except under the circumstances summarized above under “—Conditions to the Exchange Offer,” we will accept for exchange any and all Restricted Notes that are validly tendered (and not withdrawn) in the exchange offer prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer. The Exchange Notes to be issued to you in the exchange offer will be delivered by credit to the accounts at DTC of the applicable DTC participants promptly following completion of the exchange offer. See “The Exchange Offer—Terms of the Exchange Offer.”

Withdrawal Rights; Non-Acceptance	You may withdraw any tender of your Restricted Notes at any time prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer by following the procedures described in this prospectus and the letter of transmittal. Any Restricted Notes that have been tendered for exchange but are withdrawn or otherwise not exchanged for any reason will be returned by credit to the accounts at DTC of the applicable DTC participants, without cost to you, promptly after withdrawal of such Restricted Notes or expiration or termination of the exchange offer, as the case may be. See “The Exchange Offer—Withdrawal Rights.”

No Appraisal or Dissenters’ Rights	Holders of the Restricted Notes do not have any appraisal or dissenters’ rights in connection with the exchange offer.

Exchange Agent	U.S. Bank Trust Company, National Association, the trustee (the “Trustee”) under the Indenture (defined below) governing the Notes, is serving as the exchange agent in connection with the exchange offer.

Consequences of Failure to Exchange	If you do not participate or validly tender your Restricted Notes in the exchange offer:

•	you will retain Restricted Notes that are not registered under the 1933 Act and that will continue to be subject to restrictions on transfer that are described in the legend on the Restricted Notes;

•	you will not be able, except in very limited instances, to require us to register your Restricted Notes under the 1933 Act;

•

you will not be able to resell or transfer your Restricted Notes unless they are registered under the 1933 Act or unless you resell or transfer them pursuant to an exemption from registration under the 1933 Act; and

•	the trading market for your Restricted Notes will become more limited to the extent that other holders of Restricted Notes participate in the exchange offer.

Certain Material U.S. Federal Income Tax Considerations	Your exchange of Restricted Notes for Exchange Notes in the exchange offer will not result in any gain or loss to you for United States federal income tax purposes. See “Certain Material U.S. Federal Income Tax Considerations.”

Summary of the Terms of the Exchange Notes

The summary below describes the principal terms of the Exchange Notes. Certain of the terms described below are subject to important limitations and exceptions. The “Description of the Exchange Notes” section of this prospectus contains a more detailed description of the terms of the Exchange Notes.

Issuer	Apollo Debt Solutions BDC

Notes Offered	$400,000,000 aggregate principal amount of 5.200% Notes due 2028.

$750,000,000 aggregate principal amount of 5.700% Notes due 2031.

Maturity Date	The 5.200% Exchange Notes will mature on December 8, 2028.

The 5.700% Exchange Notes will mature on January 23, 2031.

Ranking	The Exchange Notes will be our general unsecured obligations that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the Exchange Notes. The Exchange Notes will rank equally in right of payment with all of our existing and future senior liabilities that are not so subordinated, or junior, effectively subordinated, or junior, to any of our secured indebtedness (including unsecured indebtedness that we later secure) to the extent of the value of the assets securing such indebtedness, and structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities.

As of June 30, 2026, our total consolidated indebtedness, at par value, was approximately $12.3 billion, $6.3 billion of which was secured, which includes $6.3 billion indebtedness of our consolidated subsidiaries, and $6.0 billion of which was unsecured. The Notes will be ranked pari passu, or equally in right of payment, to the approximately $6.0 billion of our outstanding unsecured senior indebted-ness as of June 30, 2026, which includes the Existing Senior Notes.

Interest and Payment Dates	The 5.200% Notes bear cash interest from December 8, 2025 at an annual rate of 5.200% payable on June 8 and December 8 of each year, beginning on June 8, 2026. The 5.700% Exchange Notes bear cash interest from January 23, 2026, at an annual rate of 5.700% payable on January 23 and July 23 of each year, beginning on July 23, 2026. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment.

Optional Redemption

We may redeem some or all of the Notes at our option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of (1)(a) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the Notes matured on, in the case of the 5.200% Notes, November 8, 2028 (the date falling one month prior to the maturity date of the 5.200% Notes) and in the case of the 5.700% Notes, December 23, 2030 (the date falling one month prior to the maturity date of the 5.700% Notes) (each, a “Par Call Date”)) on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) using the applicable Treasury Rate (as defined below) plus 30 basis points, less (b) interest accrued to the date of redemption, or (2) 100% of the principal amount of the Notes to be redeemed. “Treasury Rate” means, with respect to any redemption date of the Notes, the yield determined by us in accordance with the below.

On or after the Par Call Date, or at any time before the maturity date of the applicable Notes, we may redeem some or all of the 5.200% Notes or 5.700% Notes, as applicable, to be redeemed plus, in each case, accrued and unpaid interest, if any, to, but excluding, the redemption date.

Change of Control; Offer to Repurchase	If a Change of Control Repurchase Event described under “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” occurs, holders of the Exchange Notes will have the right, at their option, to require us to repurchase for cash some or all of the Notes at a repurchase price equal to 100% of the principal amount of the Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. See “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”

Use of Proceeds	We will not receive any cash proceeds from the issuance of the Exchange Notes pursuant to the exchange offer. In consideration for issuing the Exchange Notes as contemplated in this prospectus, we will receive in exchange a like principal amount of Restricted Notes, the terms of which are substantially identical to the Exchange Notes. The Restricted Notes surrendered in exchange for the Exchange Notes will be retired and cancelled and cannot be reissued. Accordingly, the issuance of the Exchange Notes will not result in any change in our capitalization. We have agreed to bear the expenses of the exchange offer. No underwriter is being used in connection with the exchange offer.

Book-Entry Form

The Exchange Notes will be issued in book-entry form and will be represented by permanent global certificates deposited with, or on behalf of, DTC, and registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in any of the Exchange Notes will be shown on, and transfers will be effected only through, records maintained by DTC or its nominee, and any such interest may not be exchanged for certificated securities, except in limited circumstances described below. See “Description of the Exchange Notes—Book-Entry System.”

Trustee	The Trustee for the Exchange Notes will be U.S. Bank Trust Company, National Association.

Governing Law	The Indenture and the Restricted Notes are, and the Exchange Notes will be, governed by the laws of the State of New York without regard to conflict of laws principles thereof.

Risk Factors	You should refer to the section entitled “Risk Factors” and other information included or incorporated by reference in this prospectus for an explanation of certain risks of investing in the Exchange Notes. See “Risk Factors.”

RISK FACTORS

In addition to the other information included in this prospectus, you should carefully consider the risks described under “Risk Factors” in Part I, Item 1A of the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025, and “Risk Factors” in Part II, Item 1A of the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026, all of which are incorporated by reference in this prospectus, and the following risks before investing in the Exchange Notes.

Risks Related to the Exchange Notes

The Exchange Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we may incur.

The Exchange Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Exchange Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured in respect of which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Exchange Notes. As of June 30, 2026, our total consolidated indebtedness, at par value, was approximately $12.3 billion, $6.3 billion of which was secured, which includes $6.3 billion indebtedness of our consolidated subsidiaries, and $6.0 billion of which was unsecured.

The Exchange Notes are subordinated structurally to the indebtedness and other liabilities of our subsidiaries.

The Exchange Notes are obligations exclusively of the Company and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Exchange Notes and the Exchange Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of June 30, 2026, approximately $4.8 billion of the indebtedness required to be consolidated on our balance sheet was held through subsidiary financing vehicles and secured by certain assets of such subsidiaries. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors, including trade creditors, and holders of preferred stock, if any, of our subsidiaries will have priority over our claims (and therefore the claims of our creditors, including holders of the Exchange Notes) with respect to the assets of such subsidiaries. Even if we were recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Exchange Notes are subordinated structurally to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. All of the existing indebtedness of our subsidiaries is structurally senior to the Exchange Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Exchange Notes.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Exchange Notes, if any, could cause the liquidity or market value of the Exchange Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Exchange Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Exchange Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any initial purchaser undertakes any obligation to maintain our credit ratings or to advise holders of the Exchange Notes of any changes in our credit ratings.

The Exchange Notes are rated by the Rating Agencies (as defined herein). There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the applicable ratings agency if in its judgment future circumstances relating to the basis of the credit rating, such as adverse changes in our business, financial condition and results of operations, so warrant.

An increase in market interest rates could result in a decrease in the market value of the Exchange Notes.

The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Exchange Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Exchange Notes bearing interest at fixed rates and market interest rates increase, the market values of those Exchange Notes may decline. We cannot predict the future level of market interest rates.

The Indenture governing the Exchange Notes contains limited protection for holders of the Exchange Notes.

The Indenture governing the Exchange Notes offers limited protection to holders of the Exchange Notes. The terms of the Indenture and the Exchange Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Exchange Notes. In particular, the terms of the Indenture and the Exchange Notes do not place any restrictions on our or our subsidiaries’ ability to:

•

issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Exchange Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Exchange Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Exchange Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Exchange Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified generally by Section 61(a) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;

•	pay distributions on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Exchange Notes;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of distributions or other amounts to us from our subsidiaries.

In addition, the terms of the Indenture and the Exchange Notes do not protect holders of the Exchange Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity other than as described under “Description of the Exchange Notes—Events of Default” in this prospectus.

Our ability to recapitalize, incur additional debt and take a number of other actions are not limited by the terms of the Exchange Notes and may have important consequences for you as a holder of the Exchange Notes, including making it more difficult for us to satisfy our obligations with respect to the Exchange Notes or negatively affecting the trading value of the Exchange Notes. Other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Exchange Notes, including additional covenants and events of default. See “Risk Factors—Risks Related to Debt Financing—When we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Borrowed money may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, which is incorporated by reference herein. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Exchange Notes.

The optional redemption provision may materially adversely affect your return on the Exchange Notes.

The Exchange Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Exchange Notes at times when prevailing interest rates are lower than the interest rate paid on the Exchange Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Exchange Notes being redeemed.

There is currently no public market for the Exchange Notes. If an active trading market for the Exchange Notes does not develop or is not maintained, you may not be able to sell them.

The Exchange Notes are a new issue of debt securities for which there currently is no trading market. We do not currently intend to apply for listing of the Exchange Notes on any securities exchange or for quotation of the Exchange Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Exchange Notes at their fair market value or at all. If the Exchange Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the initial purchasers in the private offerings of the outstanding Restricted Notes have advised us that they intend to make a market in the Exchange Notes as permitted by applicable laws and regulations; however, the initial purchasers are not obligated to make a market in any of the Exchange Notes, and they may discontinue their market-making activities at any time without notice. Accordingly, we cannot assure you that an active and liquid trading market will develop or continue for the Exchange Notes, that you will be able to sell your Exchange Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Exchange Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Exchange Notes for an indefinite period of time.

We may not be able to repurchase the Exchange Notes upon a Change of Control Repurchase Event.

We may not be able to repurchase the Exchange Notes upon a Change of Control Repurchase Event because we may not have sufficient funds. Upon a Change of Control Repurchase Event, holders of the Exchange Notes may require us to repurchase for cash some or all of the Exchange Notes at a repurchase price equal to 100% of the aggregate principal amount of the Exchange Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. Our failure to purchase such tendered Exchange Notes upon the occurrence of such Change of Control Repurchase Event would cause an event of default under the Indenture governing the Exchange Notes and a cross-default under the agreements governing certain of our other indebtedness, which may result in the acceleration of such indebtedness requiring us to repay that indebtedness immediately. If a Change of Control Repurchase Event were to occur, we may not have sufficient funds to repay any such accelerated indebtedness and/or to make the required repurchase of the Exchange Notes. See “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” in this prospectus for additional information.

Risks Related to the Exchange Offer

If you fail to exchange your Restricted Notes, they will continue to be restricted securities and may become less liquid.

Restricted Notes that you do not validly tender or that we do not accept will, following the exchange offer, continue to be restricted securities, and you may not offer to sell them except under an exemption from, or in a transaction not subject to, the 1933 Act and applicable state securities laws. We will issue the Exchange Notes in exchange for the Restricted Notes in the exchange offer only following the satisfaction of the procedures and conditions set forth in “The Exchange Offer—Procedures for Tendering Restricted Notes.” Because we anticipate that most holders of the Restricted Notes will elect to exchange their outstanding Restricted Notes, we expect that the liquidity of the market for the Restricted Notes remaining after the completion of the exchange offer will be substantially limited, which may have an adverse effect upon and increase the volatility of the market price of the outstanding Restricted Notes. Any Restricted Notes tendered and exchanged in the exchange offer will reduce the aggregate principal amount of the outstanding Restricted Notes at maturity. Further, following the exchange offer, if you did not exchange your Restricted Notes, you generally will not have any further registration rights, and Restricted Notes will continue to be subject to certain transfer restrictions.

Broker-dealers may need to comply with the registration and prospectus delivery requirements of the 1933 Act.

Any broker-dealer that (1) exchanges its Restricted Notes in the exchange offer for the purpose of participating in a distribution of the Exchange Notes or (2) resells Exchange Notes that were received by it for its own account in the exchange offer may be deemed to have received restricted securities and will be required to comply with the registration and prospectus delivery requirements of the 1933 Act in connection with any resale transaction by that broker-dealer. Any profit on the resale of the Exchange Notes and any commission or concessions received by a broker-dealer may be deemed to be underwriting compensation under the 1933 Act.

You may not receive the Exchange Notes in the exchange offer if the exchange offer procedures are not validly followed.

We will issue the Exchange Notes in exchange for your Restricted Notes only if you validly tender such Restricted Notes before expiration of the exchange offer. Neither we, the Trustee nor the exchange agent is under any duty to give notification of defects or irregularities with respect to the tenders of the Restricted Notes for exchange. If you are the beneficial holder of Restricted Notes that are held through your broker, dealer, commercial bank, trust company or other nominee, and you wish to tender such Restricted Notes in the exchange offer, you should promptly contact the person through whom your Restricted Notes are held and instruct that person to tender the Restricted Notes on your behalf.

USE OF PROCEEDS

We will not receive any cash proceeds from the issuance of the Exchange Notes pursuant to the exchange offer. In consideration for issuing the Exchange Notes as contemplated in this prospectus, we will receive in exchange a like principal amount of Restricted Notes, the terms of which are substantially identical to the Exchange Notes. The Restricted Notes surrendered in exchange for the Exchange Notes will be retired and cancelled and cannot be reissued. Accordingly, the issuance of the Exchange Notes will not result in any change in our capitalization. We have agreed to bear the expenses of the exchange offer. No underwriter is being used in connection with the exchange offer.

SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS

This prospectus contains forward-looking statements about our business, including, in particular, statements about our plans, strategies and objectives. These forward-looking statements are not historical facts, but rather are based on current expectations, estimates and projections about Apollo Debt Solutions BDC (the “Company,” “we,” “us,” or “our”), our current and prospective portfolio investments, our industry, our beliefs and opinions, and our assumptions. Words such as “anticipates,” “expects,” “intends,” “plans,” “will,” “may,” “continue,” “believes,” “seeks,” “estimates,” “would,” “could,” “should,” “targets,” “projects,” “outlook,” “potential,” “predicts” and variations of these words and similar expressions are intended to identify forward-looking statements. These statements are not guarantees of future performance and are subject to risks, uncertainties and other factors, some of which are beyond our control and difficult to predict and could cause actual results to differ materially from those expressed or forecasted in the forward-looking statements, including without limitation:

•	our future operating results;

•	our business prospects and the prospects of the companies in which we may invest;

•	the impact of the investments that we expect to make;

•	our ability to raise sufficient capital to execute our investment strategy;

•	general economic and political trends and other external factors;

•	the ability of our portfolio companies to achieve their objectives;

•	our current and expected financing arrangements and investments;

•	changes in the general interest rate environment;

•	the adequacy of our cash resources, financing sources and working capital;

•	the timing and amount of cash flows, distributions and dividends, if any, from our portfolio companies;

•	our contractual arrangements and relationships with third parties;

•	actual and potential conflicts of interest with the Adviser or any of its affiliates;

•	the elevating levels of inflation, and its impact on our portfolio companies and on the industries in which we invest;

•	the dependence of our future success on the general economy and its effect on the industries in which we may invest;

•	our use of financial leverage;

•	the ability of the Adviser to source suitable investments for us and to monitor and administer our investments;

•	the ability of the Adviser or its affiliates to attract and retain highly talented professionals;

•	our ability to qualify for and maintain our qualification as a regulated investment company and as a BDC;

•	the impact on our business of U.S. and international financial reform legislation, rules and regulations;

•	the effect of changes to tax legislation and our tax position; and

•	the tax status of the enterprises in which we may invest.

Although we believe that the assumptions on which these forward-looking statements are based are reasonable, any of those assumptions could prove to be inaccurate, and as a result, the forward-looking statements based on those assumptions also could be inaccurate. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this prospectus should not be regarded as a representation by us that our plans and objectives will be achieved. These risks and uncertainties include those described or identified in the section entitled “Item 1A. Risk Factors” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and elsewhere in this prospectus. These forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law. Because we are an investment company, the forward-looking statements and projections contained in this prospectus are excluded from the safe harbor protection provided by Section 21E of the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Discussions containing these forward-looking statements may be found in the sections titled “Business,” “Risk Factors” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” incorporated by reference from the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025, the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026. We discuss in greater detail, and incorporate by reference into this prospectus in their entirety, many of these risks and uncertainties in the sections titled “Risk Factors” in this prospectus, and the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025, the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2026, and the Company’s Quarterly Report on Form  10-Q for the quarter ended June 30, 2026. These projections and forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law. These forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law.

THE EXCHANGE OFFER

Purpose and Effect of the Exchange Offer

We issued $400,000,000 aggregate principal amount of the 5.200% Restricted Notes and $750,000,000 aggregate principal amount of the 5.700% Restricted Notes in transactions not requiring registration under the 1933 Act on December 8, 2025, with respect to the 5.200% Restricted Notes and January 23, 2026, with respect to the 5.700% Restricted Notes.

The 5.200% Restricted Notes were issued, and the 5.200% Exchange Notes will be issued, pursuant to a base indenture dated as of March 21, 2024 (the “Base Indenture”), and the fifth supplemental indenture, dated as of December 8, 2025, to the Base Indenture (the “Fifth Supplemental Indenture,”) between us and the Trustee. The 5.700% Restricted Notes were issued, and the 5.700% Exchange Notes will be issued, pursuant to the Base Indenture and the sixth supplemental indenture, dated as of January 23, 2026, to the Base Indenture (the “Sixth Supplemental Indenture” and, together with the Base Indenture and the Fifth Supplemental Indenture, the “Indenture”) between us and the Trustee.

In connection with such Restricted Notes issuances, we entered into Registration Rights Agreements, which require that we file this registration statement under the 1933 Act with respect to the Exchange Notes to be issued in the exchange offer and, upon the effectiveness of this registration statement, offer to you the opportunity to exchange your Restricted Notes for a like principal amount of Exchange Notes.

Under each Registration Rights Agreement, we agreed, for the benefit of the holders of the Restricted Notes, to use commercially reasonable efforts to:

•

file the Exchange Offer Registration Statement with respect to a registered offer to exchange the Restricted Notes for the Exchange Notes having terms substantially identical to the Restricted Notes being exchanged, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default;

•

cause the Exchange Offer Registration Statement to become effective and continuously effective, supplemented and amended, for a period ending on the earlier of (i) 180 days from the date on which the Exchange Offer Registration Statement becomes or is declared effective and (ii) the date on which a broker-dealer registered under the 1933 Act is no longer required to deliver a prospectus in connection with market-making or other trading activities; and

•

cause the exchange offer to be consummated on the earliest practicable date after the Exchange Offer Registration Statement has become or been declared effective, but in no event later than 365 days after the initial issuance of the Restricted Notes (or if such 365th day is not a business day, the next succeeding business day).

We also agreed to keep the Exchange Offer Registration Statement effective for not less than the minimum period required under applicable federal and state securities laws to consummate the exchange offer; provided, however, that in no event shall such period be less than 20 business days after the commencement of the exchange offer. If there is a Registration Default, the interest rate borne by the affected series of Restricted Notes will increase by 0.25% per annum and will increase by an additional 0.25% per annum on the principal amount of Notes with respect to each subsequent 90-day period, up to a maximum of additional interest of 0.50% per annum. Additional Interest due pursuant to Registration Defaults will be paid in cash on the relevant interest payment date to holders of record on the relevant regular record dates. Following the cure of all Registration Defaults relating to any particular Restricted Notes, the interest rate borne by the Restricted Notes will be reduced to the original interest rate borne by Restricted Notes; provided, however, that, if after any such reduction in interest rate, a different Registration Default occurs, the interest rate borne by the relevant Restricted Notes will again be increased pursuant to the foregoing provisions.

If the Company is not able to effect the exchange offer, the Company will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective.

The Exchange Notes will be issued without a restrictive legend, and except as set forth below, you may resell or otherwise transfer them without registration under the 1933 Act. After we complete the exchange offer, our obligation to register the exchange of Exchange Notes for Restricted Notes will terminate. A copy of each Registration Rights Agreement has been filed as an exhibit to the registration statement of which this prospectus is a part.

Based on interpretations by the staff of the SEC set forth in no-action letters issued to third parties unrelated to us, including Exxon Capital Holdings Corp., SEC no-action letter (April 13, 1988), Morgan, Stanley & Co. Inc., SEC no-action letter (June 5, 1991) and Shearman & Sterling, SEC no-action letter (July 2, 1993), subject to the limitations described in the succeeding three paragraphs, we believe that you may resell or otherwise transfer the Exchange Notes issued to you in the exchange offer without compliance with the registration and prospectus delivery requirements of the 1933 Act. Our belief, however, is based on your representations to us that:

•	you are acquiring the Exchange Notes in the ordinary course of your business;

•	you are not engaging in and do not intend to engage in a distribution of the Exchange Notes;

•	you do not have an arrangement or understanding with any person or entity to participate in the distribution of the Exchange Notes;

•	you are not our “affiliate” as that term is defined in Rule 405 under the 1933 Act;

•	you are not a broker-dealer tendering Restricted Notes acquired directly from us for your own account; and

•	you are not acting on behalf of any person that could not truthfully make these representations.

If you cannot make the representations described above, you may not participate in the exchange offer, you may not rely on the staff’s interpretations discussed above, and you must, in the absence of an exemption therefrom, comply with registration and the prospectus delivery requirements of the 1933 Act in order to resell your Restricted Notes.

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. See “Plan of Distribution.”

We have not asked the staff for a no-action letter in connection with the exchange offer, however, and we cannot assure you that the staff would make a similar determination with respect to the exchange offer.

If you are not eligible to participate in the exchange offer, you can elect to have your Restricted Notes registered for resale on a “shelf” registration statement pursuant to Rule 415 under the 1933 Act. In the event that we are obligated to file a shelf registration statement, we will be required to use commercially reasonable efforts to keep the shelf registration statement effective for so long as such Restricted Notes remain registrable securities under the applicable Registration Rights Agreement. Other than as set forth in this paragraph, you will not have the right to require us to register your Restricted Notes under the 1933 Act. See “—Procedures for Tendering Restricted Notes.”

Consequences of Failure to Exchange

If you do not participate or validly tender your Restricted Notes in the exchange offer:

•

you will retain your Restricted Notes that are not registered under the 1933 Act and they will continue to be subject to restrictions on transfer that are described in the legend on the Restricted Notes;

•

you will not be able to require us to register your Restricted Notes under the 1933 Act unless, as set forth above, you do not receive freely tradable Exchange Notes in the exchange offer or are not eligible to participate in the exchange offer, and we are obligated to file a shelf registration statement;

•

you will not be able to resell or otherwise transfer your Restricted Notes unless they are registered under the 1933 Act or unless you offer to resell or transfer them pursuant to an exemption under the 1933 Act; and

•	the trading market for your Restricted Notes will become more limited to the extent that other holders of Restricted Notes participate in the exchange offer.

Terms of the Exchange Offer

Upon the terms and subject to the conditions set forth in this prospectus and in the accompanying letter of transmittal, we will accept any and all Restricted Notes validly tendered and not withdrawn prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer. We will issue $1,000 principal amount of the Exchange Notes in exchange for each $1,000 principal amount of the Restricted Notes accepted in the exchange offer. You may tender some or all of your Restricted Notes pursuant to the exchange offer; however, Restricted Notes may be tendered only in denominations of $2,000 and integral multiples of $1,000 in excess thereof. The Exchange Notes issued to you in the exchange offer will be delivered by credit to the accounts at DTC of the applicable DTC participants.

The form and terms of the Exchange Notes are substantially identical to those of the Restricted Notes, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes (except for Restricted Notes sold pursuant to the shelf registration statement described above). The Exchange Notes will be issued under and entitled to the benefits of the same indenture that authorized the issuance of the Restricted Notes.

As of the date of this prospectus, $400,000,000 aggregate principal amount of the 5.200% Restricted Notes and $750,000,000 aggregate principal amount of the 5.700% Restricted Notes are outstanding and registered in the name of Cede & Co., as nominee for DTC. This prospectus, together with the letter of transmittal, is being sent to the registered holder and to others believed to have beneficial interests in the Restricted Notes. We intend to conduct the exchange offer in accordance with the applicable requirements of the 1934 Act and the rules and regulations of the SEC promulgated under the 1934 Act.

We will be deemed to have accepted validly tendered Restricted Notes if and when we have given oral (any such oral notice to be promptly confirmed in writing) or written notice of our acceptance to U.S. Bank Trust Company, National Association, the exchange agent for the exchange offer. The exchange agent will act as our agent for the purpose of receiving from us the Exchange Notes for the tendering noteholders. If we do not accept any tendered Restricted Notes because of an invalid tender, the occurrence of certain other events set forth in this prospectus or otherwise, we will return such Restricted Notes by credit to the accounts at DTC of the applicable DTC participants, without expense, to the tendering noteholder as promptly as practicable after the expiration date of the exchange offer.

You will not be required to pay brokerage commissions or fees or transfer taxes, except as set forth under “—Transfer Taxes,” with respect to the exchange of your Restricted Notes in the exchange offer. We will pay all charges and expenses, other than certain applicable taxes, in connection with the exchange offer. See “—Fees and Expenses.”

Expiration Date; Extension; Amendment

The expiration date for the exchange offer will be 11:59 p.m., New York City time, on,     , 2026, unless we determine, in our sole discretion, to extend the exchange offer, in which case it will expire at the later date and time to which it is extended. We do not currently intend to extend the exchange offer, however, although we reserve the right to do so. If we extend the exchange offer, we may delay acceptance of any Restricted Notes by giving oral (any such oral notice to be promptly confirmed in writing) or written notice of the extension to the exchange agent and give each registered holder of Restricted Notes notice by means of a press release or other public announcement of any extension prior to 9:00 a.m., New York City time, on the next business day after the scheduled expiration date.

We also reserve the right, in our sole discretion:

•	to accept tendered Restricted Notes upon the expiration of the exchange offer, and extend the exchange offer with respect to untendered Restricted Notes;

•

subject to applicable law, to delay accepting any Restricted Notes, to extend the exchange offer or to terminate the exchange offer if, in our reasonable judgment, any of the conditions set forth under “—Conditions” have not been satisfied or waived, to terminate the exchange offer by giving oral (any such oral notice to be promptly confirmed in writing) or written notice of such delay or termination to the exchange agent; or

•	to amend or waive the terms and conditions of the exchange offer in any manner by complying with Rule 14e-l(d) under the 1934 Act, to the extent that rule applies.

We will notify you as promptly as we can of any extension, termination or amendment. In addition, we acknowledge and undertake to comply with the provisions of Rule 14e-l(c) under the 1934 Act, which requires us to issue the Exchange Notes, or return the Restricted Notes tendered for exchange, promptly after the termination or withdrawal of the exchange offer.

Procedures for Tendering Restricted Notes

The Restricted Notes are represented by global securities without interest coupons in fully registered form, registered in the name of Cede & Co., as nominee for DTC. Beneficial interests in the global securities are held by direct or indirect participants in DTC through certificateless depositary interests and are shown on, and transfers of these interests are effected only through, records maintained in book-entry form by DTC with respect to its participants. You are not entitled to receive certificated Restricted Notes in exchange for your beneficial interest in these global securities except in limited circumstances described in “Description of the Exchange Notes—Book-Entry System.”

Accordingly, you must tender your Restricted Notes pursuant to DTC’s ATOP procedures. As the DTC’s ATOP system is the only method of processing exchange offers through DTC, you must instruct a participant in DTC to transmit to the exchange agent on or prior to the expiration date for the exchange offer a computer-generated message transmitted by means of the ATOP system and received by the exchange agent and forming a part of a confirmation of book-entry transfer, in which you acknowledge and agree to be bound by the terms of the letter of transmittal, instead of sending a signed, hard copy letter of transmittal. DTC is obligated to communicate those electronic instructions to the exchange agent. To tender Restricted Notes through the ATOP system, the electronic instructions sent to DTC and transmitted by DTC to the exchange agent must contain the character by which the participant acknowledges its receipt of, and agrees to be bound by, the letter of transmittal, including the representations to us described above under “—Purpose and Effect of the Exchange Offer,” and be received by the exchange agent prior to 11:59 p.m., New York City time, on the expiration date.

If you hold Restricted Notes through a broker, dealer, commercial bank, trust company, other financial institution or other nominee, each referred to herein as an “intermediary,” and you wish to tender your Restricted Notes, you should contact such intermediary promptly and instruct such intermediary to tender on your behalf. So long as the Restricted Notes are in book-entry form represented by global securities, Restricted Notes may only be tendered by your intermediary pursuant to DTC’s ATOP procedures.

If you tender a Restricted Note and you do not properly withdraw the tender prior to the expiration date, you will have made an agreement with us to participate in the exchange offer in accordance with the terms and subject to the conditions set forth in this prospectus and in the letter of transmittal.

We will determine, in our sole discretion, all questions regarding the validity, form, eligibility, including time of receipt, acceptance and withdrawal of tendered Restricted Notes. Our determination will be final and binding. We reserve the absolute right to reject any and all Restricted Notes not validly tendered or any Restricted Notes our acceptance of which would, in the opinion of our counsel, be unlawful. We also reserve the right to waive any defects, irregularities or conditions of tender as to certain Restricted Notes. Our interpretation of the terms and conditions of the exchange offer, including the instructions in the letter of transmittal, will be final and binding on all parties.

You must cure any defects or irregularities in connection with tenders of your Restricted Notes within the time period that we determine unless we waive that defect or irregularity. Although we intend to notify you of defects or irregularities with respect to your tender of Restricted Notes, neither we, the Trustee, the exchange agent nor any other person will incur any liability for failure to give this notification. Your tender will not be deemed to have been made and your Restricted Notes will be returned to you unless otherwise provided in the letter of transmittal, as soon as practicable following the expiration of the exchange offer, if:

•	you invalidly tender your Restricted Notes;

•	you have not cured any defects or irregularities in your tender; and

•	we have not waived those defects, irregularities or invalid tender.

•	In addition, we reserve the right in our sole discretion to:

•	purchase or make offers for, or offer Exchange Notes for, any Restricted Notes that remain outstanding subsequent to the expiration of the exchange offer;

•	terminate the exchange offer; and

•	to the extent permitted by applicable law, purchase Restricted Notes in the open market, in privately negotiated transactions or otherwise.

The terms of any of these purchases of or offers for Restricted Notes could differ from the terms of the exchange offer.

In all cases, the issuance of Exchange Notes for Restricted Notes that are accepted for exchange in the exchange offer will be made only after timely receipt by the exchange agent of a timely book-entry confirmation of your Restricted Notes into the exchange agent’s account at DTC, a computer-generated message instead of the Letter of Transmittal, and all other required documents. If any tendered Restricted Notes are not accepted for any reason set forth in the terms and conditions of the exchange offer or if Restricted Notes are submitted for a greater principal amount than you indicate your desire to exchange, the unaccepted or non-exchanged Restricted Notes, or Restricted Notes in substitution therefor, will be returned without expense to you by credit to the accounts at DTC of the applicable DTC participant, as promptly as practicable after rejection of tender or the expiration or termination of the exchange offer.

Book-Entry Transfer

The exchange agent will make a request to establish an account with respect to the Restricted Notes at DTC for purposes of the exchange offer after the date of this prospectus, and any financial institution that is a participant in DTC’s systems may make book-entry delivery of Restricted Notes being tendered by causing DTC to transfer such Restricted Notes into the exchange agent’s account at DTC in accordance with DTC’s procedures for transfer.

Any DTC participant wishing to tender Restricted Notes in the exchange offer (whether on its own behalf or on behalf of the beneficial owner of Restricted Notes) should transmit its acceptance to DTC sufficiently far in advance of the expiration of the exchange offer so as to permit DTC to take the following actions prior to 11:59 p.m., New York City time, on the expiration date. DTC will verify such acceptance, execute a book-entry transfer of the tendered Restricted Notes into the exchange agent’s account at DTC and then send to the exchange agent a confirmation of such book-entry transfer. The confirmation of such book-entry transfer will include a confirmation that such DTC participant acknowledges and agrees (on behalf of itself and on behalf of any beneficial owner of the applicable Restricted Notes) to be bound by the letter of transmittal. All of the foregoing, together with any other required documents, must be delivered to and received by the exchange agent prior to 11:59 p.m., New York City time, on the expiration date.

No Guaranteed Delivery Procedures

Guaranteed delivery procedures are not available in connection with the exchange offer.

Withdrawal Rights

You may withdraw tenders of your Restricted Notes at any time prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer.

For your withdrawal to be effective, the exchange agent must receive an electronic ATOP transmission of the notice of withdrawal at its address set forth below under “—Exchange Agent,” prior to 11:59 p.m., New York City time, on the expiration date.

The notice of withdrawal must:

•	specify the name and DTC account number of the DTC participant that tendered such Restricted Notes;

•	specify the principal amount of Restricted Notes to be withdrawn;

•	specify the name and account number of the DTC participant to which the withdrawn Restricted Notes should be credited; and

•	contain a statement that the holder is withdrawing its election to have the Restricted Notes exchanged.

We will determine all questions regarding the validity, form and eligibility, including time of receipt, of withdrawal notices. Our determination will be final and binding on all parties. Any Restricted Notes that have been withdrawn will be deemed not to have been validly tendered for exchange for purposes of the exchange offer. Any Restricted Notes that have been tendered for exchange but that are withdrawn and not exchanged will be returned by credit to the account at DTC of the applicable DTC participant without cost as soon as practicable after withdrawal. Properly withdrawn Restricted Notes may be retendered by following one of the procedures described under “—Procedures for Tendering Restricted Notes” above at any time on or prior to 11:59 p.m., New York City time, on the expiration date.

No Appraisal or Dissenters’ Rights

You do not have any appraisal or dissenters’ rights in connection with the exchange offer.

Conditions

Notwithstanding any other provision of the exchange offer, and subject to our obligations under the related Registration Rights Agreement, we will not be required to accept for exchange, or to issue Exchange Notes in exchange for, any Restricted Notes and may terminate or amend the exchange offer, if at any time before the acceptance of any Restricted Notes for exchange any one of the following events occurs:

•	any injunction, order or decree has been issued by any court or any governmental agency that would prohibit, prevent or otherwise materially impair our ability to complete the exchange offer; or

•	the exchange offer violates any applicable law or any applicable interpretation of the staff of the SEC.

These conditions are for our sole benefit, and we may assert them regardless of the circumstances giving rise to them, subject to applicable law. We also may waive in whole or in part at any time and from time to time any particular condition in our sole discretion. If we waive a condition, we may be required, in order to comply with applicable securities laws, to extend the expiration date of the exchange offer. Our failure at any time to exercise any of the foregoing rights will not be deemed a waiver of these rights, and these rights will be deemed ongoing rights which may be asserted at any time and from time to time.

In addition, we will not accept for exchange any Restricted Notes validly tendered, and no Exchange Notes will be issued in exchange for any tendered Restricted Notes, if, at the time the Restricted Notes are tendered, any stop order is threatened by the SEC or in effect with respect to the registration statement of which this prospectus is a part or the qualification of the Indenture under the Trust Indenture Act of 1939, as amended.

The exchange offer is not conditioned on any minimum principal amount of Restricted Notes being tendered for exchange.

Exchange Agent

We have appointed U.S. Bank Trust Company, National Association as exchange agent for the exchange offer. Questions, requests for assistance and requests for additional copies of this prospectus, the Letter of Transmittal and other related documents should be directed to the exchange agent addressed as follows:

U.S. Bank Trust Company, National Association, as Exchange Agent

By Registered or Certified Mail, Overnight Delivery on or before

11:59 p.m. New York City Time on the Expiration Date:

U.S. Bank Trust Company, National Association

Attn: Corporate Actions

111 Fillmore Avenue

St. Paul, MN 55107-1402

For Information or Confirmation by Telephone Call:

(800) 934-6802

By Email or Facsimile Transmission (for Eligible Institutions only):

Email: cts.specfinance@usbank.com

Facsimile: (651) 466-7367

DELIVERY OF A LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE, OR TRANSMISSION OF SUCH LETTER OF TRANSMITTAL VIA FACSIMILE OTHER THAN AS SET FORTH ABOVE, WILL NOT CONSTITUTE A VALID DELIVERY.

The exchange agent also acts as the Trustee under the Indenture.

Fees and Expenses

We will not pay brokers, dealers or others soliciting acceptances of the exchange offer. The principal solicitation is being made by mail. Additional solicitations, however, may be made in person, by email or by telephone by our officers and employees.

We will pay the estimated cash expenses to be incurred in connection with the exchange offer. These are estimated in the aggregate to be approximately $400,000, which includes fees and expenses of the exchange agent and accounting, legal, printing and related fees and expenses.

Transfer Taxes

You will not be obligated to pay any transfer taxes in connection with a tender of your Restricted Notes unless Exchange Notes are to be registered in the name of, or Restricted Notes (or any portion thereof) not tendered or not accepted in the exchange offer are to be returned to, a person other than the registered tendering holder of the Restricted Notes, in which event the registered tendering holder will be responsible for the payment of any applicable transfer tax. In addition, tendering holders will be responsible for any transfer tax imposed for any reason other than the transfer of Restricted Notes to, or upon the order of, the Company pursuant to the exchange offer.

Accounting Treatment

We will not recognize any gain or loss for accounting purposes upon the consummation of the exchange offer. We will amortize the expense of the exchange offer over the term of the Exchange Notes under generally accepted accounting principles in the United States of America (“GAAP”). The unamortized debt issuance costs are reflected in the carrying value of the Notes as presented in the Consolidated Statements of Assets and Liabilities. Debt issuance costs are amortized through the life of the Notes and recorded as interest expense in the current period.

DESCRIPTION OF THE EXCHANGE NOTES

We issued the 5.200% Restricted Notes, and will issue the 5.200% Exchange Notes, under the Base Indenture and the Fifth Supplemental Indenture. We issued the 5.700% Restricted Notes, and will issue the 5.700% Exchange Notes, under the Base Indenture and the Sixth Supplemental Indenture. The following description is a summary of the material provisions of the Indenture. It does not restate the Indenture in its entirety. We urge you to read the Indenture, a copy of which is filed as an exhibit to the registration statement of which this prospectus forms a part, because it, and not this description, defines your rights as holders of the Notes.

Capitalized terms used but not otherwise defined herein will have the meanings given to them in the Notes or the Indenture, as applicable.

The registered holder of a Note will be treated as the owner of it for all purposes. Only registered holders will have rights under the Indenture.

General

The Restricted Notes are, and the Exchange Notes will be, our general senior unsecured obligations ranking equally in right of payment with all of our other senior unsecured indebtedness from time to time outstanding. The 5.200% Notes and the 5.700% Notes will mature on December 8, 2028 and January 23, 2031, respectively, unless previously redeemed or repurchased in full by us as provided below under “—Optional Redemption” or “—Offer to Repurchase Upon a Change of Control Repurchase Event.” The Exchange Notes and the Restricted Notes that remain outstanding after the exchange offer will be a single series under the Indenture.

The 5.200% Restricted Notes bear, and the 5.200% Exchange Notes will bear, cash interest at the rate of 5.200% per annum from December 8, 2025 to the stated maturity or date of earlier redemption. Interest on the 5.200% Notes will be payable semi-annually in arrears on each of June 8 and December 8, commencing June 8, 2026 (if an interest payment date falls on a day that is not a business day, then the applicable interest payment will be made on the next succeeding business day and no additional interest will accrue as a result of such delayed payment), to the persons in whose names such notes were registered at the close of business on the immediately preceding June 8 and December 8 (whether or not a business day), respectively.

The 5.700% Restricted Notes bear, and the 5.700% Exchange Notes will bear, cash interest at the rate of 5.700% per annum from January 23, 2026 to the stated maturity or date of earlier redemption. Interest on the 5.700% Notes will be payable semi-annually in arrears on each of January 23 and July 23, commencing July 23, 2026 (if an interest payment date falls on a day that is not a business day, then the applicable interest payment will be made on the next succeeding business day and no additional interest will accrue as a result of such delayed payment), to the persons in whose names such notes were registered at the close of business on the immediately preceding January 23 and July 23 (whether or not a business day), respectively.

Interest payments in respect of the Notes will equal the amount of interest accrued from and including the immediately preceding interest payment date in respect of which interest has been paid or duly provided for (or from and including the date of issue, if no interest has been paid or duly provided for with respect to the Notes), to, but excluding, the applicable interest payment date or stated maturity date or date of early redemption, as the case may be. Interest on the Notes will be computed on the basis of a 360-day year comprised of twelve 30-day months. The Trustee shall have no duty or responsibility to calculate or verify the interest rate.

If an interest payment date or the stated maturity date or date of early redemption of the Notes falls on a Saturday, Sunday or other day on which banking institutions in The City of New York are authorized or obligated by law or executive order to close, the required payment due on such date will instead be made on the next business day. No further interest will accrue as a result of such delayed payment.

We issued the 5.200% Restricted Notes in an aggregate principal amount of $400,000,000 and the 5.700% Restricted Notes in an aggregate principal amount of $750,000,000 on December 8, 2025, with respect to the 5.200% Restricted Notes, and January 23, 2026, with respect to the 5.700% Restricted Notes, in transactions not requiring registration under the 1933 Act.

The Indenture does not limit the aggregate principal amount of the debt securities which we may issue thereunder and provides that we may issue debt securities thereunder from time to time in one or more series. We may, without the consent of the holders of the Notes, issue additional Notes (in any such case, other than any Exchange Notes, “Additional Notes”) under the Indenture with the same ranking and the same interest rate, maturity and other terms as the Notes of a series; provided that, if such Additional Notes are not fungible with the Notes of the applicable series (or any other tranche of Additional Notes) for U.S. federal income tax purposes, then such Additional Notes will have different CUSIP numbers from the Notes of such series (and any such other tranche of Additional Notes). Any Additional Notes and the existing Notes of a series will constitute a single series under the Indenture and all references to the relevant Notes herein will include the Additional Notes unless the context otherwise requires.

We do not intend to list the Notes on any securities exchange or any automated dealer quotation system.

The Notes will be issued only in fully registered form without coupons in minimum denominations of $2,000 and integral multiples of $1,000 in excess thereof. The Notes may be presented for transfer (duly endorsed or accompanied by a written instrument of transfer, if so required by us or the security registrar) or exchanged for other notes (containing identical terms and provisions, in any authorized denominations, and of a like aggregate principal amount) at the office or agency maintained by us for such purposes (initially the corporate trust office of the Trustee). Such transfer or exchange will be made without service charge, but we may require payment of a sum sufficient to cover any tax or other governmental charge and any other expenses then payable. Prior to the due presentment of a Note for registration of transfer, we, the Trustee and any other agent of ours or the Trustee may treat the registered holder of each Note as the owner of such Note for the purpose of receiving payments of principal of and interest on such Note and for all other purposes whatsoever.

The Indenture does not contain any provisions that would limit our ability to incur unsecured indebtedness or that would afford holders of the Notes protection in the event of a sudden and significant decline in our credit quality or a takeover, recapitalization or highly leveraged or similar transaction involving us. Accordingly, we could in the future enter into transactions that could increase the amount of indebtedness outstanding at that time or otherwise affect our capital structure or the credit rating of the Notes.

The Notes will not be subject to any sinking fund (i.e., no amounts will be set aside by us to ensure repayment of the Notes at maturity). As a result, our ability to repay the Notes at maturity will depend on our financial condition on the date that we are required to repay the Notes.

Optional Redemption

We may redeem some or all of the Notes at our option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of:

•

(a) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the Notes matured on the Par Call Date) on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined below) plus 30 basis points, less (b) interest accrued to the date of redemption, or

•	100% of the principal amount of the Notes to be redeemed,

plus, in either case accrued and unpaid interest thereon to the redemption date of the Notes.

Notwithstanding the foregoing, at any time on or after the Par Call Date, the Company may redeem some of or all of the Notes, at any time and from time to time, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed plus, in each case, accrued and unpaid interest, if any, to, but excluding, the redemption date.

If we choose to redeem any Notes, we will deliver a notice of redemption to holders of such series of Notes to be redeemed not less than 10 nor more than 60 days before the redemption date. If we are redeeming less than all of the Notes, the particular Notes to be redeemed will be selected in accordance with the applicable procedures of the Trustee and, so long as the Notes are registered to DTC or its nominee, the DTC; provided, however, that no such partial redemption will reduce the portion of the principal amount of a Note not redeemed to less than $2,000. Unless we default in payment of the redemption price, on and after the redemption date, interest will cease to accrue on the Notes or portions of the Notes called for redemption.

“Treasury Rate” means, with respect to any redemption date of the Notes, the yield determined by us in accordance with the below.

The Treasury Rate shall be determined by us after 4:15 p.m., New York City time (or after such time as yields on U.S. government securities are posted daily by the Board of Governors of the Federal Reserve System), on the third business day preceding the redemption date based upon the yield or yields for the most recent day that appear after such time on such day in the most recent statistical release published by the Board of Governors of the Federal Reserve System designated as “Selected Interest Rates (Daily)— H.15” (or any successor designation or publication) (“H.15”) under the caption “U.S. government securities–Treasury constant maturities–Nominal” (or any successor caption or heading) (“H.15 TCM”). In determining the Treasury Rate, we shall select, as applicable: (1) the yield for the Treasury constant maturity on H.15 exactly equal to the period from the redemption date to the maturity date of the Notes (the “Remaining Life”); or (2) if there is no such Treasury constant maturity on H.15 exactly equal to the Remaining Life, the two yields—one yield corresponding to the Treasury constant maturity on H.15 immediately shorter than and one yield corresponding to the Treasury constant maturity on H.15 immediately longer than the Remaining Life—and shall interpolate to the applicable Par Call Date of the Notes on a straight-line basis (using the actual number of days) using such yields and rounding the result to three decimal places; or (3) if there is no such Treasury constant maturity on H.15 shorter than or longer than the Remaining Life, the yield for the single Treasury constant maturity on H.15 closest to the Remaining Life. For purposes of this paragraph, the applicable Treasury constant maturity or maturities on H.15 shall be deemed to have a maturity date equal to the relevant number of months or years, as applicable, of such Treasury constant maturity from the redemption date.

If on the third business day preceding the redemption date H.15 TCM is no longer published, we shall calculate the Treasury Rate based on the rate per annum equal to the semi-annual equivalent yield to maturity at 11:00 a.m., New York City time, on the second business day preceding such redemption date of the United States Treasury security maturing on, or with a maturity that is closest to, the applicable Par Call Date of the Notes, as applicable. If there is no United States Treasury security maturing on the applicable Par Call Date of the Notes but there are two or more United States Treasury securities with a maturity date equally distant from the applicable Par Call Date of the Notes, one with a maturity date preceding the applicable Par Call Date of the Notes and one with a maturity date following the applicable Par Call Date of the Notes, we shall select the United States Treasury security with a maturity date preceding the applicable Par Call Date of the Notes. If there are two or more United States Treasury securities maturing on the applicable Par Call Date of the Notes or two or more United States Treasury securities meeting the criteria of the preceding sentence, we shall select from among these two or more United States Treasury securities the United States Treasury security that is trading closest to par based upon the average of the bid and asked prices for such United States Treasury securities at 11:00 a.m., New York City time. In determining the Treasury Rate in accordance with the terms of this paragraph, the semi-annual yield to maturity of the applicable United States Treasury security shall be based upon the average of the bid and asked prices (expressed as a percentage of principal amount) at 11:00 a.m., New York City time, of such United States Treasury security, and rounded to three decimal places.

Our actions and determinations in determining the redemption price of any of the Notes shall be conclusive and binding for all purposes, absent manifest error. The Trustee shall have no duty or responsibility to calculate or verify the redemption price.

Offer to Repurchase Upon a Change of Control Repurchase Event

If a Change of Control Repurchase Event occurs, unless we have exercised our right to redeem the Notes in full, we will make an offer to each holder of the Notes to repurchase all or any part (in minimum denominations of $2,000 and integral multiples of $1,000 principal amount in excess thereof) of that holder’s Notes at a repurchase price in cash equal to 100% of the aggregate principal amount of Notes repurchased plus any accrued and unpaid interest on the Notes repurchased to, but not including, the date of purchase. Within 30 days following any Change of Control Repurchase Event or, at our option, prior to any Change of Control, but after the public announcement of the Change of Control, we will mail a notice to each holder describing the transaction or transactions that constitute or may constitute the Change of Control Repurchase Event and offering to repurchase Notes on the payment date specified in the notice, which date will be no earlier than 30 days and no later than 60 days from the date such notice is mailed. The notice will, if mailed prior to the date of consummation of the Change of Control, state that the offer to purchase is conditioned on the Change of Control Repurchase Event occurring on or prior to the payment date specified in the notice. We will comply with the requirements of Rule 14e-1 promulgated under the 1934 Act and any other securities laws and regulations thereunder to the extent those laws and regulations are applicable in connection with the repurchase of the Notes as a result of a Change of Control Repurchase Event. To the extent that the provisions of any securities laws or regulations conflict with the Change of Control Repurchase Event provisions of the Notes, we will comply with the applicable securities laws and regulations and will not be deemed to have breached our obligations under the Change of Control Repurchase Event provisions of the Notes by virtue of such conflict.

On the Change of Control Repurchase Event payment date, subject to extension if necessary to comply with the provisions of the 1940 Act and the rules and regulations promulgated thereunder, we will, to the extent lawful:

(1) accept for payment all Notes or portions of Notes properly tendered pursuant to our offer;

(2) deposit with the paying agent an amount equal to the aggregate purchase price in respect of all Notes or portions of Notes properly tendered; and

(3) deliver or cause to be delivered to the Trustee the Notes properly accepted, together with an officers’ certificate stating the aggregate principal amount of Notes being purchased by us.

The paying agent will promptly remit to each holder of Notes properly tendered the purchase price for the Notes, and upon receipt of the written instruction, the Trustee will promptly authenticate and mail (or cause to be transferred by book-entry) to each holder an Exchange Note equal in principal amount to any unpurchased portion of any Notes surrendered; provided that each Exchange Note will be in a minimum principal amount of $2,000 or an integral multiple of $1,000 in excess thereof.

We will not be required to make an offer to repurchase the Notes upon a Change of Control Repurchase Event if a third party makes an offer in the manner, at the times and otherwise in compliance with the requirements for an offer made by us and such third party purchases all Notes properly tendered and not withdrawn under its offer.

The source of funds that will be required to repurchase Notes in the event of a Change of Control Repurchase Event will be our available cash or cash generated from our operations or other potential sources, including funds provided by a purchaser in the Change of Control transaction, borrowings, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any

Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of certain of our and our subsidiaries’ financing arrangements provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under our and our subsidiaries’ financing arrangements at that time and to terminate the financing arrangements. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, which is incorporated by reference herein, for a general discussion of our and our subsidiaries’ indebtedness.

Our and our subsidiaries’ future financing arrangements may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our and our subsidiaries’ future financing arrangements, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes and/or our and our subsidiaries’ other debt. See “Risk Factors—Risks Related to the Exchange Notes—We may not be able to repurchase the Notes upon a Change of Control Repurchase Event” in this prospectus for more information.

The definition of “Change of Control” includes a phrase relating to the direct or indirect sale, transfer, conveyance or other disposition of “all or substantially all” of our properties or assets and those of our subsidiaries taken as a whole. Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise, established definition of the phrase under applicable law. Accordingly, the ability of a holder of Notes to require us to repurchase the Notes as a result of a sale, transfer, conveyance or other disposition of less than all of our assets and the assets of our subsidiaries taken as a whole to another person or group may be uncertain.

For purposes of the Exchange Notes:

“Below Investment Grade Rating Event” means the Notes are downgraded below Investment Grade by the Rating Agencies on any date from the date of the public notice of an arrangement that results in a Change of Control until the end of the 60-day period following public notice of the occurrence of a Change of Control (which period will be extended so long as the rating of the Notes is under publicly announced consideration for possible downgrade by any of the Rating Agencies); provided that a Below Investment Grade Rating Event otherwise arising by virtue of a particular reduction in rating will not be deemed to have occurred in respect of a particular Change of Control (and thus will not be deemed a Below Investment Grade Rating Event for purposes of the definition of Change of Control Repurchase Event hereunder) if the Rating Agencies making the reduction in rating to which this definition would otherwise apply do not announce or publicly confirm or inform the Trustee in writing at its request that the reduction was the result, in whole or in part, of any event or circumstance comprised of or arising as a result of, or in respect of, the applicable Change of Control (whether or not the applicable Change of Control will have occurred at the time of the Below Investment Grade Rating Event).

“Change of Control” means the occurrence of any of the following:

(1) the direct or indirect sale, lease, transfer, conveyance or other disposition (other than by way of merger or consolidation) in one or a series of related transactions, of all or substantially all of the assets of Apollo Debt Solutions BDC and its Controlled Subsidiaries taken as a whole to any “person” or “group” (as those terms are used in Section 13(d)(3) of the 1934 Act), other than to any Permitted Holders; provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Company or its Controlled Subsidiaries will not be deemed to be any such sale, lease, transfer, conveyance or disposition;

(2) the consummation of any transaction (including, without limitation, any merger or consolidation) the result of which is that any “person” or “group” (as those terms are used in Section 13(d)(3) of the

1934 Act) (other than any Permitted Holders) becomes the “beneficial owner” (as defined in Rules 13d-3 and 13d-5 promulgated under the 1934 Act), directly or indirectly, of more than 50% of the outstanding Voting Stock of the Company, measured by voting power rather than number of shares; or

(3) the approval by the Company’s stockholders of any plan or proposal relating to the liquidation or dissolution of the Company.

“Change of Control Repurchase Event” means the occurrence of a Change of Control and a Below Investment Grade Rating Event.

“Controlled Subsidiary” means any subsidiary of the Company, 50% or more of the outstanding equity interests of which are owned by the Company and its direct or indirect subsidiaries and of which the Company possesses, directly or indirectly, the power to direct or cause the direction of the management or policies, whether through the ownership of voting equity interests, by agreement or otherwise.

“Fitch” means Fitch, Inc., also known as Fitch Ratings, or any successor thereto.

“Investment Grade” means a rating of Baa3 or better by Moody’s (or its equivalent under any successor rating categories of Moody’s), BBB- or better by Fitch (or its equivalent under any successor rating categories of Fitch), and BBB- or better by S&P (or its equivalent under any successor rating categories of S&P)(or, in each case, if such Rating Agency ceases to make a rating of the applicable Notes publicly available for reasons outside of the Company’s control, the equivalent investment grade credit rating from any Rating Agency selected by the Company as a replacement Rating Agency).

“Moody’s” means Moody’s Investors Service or any successor thereto.

“Permitted Holders” means (i) us, (ii) one or more of our Controlled Subsidiaries and (iii) the Adviser, any affiliate of the Adviser or any entity that is managed by the Adviser that is organized under the laws of a jurisdiction located in the United States and in the business of managing or advising clients.

“Rating Agency” means:

(1) each of Fitch, Moody’s and S&P; and

(2) if any of Fitch, Moody’s or S&P cease to rate the Notes or fail to make a rating of the Notes publicly available for reasons outside of our control, a “nationally recognized statistical rating organization” as defined in Section 3(a)(62) of the 1934 Act selected by us as a replacement agency for any of Fitch, Moody’s or S&P, or all three, as the case may be.

“S&P” means S&P’s Global Ratings Services, or any successor thereto.

“Voting Stock” as applied to stock of any person, means shares, interests, participations or other equivalents in the equity interest (however designated) in such person having ordinary voting power for the election of a majority of the directors (or the equivalent) of such person, other than shares, interests, participations or other equivalents having such power only by reason of the occurrence of a contingency.

Covenants

In addition to the covenants described in the Base Indenture, the following covenants will apply to the Notes. To the extent of any conflict or inconsistency between the Base Indenture and the following covenants, the following covenants will govern:

Merger, Consolidation or Sale of Assets

The Indenture will provide that we will not merge or consolidate with or into any other person (other than a merger of a wholly owned subsidiary into us), or sell, transfer, lease, convey or otherwise dispose of all or substantially all our property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of Apollo Debt Solutions BDC or its Controlled Subsidiaries will not be deemed to be any such sale, transfer, lease, conveyance or disposition) in any one transaction or series of related transactions unless:

•

we are the surviving person, or the Surviving Person (if other than us) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made will be a statutory trust, corporation or limited liability company organized and existing under the laws of the United States or any state or territory thereof;

•

the Surviving Person (if other than us) expressly assumes, by supplemental indenture in form reasonably satisfactory to the Trustee, executed and delivered to the Trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the due and punctual performance and observance of all the covenants and conditions of the Indenture and the applicable Registration Rights Agreement to be performed by us;

•	immediately before and immediately after giving effect to such transaction or series of related transactions, no default or event of default will have occurred and be continuing; and

•

we will deliver, or cause to be delivered, to the Trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant and that all conditions precedent in the Indenture relating to such transaction have been complied with.

For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of our subsidiaries, which property, if held by us instead of such subsidiaries, would constitute all or substantially all of our property on a consolidated basis, will be deemed to be the transfer of all or substantially all of our property.

Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction. Although these types of transactions may be permitted under the Indenture, certain of the foregoing transactions could constitute a Change of Control that results in a Change of Control Repurchase Event permitting each holder to require us to repurchase the Notes of such holder as described above.

An assumption by any person of obligations under the Notes and the Indenture might be deemed for U.S. federal income tax purposes to be an exchange of the Notes for new Notes by the holders thereof, resulting in recognition of gain or loss for such purposes and possibly other adverse tax consequences to the holders. Holders should consult their own tax advisors regarding the tax consequences of such an assumption.

Other Covenants

•

We agree that for the period of time during which the Notes are outstanding, we will not violate, whether or not we are subject to, Section 18(a)(1)(A) of the 1940 Act as modified generally by Section 61(a) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC.

•

If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the 1934 Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the Trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with GAAP, as applicable.

Events of Default

Each of the following will be an event of default:

(1) default in the payment of any interest upon any Note when due and payable and the default continues for a period of 30 days;

(2) default in the payment of the principal of (or premium, if any, on) any Note when it becomes due and payable at its maturity including upon any redemption date or required repurchase date;

(3) default by us in the performance, or breach, of any covenant or agreement in the Indenture or the Notes (other than a covenant or agreement a default in whose performance or whose breach is elsewhere in the Indenture specifically dealt with or which has expressly been included in the Indenture solely for the benefit of a series of securities other than the Notes), and continuance of such default or breach for a period of 60 consecutive days after there has been given, by registered or certified mail, to us by the Trustee or to us and the Trustee by the holders of at least 25% in principal amount of the Notes a written notice specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default” under the Indenture;

(4) default by us or any of our significant subsidiaries, as defined in Article 1, Rule 1-02 of Regulation S-X promulgated under the 1934 Act (but excluding any subsidiary which is (a) a non-recourse or limited recourse subsidiary, (b) a bankruptcy remote special purpose vehicle or (c) is not consolidated with Apollo Debt Solutions BDC for purposes of GAAP), with respect to any mortgage, agreement or other instrument under which there may be outstanding, or by which there may be secured or evidenced, any indebtedness for money borrowed in excess of $100 million in the aggregate of us and/or any such significant subsidiary, whether such indebtedness now exists or will hereafter be created (i) resulting in such indebtedness becoming or being declared due and payable or (ii) constituting a failure to pay the principal or interest of any such debt when due and payable at its stated maturity, upon required repurchase, upon declaration of acceleration or otherwise, unless, in either case, such indebtedness is discharged, or such acceleration is rescinded, stayed or annulled, within a period of 30 calendar days after written notice of such failure is given to us by the Trustee or to us and the Trustee by the holders of at least 25% in aggregate principal amount of the Notes then outstanding;

(5) pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, on the last business day of each of 24 consecutive calendar months, any class of securities must have an asset coverage (as such term is used in the 1940 Act and the rules and regulations promulgated thereunder) of less than 100% giving effect to any exemptive relief granted to us by the SEC; or

(6) certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 60 days.

If an event of default occurs and is continuing, then and in every such case (other than an event of default specified in item (6) above) the Trustee or the holders of at least 25% in principal amount of the Notes may declare the entire principal amount of the outstanding Notes to be due and payable immediately, by a notice in writing to us (and to the Trustee if given by the holders), and upon any such declaration such principal or specified portion thereof will become immediately due and payable. Notwithstanding the foregoing, in the case of the events of bankruptcy, insolvency or reorganization described in item (6) above, 100% of the principal of and accrued and unpaid interest on the Notes will automatically become due and payable.

At any time after a declaration of acceleration with respect to the Notes has been made and before a judgment or decree for payment of the money due has been obtained by the Trustee, the holders of a majority in principal amount of the outstanding Notes, by written notice to us and the Trustee, may rescind and annul such declaration and its consequences if (i) we have paid or deposited with the Trustee a sum sufficient to pay all overdue installments of interest, if any, on all outstanding Notes, the principal of (and premium, if any, on) all outstanding Notes that have become due otherwise than by such declaration of acceleration and interest thereon at the rate or rates borne by or provided for in such Notes, to the extent that payment of such interest is lawful interest upon overdue installments of interest at the rate or rates borne by or provided for in such Notes, and all sums paid or advanced by the Trustee and the reasonable compensation, expenses, disbursements and advances of the Trustee, its agents and counsel, and (ii) all events of default with respect to the Notes, other than the nonpayment of the principal of (or premium, if any, on) or interest on such Notes that have become due solely by such declaration of acceleration, have been cured or waived. No such rescission will affect any subsequent default or impair any right consequent thereon.

No holder of Notes will have any right to institute any proceeding, judicial or otherwise, with respect to the Indenture, or for the appointment of a receiver or trustee, or for any other remedy under the Indenture, unless:

(i) such holder has previously given written notice to the Trustee of a continuing event of default with respect to the Notes;

(ii) the holders of not less than 25% in principal amount of the outstanding Notes have made written request to the Trustee to institute proceedings in respect of such event of default;

(iii) such holder or holders have offered to the Trustee indemnity, security, or both, satisfactory to the Trustee, against the costs, expenses and liabilities to be incurred in compliance with such request;

(iv) the Trustee for 60 days after its receipt of such notice, request and offer of indemnity has failed to institute any such proceeding; and

(v) no direction inconsistent with such written request has been given to the Trustee during such 60-day period by the holders of a majority in principal amount of the outstanding Notes.

Notwithstanding any other provision in the Indenture, the holder of any Note will have the right, which is absolute and unconditional, to receive payment of the principal of (and premium, if any, on) and interest, if any, on such Note on the stated maturity or maturity expressed in such Note (or, in the case of redemption, on the redemption date or, in the case of repayment at the option of the holders, on the repayment date) and to institute suit for the enforcement of any such payment, and such rights will not be impaired without the consent of such holder.

The Trustee will be under no obligation to exercise any of the rights or powers vested in it by the Indenture at the request or direction of any of the holders of the Notes unless such holders have offered to the Trustee security and/or indemnity satisfactory to the Trustee against the costs, expenses and liabilities which might be incurred by it in compliance with such request or direction. Subject to the foregoing, the holders of a majority in principal amount of the outstanding Notes will have the right to direct the time, method and place of conducting any proceeding for any remedy available to the Trustee or exercising any trust or power conferred on the Trustee with respect to the Notes, provided that (i) such direction may not be in conflict with any rule of law or with the

Indenture, (ii) the Trustee may take any other action deemed proper by the Trustee that is not inconsistent with such direction and (iii) the Trustee need not take any action that it determines in good faith may involve it in personal liability or be unjustly prejudicial to the holders of Notes not consenting (it being understood that the Trustee does not have an affirmative duty to ascertain whether or not any such directions are unduly prejudicial to such holders).

The holders of not less than a majority in principal amount of the outstanding Notes may on behalf of the holders of all of the Notes waive any past default under the Indenture with respect to the Notes and its consequences, except a default (i) in the payment of (or premium, if any, on) or interest, if any, on any Note, or (ii) in respect of a covenant or provision of the Indenture which cannot be modified or amended without the consent of the holder of each outstanding Note affected. Upon any such waiver, such default will cease to exist, and any event of default arising therefrom will be deemed to have been cured, for every purpose, but no such waiver may extend to any subsequent or other default or event of default or impair any right consequent thereto.

We are required to deliver to the Trustee, within 120 days after the end of each fiscal year, an officers’ certificate as to the knowledge of the signers whether we are in default in the performance of any of the terms, provisions or conditions of the Indenture.

Within 90 days after the occurrence of any default under the Indenture with respect to the Notes, the Trustee must transmit notice of such default known to the Trustee, unless such default has been cured or waived; provided, however, that, except in the case of a default in the payment of the principal of (or premium, if any, on) or interest, if any, on any Note, the Trustee will be protected in withholding such notice if and so long as the board of directors, the executive committee or a trust committee of directors of the Trustee in good faith determines that withholding of such notice is in the interest of the holders of the Notes.

Satisfaction and Discharge; Defeasance

We may satisfy and discharge our obligations under the Indenture by delivering to the security registrar for cancellation all outstanding Notes or by depositing with the Trustee or delivering to the holders, as applicable, after the Notes have become due and payable, or otherwise, moneys sufficient to pay all of the outstanding Notes and paying all other sums payable under the Indenture by us. Such discharge is subject to terms contained in the Indenture.

In addition, the Notes are subject to defeasance and covenant defeasance, in each case, in accordance with the terms of the Indenture.

Trustee

U.S. Bank Trust Company, National Association is the Trustee, security registrar and paying agent. U.S. Bank Trust Company, National Association, in each of its capacities, including without limitation as the Trustee, security registrar and paying agent, assumes no responsibility for the accuracy or completeness of the information concerning us or our affiliates or any other party contained in this document or the related documents or for any failure by us or any other party to disclose events that may have occurred and may affect the significance or accuracy of such information, or for any information provided to it by us, including but not limited to settlement amounts and any other information.

We may maintain banking relationships in the ordinary course of business with the Trustee and its affiliates.

Governing Law

The Indenture provides that it and the Notes will be governed by and construed in accordance with the laws of the State of New York, without regard to principles of conflicts of laws that would cause the application of laws of another jurisdiction.

Book-Entry, Settlement and Clearance

Global Notes

Except as set forth below, Notes will be issued in registered, global form, without interest coupons (the “Global Notes”). The Global Notes will be issued in minimum denominations of $2,000 and integral multiples of $1,000 in excess thereof. Exchange Notes will be issued at the closing of this offering only against payment in immediately available funds.

The Global Notes will be deposited upon issuance with the Trustee as custodian for DTC and registered in the name of DTC’s nominee, Cede & Co., in each case for credit to an account of a direct or indirect participant in DTC as described below.

Except as set forth below, the Global Notes may be transferred, in whole but not in part, only to DTC, to a nominee of DTC or to a successor of DTC or its nominee. Beneficial interests in the Global Notes may not be exchanged for notes in registered, certificated form (the “Certificated Notes”) except in the limited circumstances described below. See “—Certificated Notes.” Except in the limited circumstances described below, owners of beneficial interests in the Global Notes will not be entitled to receive physical delivery of notes in certificated form.

Transfers of beneficial interests in the Global Notes will be subject to the applicable rules and procedures of DTC and its direct or indirect participants (including, if applicable, those of Euroclear and Clearstream), which may change from time to time.

Book-Entry Procedures for Global Notes

All interests in the Global Notes will be subject to the operations and procedures of DTC. We provide the following summary of those operations and procedures solely for the convenience of investors. The operations and procedures of DTC are controlled by that settlement system and may be changed at any time. Neither we nor the initial purchasers are responsible for those operations or procedures.

DTC has advised us that it is:

•	a limited purpose trust company organized under the laws of the State of New York;

•	a “banking organization” within the meaning of the New York State Banking Law;

•	a member of the Federal Reserve System;

•	a “clearing corporation” within the meaning of the Uniform Commercial Code; and

•	a “clearing agency” registered under Section 17A of the 1934 Act.

DTC was created to hold securities for its participants and to facilitate the clearance and settlement of securities transactions between its participants through electronic book-entry changes to the accounts of its participants. DTC’s participants include securities brokers and dealers, including the initial purchasers; banks and trust companies; clearing corporations and other organizations. Indirect access to DTC’s system is also available to others such as banks, brokers, dealers and trust companies; these indirect participants clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly. Investors who are not DTC participants may beneficially own securities held by or on behalf of DTC only through DTC participants or indirect participants in DTC.

Euroclear and Clearstream hold securities for participating organizations. They also facilitate the clearance and settlement of securities transactions between their respective participants through electronic book-entry changes in the accounts of such participants. Euroclear and Clearstream provide various services to their participants, including the safekeeping, administration, clearance, settlement, lending and borrowing of internationally traded securities. Euroclear and Clearstream interface with domestic securities markets. Euroclear and Clearstream participants are financial institutions such as underwriters, securities brokers and dealers, banks, trust companies and certain other organizations. Indirect access to Euroclear and Clearstream is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a Euroclear and Clearstream participant, either directly or indirectly.

So long as the Notes are held in global form, Euroclear, Clearstream and/or DTC, as applicable, (or their respective nominees) will be considered the sole holders of Global Notes for all purposes under the Indenture. As such, participants must rely on the procedures of Euroclear, Clearstream and/or DTC and indirect participants must rely on the procedures of Euroclear, Clearstream and/ or DTC and the participants through which they own interests in the Notes, or Book-Entry Interests, in order to exercise any rights of holders under the Indenture.

So long as DTC, Euroclear or Clearstream’s nominee is the registered owner of a Global Note, that nominee will be considered the sole owner or holder of the Notes represented by that Global Note for all purposes under the Indenture. Except as provided below, owners of beneficial interests in a Global Note:

•	will not be entitled to have Notes represented by the Global Note registered in their names;

•	will not receive or be entitled to receive physical, certificated Notes; and

•

will not be considered the owners or holders of the Notes under the Indenture for any purpose, including with respect to the giving of any direction, instruction or approval to the Trustee under the Indenture.

As a result, each investor who owns a beneficial interest in a Global Note must rely on the procedures of DTC, Euroclear or Clearstream to exercise any rights of a holder of Notes under the Indenture (and, if the investor is not a participant or an indirect participant in DTC, Euroclear or Clearstream, on the procedures of the DTC, Euroclear or Clearstream participant through which the investor owns its interest).

Payments of principal and interest with respect to the Notes represented by a Global Note will be made by the Trustee to DTC, Euroclear or Clearstream’s nominee as the registered holder of the Global Note. Neither we nor the Trustee will have any responsibility or liability for the payment of amounts to owners of beneficial interests in a Global Note, for any aspect of the records relating to or payments made on account of those interests by DTC, Euroclear or Clearstream, or for maintaining, supervising or reviewing any records of DTC, Euroclear or Clearstream relating to those interests.

Payments by participants and indirect participants in DTC, Euroclear or Clearstream to the owners of beneficial interests in a Global Note will be governed by standing instructions and customary industry practice and will be the responsibility of those participants or indirect participants and DTC, Euroclear or Clearstream.

Transfers between participants in DTC, Euroclear or Clearstream will be effected under DTC, Euroclear or Clearstream’s procedures and will be settled in same-day funds.

Cross-market transfers of beneficial interests in Global Notes between DTC participants, on the one hand, and Euroclear or Clearstream participants, on the other hand, will be effected within DTC through the DTC participants that are acting as depositaries for Euroclear and Clearstream. To deliver or receive an interest in a Global Note held in a Euroclear or Clearstream account, an investor must send transfer instructions to Euroclear or Clearstream, as the case may be, under the rules and procedures of that system and within the established deadlines of that system. If the transaction meets its settlement requirements, Euroclear or Clearstream, as the case may be, will send instructions to its DTC depositary to take action to effect final settlement by delivering or receiving interests in the relevant Global Notes in DTC, and making or receiving payment under normal procedures for same-day funds settlement applicable to DTC. Euroclear and Clearstream participants may not deliver instructions directly to the DTC depositaries that are acting for Euroclear or Clearstream.

Because the settlement of cross-market transfers takes place during New York business hours, DTC participants may employ their usual procedures for sending securities to the applicable DTC participants acting as depositaries for Euroclear and Clearstream. The sale proceeds will be available to the DTC participant seller on the settlement date. Thus, to a DTC participant, a cross-market transaction will settle no differently from a trade between two DTC participants. Because of time zone differences, the securities account of a Euroclear or Clearstream participant that purchases an interest in a Global Note from a DTC participant will be credited on the business day for Euroclear or Clearstream immediately following the DTC settlement date. Cash received in Euroclear or Clearstream from the sale of an interest in a Global Note to a DTC participant will be reflected in the account of the Euroclear or Clearstream participant the following business day, and receipt of the cash proceeds in the Euroclear or Clearstream participant’s account will be back-valued to the date on which settlement occurs in New York. DTC, Euroclear and Clearstream have agreed to the above procedures to facilitate transfers of interests in the Global Notes among participants in those settlement systems. However, the settlement systems are not obligated to perform these procedures and may discontinue or change these procedures at any time. Neither we nor the Trustee will have any responsibility or liability for the performance by DTC, Euroclear or Clearstream or their participants or indirect participants of their obligations under the rules and procedures governing their operations, including maintaining, supervising or reviewing the records relating to, or payments made on account of, beneficial ownership interests in Global Notes.

Certificated Notes

Notes in physical, certificated form will be issued and delivered to each person that DTC, Euroclear or Clearstream identifies as a beneficial owner of the related Notes only if:

•	DTC, Euroclear or Clearstream notifies us at any time that it is unwilling or unable to continue as depositary for the Global Notes and a successor depositary is not appointed within 90 days;

•	DTC ceases to be registered as a clearing agency under the 1934 Act and a successor depositary is not appointed within 90 days; or

•	an event of default with respect to the Notes has occurred and is continuing and such beneficial owner requests that its Notes be issued in physical, certificated form.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The exchange of Restricted Notes for Exchange Notes in the exchange offer will not constitute a taxable event to holders for U.S. federal income tax purposes. Consequently, for U.S. federal income tax purposes, (i) you will not recognize gain or loss as a result of the exchange, (ii) the holding period of the Exchange Notes you receive will include the holding period of the Restricted Notes exchanged therefor and (iii) the basis of the Exchange Notes you receive will be the same as the basis of the Restricted Notes exchanged therefor immediately before the exchange.

In any event, persons considering the exchange of Restricted Notes for Exchange Notes should consult their own tax advisors concerning the U.S. federal income tax consequences in light of their particular situations as well as any consequences arising under the laws of any other taxing jurisdiction.

For additional information, see “Risk Factors” and “Material U.S. Federal Income Tax Considerations” in Part 1A and Item 1 of Part 1, respectively, of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, which is incorporated herein by reference.

FINANCIAL HIGHLIGHTS

The following table of financial highlights is intended to help a prospective investor understand the Company’s financial performance for the periods shown. The financial data set forth in the following table as of and for the years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022 are derived from our consolidated financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm whose reports thereon are incorporated by reference in this prospectus, certain documents incorporated by reference in this prospectus or the accompanying prospectus supplement, or the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025, which may be obtained from www.sec.gov or upon request. The Company’s unaudited financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026 are incorporated by reference herein. You should read these financial highlights in conjunction with our consolidated financial statements and notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” incorporated by reference in this prospectus, any documents incorporated by reference in this prospectus or the accompanying prospectus supplement, or the Company’s Annual Report on Form 10-K or Quarterly Report on Form 10-Q filed with the SEC.

The following are the financial highlights for the six months ended June 30, 2026:

	Six Months Ended June 30, 2026
	Class S	Class D	Class I
Per Share Data:
Net asset value at beginning of period	$24.40	$24.40	$24.40
Net investment income(1)	0.89	0.97	0.99
Net unrealized and realized gains (losses)(2)	(0.48)	(0.49)	(0.48)

Net increase (decrease) in net assets resulting from operations	0.41	0.48	0.51
Distribution declared(3)
Net investment income	(0.89)	(0.97)	(0.99)
Net realized gains	—	—	—
Distributions in excess of net investment income	(0.09)	(0.08)	(0.09)

Net asset value at end of period	$23.83	$23.83	$23.83

Total return(4)	1.70%	2.00%	2.13%
Shares outstanding, end of period	119,764,016	1,715,588	465,899,388
Weighted average shares outstanding	121,817,194	1,676,136	495,823,501
Ratio/Supplemental Data
Net assets at end of period	$2,854,127	$40,885	$11,102,969
Annualized ratio of net expenses to average net assets(5)	8.18%	7.46%	7.33%
Annualized ratio of net investment income to average net assets(5)	7.41%	8.14%	8.26%
Portfolio turnover rate	18.16%	18.16%	18.16%
Asset coverage per unit(6)	2,139	2,139	2,139

The following are the financial highlights for the year ended December 31, 2025:

	Year Ended December 31, 2025
	Class S	Class D	Class I
Per Share Data(1):
Net asset value at beginning of period	$24.86	$24.86	$24.86
Net investment income(1)	1.84	2.00	2.02
Net unrealized and realized gains (losses)(2)	(0.38)	(0.35)	(0.33)

Net increase (decrease) in net assets resulting from operations	1.46	1.65	1.69
Distribution Declared(3)
Net investment income	(1.92)	(2.11)	(2.15)
Net realized gains	—	—	—
Distributions in excess of net investment income	(0.21)	(0.17)	(0.19)

Net asset value at end of period	$24.40	$24.40	$24.40

Total return(4)	7.02%	7.66%	7.93%
Shares outstanding, end of period	118,552,219	1,651,023	485,018,391
Weighted average shares outstanding	106,004,672	1,302,162	429,440,737
Ratios/Supplemental Data
Net assets at end of period	$2,893,219	$40,293	$11,836,696
Annualized ratio of net expenses to average net assets(5)	7.20%	6.41%	6.28%
Annualized ratio of net investment income to average net assets(5)	7.47%	8.14%	8.21%
Portfolio turnover rate	40.67%	40.67%	40.67%
Asset coverage per unit(6)	2,552	2,552	2,552

The following are the financial highlights for the year ended December 31, 2024:

	Year Ended December 31, 2024
	Class S	Class D	Class I
Per Share Data(1):
Net asset value at beginning of period	$24.63	$24.63	$24.63
Net investment income(1)	2.21	2.39	2.42
Net unrealized and realized gains (losses)(2)	0.17	0.14	0.18

Net increase (decrease) in net assets resulting from operations	2.38	2.53	2.60
Distribution Declared(3)
Net investment income	(2.15)	(2.30)	(2.37)
Net realized gains	(0.03)	(0.03)	(0.03)
Distributions in excess of net investment income	—	—	—

Net asset value at end of period	$24.86	$24.86	$24.86

Total return(4)	10.20%	10.86%	11.13%
Shares outstanding, end of period	81,193,852	1,029,046	301,280,104
Weighted average shares outstanding	60,256,124	691,140	223,341,802
Ratios/Supplemental Data
Net assets at end of period	$2,018,307	$25,580	$7,502,609
Annualized ratio of net expenses to average net assets(5)	8.19%	7.39%	7.34%
Annualized ratio of net investment income to average net assets(5)	8.88%	9.59%	9.73%
Portfolio turnover rate	33.84%	33.84%	33.84%
Asset coverage per unit(6)	2,911	2,911	2,911

The following are the financial highlights for the year ended December 31, 2023:

	For the year ended December 31, 2023
	Class S(7)	Class D(8)	Class I(9)
Per Share Data(1):
Net asset value at beginning of period	$23.20	$23.20	$23.20
Net investment income(1)	2.37	2.55	2.57
Net unrealized and realized gains (losses)(2)	1.06	1.02	1.06

Net increase (decrease) in net assets resulting from operations	3.43	3.57	3.63
Distribution Declared(3)	(2.00)	(2.14)	(2.20)

Net asset value at end of period	$24.63	$24.63	$24.63

Total return(4)	15.23%	15.92%	16.20%
Shares outstanding, end of period	34,568,776	298,321	132,584,890
Weighted average shares outstanding	19,793,694	176,105	101,835,717
Ratios/Supplemental Data
Net assets at end of period	$851,296	$7,346	$3,265,054
Annualized ratio of net expenses to average net assets(5)	10.07%	9.36%	9.32%
Annualized ratio of net investment income to average net assets(5)	9.80%	10.55%	10.66%
Portfolio turnover rate	37.90%	37.90%	37.90%
Asset coverage per unit(6)	2,553	2,553	2,553

The following are the financial highlights for the year ended December 31, 2022:

	For the year ended December 31, 2022
	Class S(7)	Class D(8)	Class I(9)
Per Share Data(1):
Net asset value at beginning of period	$25.04	$22.87	$25.00
Net investment income(1)	1.83	1.15	2.06
Net unrealized and realized gains (losses)(2)	(2.27)	0.03	(2.17)

Net increase (decrease) in net assets resulting from operations	(0.44)	1.18	(0.11)
Distributions Declared(3)	(1.40)	(0.85)	(1.69)

Net asset value at end of period	$23.20	$23.20	$23.20

Total return(4)	(1.67)%	5.23%	(0.34)%
Shares outstanding, end of period	10,827,739	106,943	81,943,071
Weighted average shares outstanding	6,431,670	61,570	65,940,873
Ratios/Supplemental Data
Net assets at end of period	$251,223	$2,481	$1,901,229
Annualized ratio of net expenses to average net assets(5)	8.14%	9.19%	6.06%
Annualized ratio of net investment income to average net assets(5)	8.54%	9.86%	8.85%
Portfolio turnover rate	48.93%	48.93%	48.93%
Asset coverage per unit(6)	1,992	1,992	1,992

(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)

The amount shown at this caption is the balancing amount derived from the other figures in the schedule. The amount shown at this caption for a share outstanding throughout the period may not agree with the change in the aggregate gains and losses in portfolio securities for the period because of the timing of sales of the Company’s shares in relation to fluctuating market values for the portfolio.

(3)	The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.
(4)

Total return is calculated as the change in net asset value (“NAV”) per share (assuming dividends and distributions, if any, are reinvested in accordance with the Company’s dividend reinvestment plan), if any, divided by the beginning NAV per share (which for the purposes of this calculation is equal to the net offering price in effect at that time). An investment in the Company is subject to maximum upfront sales load of 3.5% and 1.5% for Class S shares and Class D shares, respectively, of the offering price, which will reduce the amount of capital available for investment. Class I shares are not subject to upfront sales load. Total return displayed is net of all fees, including all operating expenses such as management fees, incentive fees, general and administrative expenses, organization and amortized offering expenses, and interest expenses. Total return is not annualized.

(5)

Annualized for the six months ended June 30, 2026. For the year ended December 31, 2025, amounts are annualized. For the year ended December 31, 2024, amounts are annualized except for organizational costs and management fee and income based incentive fee waivers by the Adviser. For the year ended December 31, 2024, the total operating expenses to average net assets were 8.19%, 7.39% and 7.34%, for Class S shares, Class D shares and Class I shares, respectively, prior to management fee waivers and expense support provided by the Adviser. Similarly, for the year ended December 31, 2023 and December 31, 2022, the total operating expenses to average net assets were 10.07%, 9.36% and 9.32% and 8.04%, 4.69%, and 7.07% respectively. Operating expenses may vary in the future based on the amount of capital raised, the Adviser’s election to continue expense support, and other unpredictable variables.

(6)

The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by one thousand to determine the asset coverage per unit. As of June 30, 2026, December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, the Company’s asset coverage was 213.9%, 255.2%, 291.1%, 255.3% and 199.2%, respectively.

(7)	Class S shares were first issued on February 1, 2022.
(8)	Class D shares were first issued on July 1, 2022.
(9)	Class I shares were first issued on January 7, 2022 (commencement of operations).

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND

RESULTS OF OPERATIONS

The information in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part II, Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31,  2025 and Part I, Item 2 of the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31,  2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026 are incorporated herein by reference.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The information in “Quantitative and Qualitative Disclosures About Market Risk” in Part II, Item 7A of the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025 and Part I, Item 3 of the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31,  2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026 is incorporated herein by reference.

PLAN OF DISTRIBUTION

Each broker-dealer that receives Exchange Notes for its own account pursuant to the exchange offer in exchange for Restricted Notes where such Restricted Notes were acquired as a result of market-making or other trading activities must acknowledge that it will deliver a prospectus in connection with any resale or other transfer of such Exchange Notes. This prospectus, as it may be amended or supplemented from time to time, may be used by such a broker-dealer in connection with resales or other transfers of such Exchange Notes. To the extent any such broker-dealer participates in the exchange offer, we have agreed that, for a period of up to 180 days after the completion of the exchange offer, upon request of such broker-dealer, we will make this prospectus, as amended or supplemented, available to such broker-dealer for use in connection with any such resales or other transfers of Exchange Notes, and will deliver as many additional copies of this prospectus and each amendment or supplement to this prospectus and any documents incorporated by reference in this prospectus as such broker-dealer may reasonably request.

We will not receive any proceeds from any resales or other transfers of Exchange Notes by such broker-dealers. Exchange Notes received by such broker-dealers for their own accounts pursuant to the exchange offer may be resold from time to time in one or more transactions in the over-the-counter market, in negotiated transactions, through the writing of options on the Exchange Notes or a combination of these methods of resale, at market prices prevailing at the time of resale, at prices related to such prevailing market prices or at negotiated prices. Any such resale may be made directly to purchasers or to or through brokers or dealers who may receive compensation in the form of commissions or concessions from any such broker-dealer or the purchasers of any such Exchange Notes. Any such broker-dealer that resells Exchange Notes that were received by it for its own account pursuant to the exchange offer and any broker or dealer that participates in a distribution of such Exchange Notes may be deemed to be an “underwriter” of the Exchange Notes within the meaning of the 1933 Act, and any profit on any such resale of Exchange Notes and any commissions or concessions received by any such persons may be deemed to be underwriting compensation under the 1933 Act. The accompanying Letter of Transmittal states that, by acknowledging that it will deliver and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” of the Exchange Notes within the meaning of the 1933 Act.

BUSINESS OF THE COMPANY

The information in “Business” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 is incorporated herein by reference.

REGULATION OF THE COMPANY

The information in “Business—Regulation as a BDC” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 is incorporated herein by reference.

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of the end of each of the last ten fiscal years, as applicable, and as of June 30, 2026. This information about our senior securities should be read in conjunction with our audited and unaudited consolidated financial statements and related notes thereto, which are incorporated by reference herein, and “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” The information about our senior securities as of June 30, 2026 has not been audited by our independent registered public accounting firm. The report of Deloitte & Touche LLP, our independent registered public accounting firm, relating to the Company’s consolidated financial statements and the related notes thereof, which include the Company’s senior securities table in Note 11 to the Company’s financial statements, is included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and is incorporated by reference into the registration statement of which this prospectus is a part.

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Estimated Market Value Per Unit (4)
Revolving Credit Facility
As of June 30, 2026 (unaudited)	$—	$2,139	$—	N/A	(5)
Fiscal Year Ended December 31, 2025	272,197	2,552	—	N/A	(5)
Fiscal Year Ended December 31, 2024	469,660	2,913	—	N/A	(5)
Fiscal Year Ended December 31, 2023	614,523	2,553	—	N/A	(5)
Fiscal Year Ended December 31, 2022	976,462	1,992	—	N/A	(5)
Cardinal Funding LLC
As of June 30, 2026 (unaudited)	$1,080,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	1,200,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	664,900	2,913	—	N/A
Fiscal Year Ended December 31, 2023	601,961	2,553	—	N/A	(5)
Fiscal Year Ended December 31, 2022	498,731	1,992	—	N/A	(5)
Grouse Funding LLC
As of June 30, 2026 (unaudited)	$1,000,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	500,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	187,500	2,913	—	N/A
Fiscal Year Ended December 31, 2023	187,500	2,553	—	N/A
Fiscal Year Ended December 31, 2022	158,000	1,992	—	N/A
Mallard Funding LLC
As of June 30, 2026 (unaudited)	$675,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	900,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	378,900	2,913	—	N/A
Fiscal Year Ended December 31, 2023	386,803	2,553	—	N/A	(5)
Fiscal Year Ended December 31, 2022	416,395	1,992	—	N/A	(5)
Merlin Funding LLC
As of June 30, 2026 (unaudited)	$—	$—	$—	N/A
Fiscal Year Ended December 31, 2025	—	—	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	15,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
Warbler Funding LLC
As of June 30, 2026 (unaudited)	$900,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	500,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Estimated Market Value Per Unit (4)
Toucan Funding LLC
As of June 30, 2026 (unaudited)	$600,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	400,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
December 2025 Notes
As of June 30, 2026 (unaudited)	$—	$—	$—	N/A
Fiscal Year Ended December 31, 2025	—	—	—	N/A
Fiscal Year Ended December 31, 2024	62,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	62,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	62,000	1,992	—	N/A
January 2026 Notes
As of June 30, 2026 (unaudited)	$—	$—	$—	N/A
Fiscal Year Ended December 31, 2025	—	—	—	N/A
Fiscal Year Ended December 31, 2024	38,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	38,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
Bald Eagle Funding LLC
As of June 30, 2026 (unaudited)	$500,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	—	—	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
December 2027 Notes
As of June 30, 2026 (unaudited)	$82,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	82,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	82,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	82,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	82,000	1,992	—	N/A
January 2028 Notes
As of June 30, 2026 (unaudited)	$18,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	18,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	18,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	18,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
September 2026 Notes
As of June 30, 2026 (unaudited)	$226,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	226,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	226,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	226,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
September 2028 Notes
As of June 30, 2026 (unaudited)	$325,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	325,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	325,000	2,913	—	N/A
Fiscal Year Ended December 31, 2023	325,000	2,553	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Estimated Market Value Per Unit (4)
September 2026 Euronotes
As of June 30, 2026 (unaudited)	$102,834	$2,139	$—	N/A	(5)
Fiscal Year Ended December 31, 2025	105,768	2,552	—	N/A	(5)
Fiscal Year Ended December 31, 2024	93,226	2,913	—	N/A	(5)
Fiscal Year Ended December 31, 2023	99,356	2,553	—	N/A	(5)
Fiscal Year Ended December 31, 2022	—	—	—	N/A	(5)
2029 Notes
As of June 30, 2026 (unaudited)	$1,000,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	1,000,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2031 Notes
As of June 30, 2026 (unaudited)	$1,000,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	1,000,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2032 Notes
As of June 30, 2026 (unaudited)	$800,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	500,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2030 Notes
As of June 30, 2026 (unaudited)	$500,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	500,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2028 Notes
As of June 30, 2026 (unaudited)	$400,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	400,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2031 Notes II
As of June 30, 2026 (unaudited)	$750,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	—	—	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2033 Notes
As of June 30, 2026 (unaudited)	$750,000	$2,139	$—	N/A
Class A-1 Notes
As of June 30, 2026 (unaudited)	$450,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	450,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Estimated Market Value Per Unit (4)
2025 Class A-1a Notes
As of June 30, 2026 (unaudited)	$215,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	215,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2025 Class A-1a-L1 Loans
As of June 30, 2026 (unaudited)	$25,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	25,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2025 Class A-1a-L2 Loans
As of June 30, 2026 (unaudited)	$50,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	50,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2025 Class A-1b Notes
As of June 30, 2026 (unaudited)	$10,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	10,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2025 Class A-1b Loans
As of June 30, 2026 (unaudited)	$10,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	10,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
2025 Class A-2 Notes
As of June 30, 2026 (unaudited)	$20,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	20,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADS CLO 2 Class A-1 Notes
As of June 30, 2026 (unaudited)	$300,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	300,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADS CLO 2 Class A-2 Notes
As of June 30, 2026 (unaudited)	$30,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	30,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Estimated Market Value Per Unit (4)
ADL CLO 2 Class A-1a-L1 Loans
As of June 30, 2026 (unaudited)	$398,500	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	398,500	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADL CLO 2 Class A-1a-L2 Loans
As of June 30, 2026 (unaudited)	$7,500	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	7,500	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADL CLO 2 Class A-1b Notes
As of June 30, 2026 (unaudited)	$14,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	14,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADL CLO 2 Class A-1b Loans
As of June 30, 2026 (unaudited)	$14,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	14,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADL CLO 2 Class A-2 Notes
As of June 30, 2026 (unaudited)	$30,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	30,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A
ADL CLO 2 Class A-2 Loans
As of June 30, 2026 (unaudited)	$12,000	$2,139	$—	N/A
Fiscal Year Ended December 31, 2025	12,000	2,552	—	N/A
Fiscal Year Ended December 31, 2024	—	—	—	N/A
Fiscal Year Ended December 31, 2023	—	—	—	N/A
Fiscal Year Ended December 31, 2022	—	—	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented, in thousands.
(2)

The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.

(3)	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(4)	Not applicable, as all senior securities do not have sufficient trading for an average market value per unit to be determined.
(5)	Included in this amount is foreign currency debt obligations.

PORTFOLIO COMPANIES

The following table sets forth certain information as of June 30, 2026 for each portfolio company in which the Company had an investment. Percentages shown for class of securities held by the Company represent percentage of the class owned and do not necessarily represent voting ownership or economic ownership.

The board of trustees of the Company (the “Board of Trustees”) approved the valuation of the Company’s investment portfolio, as of June 30, 2026, at fair value as determined in good faith using a consistently applied valuation process in accordance with the Company’s documented valuation policy that has been reviewed and approved by the Board of Trustees, who also approve in good faith the valuation of such securities as of the end of each quarter. For more information relating to the Company’s investments, see the Company’s financial statements incorporated by reference in this prospectus.

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Companies less than 5% owned
365 Retail Markets	1743 Maplelawn Drive, Troy, MI 48084	Electronic Equipment, Instruments & Components	1st Lien	8.48%	S+475, 0.75% Floor	5/6/2033		47,293	46,712	46,702	0.0%	(4)(7)
48forty Solutions	800 Held Drive, Northampton, PA 18067	Paper & Forest Products	1st Lien	5.75%	5.75%	1/14/2031			(12)	—	0.0%	(4)(7)(10)
48forty Solutions	800 Held Drive, Northampton, PA 18067	Paper & Forest Products	1st Lien	8.64%	8.64%	1/14/2031		603	603	603	0.0%	(7)(10)
48forty Solutions	800 Held Drive, Northampton, PA 18067	Paper & Forest Products	1st Lien	8.89%	8.89%	1/14/2031		805	805	805	0.0%	(7)(10)
48forty Solutions	800 Held Drive, Northampton, PA 18067	Paper & Forest Products	Preferred Equity	N/A	N/A	N/A		1,710,682 shares/units	1,497	1,232	0.4%	(7)
48forty Solutions	800 Held Drive, Northampton, PA 18067	Paper & Forest Products	Common Equity/Partnership Interests	N/A	N/A	N/A		402 shares/units	—	—	0.4%	(7)
Accel International	508 North Colony Street, Meriden, CT 06450	Aerospace & Defense	1st Lien	7.89%	S+425, 0.50% Floor	4/26/2032		193,438	192,508	193,793	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Accela	2633 Camino Ramon, Suite 500, San Ramon, CA 94583	Software	1st Lien	9.64%	S+600, 0.75% Floor	9/3/2030			(21)	(29)	0.0%	(4)(7)(8)
Accela	2633 Camino Ramon, Suite 500, San Ramon, CA 94583	Software	1st Lien	8.39%	S+475, 0.75% Floor	9/3/2030		18,057	17,814	17,756	0.0%	(7)(8)
Accelerate Learning	5177 Richmond Avenue, Suite 800, Houston, TX 77056	Diversified Consumer Services	1st Lien	10.92%	S+150 Cash plus 5.75% PIK, 1.00% Floor	3/22/2029		4,190	4,117	3,927	0.0%	(7)(8)(12)
Accelerate Learning	5177 Richmond Avenue, Suite 800, Houston, TX 77056	Diversified Consumer Services	1st Lien	10.92%	S+150 Cash plus 5.75% PIK, 1.00% Floor	3/22/2030		24,595	24,199	22,588	0.0%	(7)(8)(12)
Accelerate360	1955 Lake Park Drive, Suite 400, Smyrna, GA 30080	Media	1st Lien	9.49%	S+576, 1.00% Floor	2/11/2028		97,913	97,905	95,872	0.0%	(4)(7)(8)
Accelevation	235 South Pioneer Boulevard, Springboro, OH 45066	Technology Hardware, Storage & Peripherals	1st Lien	8.64%	S+500, 0.75% Floor	1/2/2031		16,325	16,137	16,168	0.0%	(4)(7)
Accelevation	235 South Pioneer Boulevard, Springboro, OH 45066	Technology Hardware, Storage & Peripherals	1st Lien	8.14%	S+450, 0.75% Floor	1/2/2031		(0)	(26)	(21)	0.0%	(4)(7)
Accelevation	235 South Pioneer Boulevard, Springboro, OH 45066	Technology Hardware, Storage & Peripherals	1st Lien	8.90%	S+525, 0.75% Floor	1/2/2031		15,000	14,775	14,898	0.0%	(7)
Access Group	10 Oakwood Drive, Loughborough LE11 3QF, United Kingdom	Software	1st Lien	8.98%	SONIA+525, 0.00% Floor	6/28/2029	£	32,349	39,094	39,490	0.0%	(2)(7)(11)
ACP Tara Holdings Inc	88 Black Falcon Avenue, Suite 167, Boston, MA 02210	Personal Care Products	1st Lien	6.23%	S+250, 0.00% Floor	12/15/2032		21,945	21,893	22,011	0.0%
Acrisure	100 Ottawa Avenue Southwest, Grand Rapids, MI 49503	Insurance	1st Lien	6.89%	S+325, 0.00% Floor	6/21/2032		4,950	4,939	4,488	0.0%
Actus Nutrition	7500 Flying Cloud Drive, Suite 500, Eden Prairie, MN 55344	Consumer Staples Distribution & Retail	1st Lien	7.67%	S+400, 0.00% Floor	7/9/2032		68,665	67,209	69,288	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Adevinta	Grensen 5, 0159 Oslo, Norway	Interactive Media & Services	1st Lien	6.95%	E+475, 0.00% Floor	5/29/2031	€	212,000	232,355	243,297	0.0%	(2)(7)(8)(11)(12)
Advantice Health	7 East Frederick Place, Suite 100, Cedar Knolls, NJ 07927	Personal Care Products	1st Lien	8.87%	S+500, 0.75% Floor	4/2/2029		7,087	7,080	6,984	0.0%	(4)(7)
Advarra	6100 Merriweather Drive, Suite 600, Columbia, MD 21044	Health Care Technology	1st Lien	8.14%	S+450, 0.75% Floor	9/15/2031		216,063	214,991	212,910	0.0%	(4)(7)(8)
Aedas Homes S.A.U.	Paseo de la Castellana, 130, 5th Floor, 28046 Madrid, Spain	Real Estate Management & Development	1st Lien	7.28%	E+525, 2.00% Floor	12/31/2029	€	15,710	18,582	17,753	0.0%	(2)(7)(11)(12)
AffiniPay	3700 North Capital of Texas Highway, Suite 300, Austin, TX 78746	Financial Services	1st Lien	8.40%	S+475, 0.50% Floor	9/8/2031			(29)	(107)	0.0%	(4)(7)
AffiniPay	3700 North Capital of Texas Highway, Suite 300, Austin, TX 78746	Financial Services	1st Lien	8.15%	S+450, 0.50% Floor	9/8/2031		22,738	22,557	22,322	0.0%	(7)
AffiniPay	3700 North Capital of Texas Highway, Suite 300, Austin, TX 78746	Financial Services	Preferred Equity	12.50%	Equity plus 12.50% PIK, 0.00% Floor	N/A		5,218,133 shares/units	5,143	5,077	1.8%
Affordable Care	629 Davis Drive, Suite 300, Morrisville, NC 27560	Health Care Providers & Services	1st Lien	9.48%	S+575, 0.75% Floor	6/29/2031		803	803	803	0.0%	(7)(10)
Affordable Care	629 Davis Drive, Suite 300, Morrisville, NC 27560	Health Care Providers & Services	1st Lien	10.00%	10.00%	6/28/2032		713	713	713	0.0%	(7)(10)
Affordable Care	629 Davis Drive, Suite 300, Morrisville, NC 27560	Health Care Providers & Services	Common Equity/Partnership Interests	N/A	N/A	N/A		3,443 shares/units	972	972	0.0%	(7)
Aggreko Holdings Inc (Albion Financing 3 S.a.r.l.)	25C Boulevard Royal, L-2449 Luxembourg, Luxembourg	Energy Equipment & Services	1st Lien	6.63%	S+300, 0.50% Floor	5/21/2031		6,965	6,965	6,991	0.0%	(2)
AL GCX	200 Clarendon Street, 55th Floor, Boston, MA 02116	Oil, Gas & Consumable Fuels	1st Lien	5.86%	S+225, 0.50% Floor	12/17/2032		15,620	15,583	15,658	0.0%
AL GCX Fund VIII	200 Clarendon Street, 55th Floor, Boston, MA 02116	Oil, Gas & Consumable Fuels	1st Lien	5.61%	S+200, 0.50% Floor	1/30/2032		8,336	8,323	8,348	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
AL NGPL Fund VIII	200 Clarendon Street, 55th Floor, Boston, MA 02116	Oil, Gas & Consumable Fuels	1st Lien	5.68%	S+200, 0.00% Floor	12/6/2030		8,908	8,932	8,909	0.0%
Alcresta	130 Turner Street, Building 3, Suite 200, Waltham, MA 02453	Pharmaceuticals	Common Equity/Partnership Interests	N/A	N/A	N/A		1,176 shares/units	1	124	0.0%	(7)(8)(13)
Alcresta	130 Turner Street, Building 3, Suite 200, Waltham, MA 02453	Pharmaceuticals	Preferred Equity	N/A	N/A	N/A		116 shares/units	116	84	0.0%	(7)(8)(13)
Alcresta	130 Turner Street, Building 3, Suite 200, Waltham, MA 02453	Pharmaceuticals	1st Lien	8.92%	S+525, 1.00% Floor	3/12/2031		8,858	8,731	8,789	0.0%	(4)(7)(8)(13)
Alkeme	111 Corporate Drive, Suite 200, Ladera Ranch, CA 92694	Financial Services	1st Lien	8.73%	S+500, 1.00% Floor	5/28/2027		25,256	25,095	25,009	0.0%	(4)(7)
All Star Healthcare	800 Fairway Drive, Suite 300, Deerfield Beach, FL 33441	Health Care Providers & Services	1st Lien	9.23%	S+550, 1.00% Floor	5/1/2030		9,387	9,251	9,307	0.0%	(4)(7)(8)
Alliance Laundry Systems	PO Box 990, Ripon, WI 54971	Machinery	1st Lien	5.91%	S+225, 0.00% Floor	8/19/2031		15,361	15,327	15,393	0.0%
Alliant	18100 Von Karman Avenue, 10th Floor, Irvine, CA 92612	Insurance	1st Lien	6.14%	S+250, 0.00% Floor	9/19/2031		4,975	4,924	4,914	0.0%
Allied Benefit Systems	200 West Adams Street, Suite 500, Chicago, IL 60606	Health Care Providers & Services	1st Lien	8.64%	S+500, 0.75% Floor	10/31/2030		158,246	157,065	156,820	0.0%	(4)(7)(8)
Allied Universal	161 Washington Street, Suite 600, Conshohocken, PA 19428	Commercial Services & Supplies	1st Lien	6.89%	S+325, 0.00% Floor	8/20/2032		57,565	57,498	57,660	0.0%
Allwyn Entertainment Financing US LLC	125 High Street, Suite 1704, Boston, MA 02110	Hotels, Restaurants & Leisure	1st Lien	6.16%	S+250, 0.00% Floor	11/24/2032		64,982	63,929	64,292	0.0%	(2)(4)
Alpha FMC	60 Gresham Street, London EC2V 7BB, United Kingdom	Professional Services	1st Lien	8.48%	S+475, 0.00% Floor	8/30/2031		44,449	44,406	44,468	0.0%	(2)(7)(8)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Alpha FMC	60 Gresham Street, London EC2V 7BB, United Kingdom	Professional Services	1st Lien	8.60%	SONIA+475, 0.00% Floor	8/30/2031	£	60,279	73,473	75,295	0.0%	(2)(4)(7)(8)(11)(12)
Alpha FMC	60 Gresham Street, London EC2V 7BB, United Kingdom	Professional Services	1st Lien	7.24%	E+475, 0.00% Floor	8/30/2031	€	18,790	20,770	21,469	0.0%	(2)(7)(8)(11)(12)
Alteryx	17200 Laguna Canyon Road, Irvine, CA 92618	Software	1st Lien	9.65%	S+600, 0.75% Floor	3/19/2031		36,822	36,414	34,760	0.0%	(7)(8)
Alteryx	17200 Laguna Canyon Road, Irvine, CA 92618	Software	1st Lien	10.15%	S+650, 0.75% Floor	3/19/2031			(75)	(410)	0.0%	(4)(7)(8)
Altice USA	1 Court Square West, Long Island City, NY 11101	Diversified Telecommunication Services	1st Lien	5.98%	S+235, 0.00% Floor	7/13/2027		76,504	72,899	47,428	0.0%	(2)(4)
Altice USA	1 Court Square West, Long Island City, NY 11101	Diversified Telecommunication Services	1st Lien	8.25%	P+150, 0.00% Floor	4/15/2027		62,635	61,662	44,095	0.0%	(2)
Altice USA	1 Court Square West, Long Island City, NY 11101	Diversified Telecommunication Services	Unsecured Debt	11.75%	11.75%	1/31/2029		4,273	3,218	2,625	0.0%	(2)
Altice USA	1 Court Square West, Long Island City, NY 11101	Diversified Telecommunication Services	Unsecured Debt	11.25%	11.25%	5/15/2028		1,551	1,278	1,007	0.0%	(2)
AMAG	2205 West 126th Street, Unit B, Hawthorne, CA 90250	Software	1st Lien	8.48%	S+475, 1.50% Floor	12/8/2031		29,850	29,574	28,990	0.0%	(7)
AMAG	2205 West 126th Street, Unit B, Hawthorne, CA 90250	Software	1st Lien	8.73%	S+500, 1.50% Floor	12/8/2031			(256)	(711)	0.0%	(4)(7)
American Bath	178 Glades Road, Boca Raton, FL 33432	Building Products	1st Lien	8.89%	S+525, 0.00% Floor	7/8/2030		71,522	68,497	63,078	0.0%
American Restoration	300 Decker Drive, Suite 350, Irving, TX 75062	Construction & Engineering	1st Lien	8.83%	S+510, 1.00% Floor	7/24/2030		23,843	23,563	17,502	0.0%	(4)(7)(8)
Amey	10 Furnival Street, London EC4A 1AB, United Kingdom	Transportation Infrastructure	1st Lien	9.00%	SONIA+525, 0.00% Floor	11/12/2031	£	125,385	157,446	162,990	0.0%	(2)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Amey	10 Furnival Street, London EC4A 1AB, United Kingdom	Transportation Infrastructure	1st Lien	9.25%	SONIA+550, 0.00% Floor	11/12/2031	£	35,086	47,693	45,609	0.0%	(2)(7)(11)(12)
Apex Group Treasury	58 Par-LaVille Road, Hamilton HM11, Bermuda	Financial Services	1st Lien	7.15%	S+350, 0.00% Floor	2/27/2032		11,146	11,097	10,587	0.0%	(2)
Apterra Project Ram Microsoft DC	1370 Avenue of the Americas, 32nd Floor, New York, NY 10019	Diversified REITs	1st Lien	5.87%	S+225, 0.00% Floor	5/29/2028		47,015	46,509	46,651	0.0%	(4)(7)
Arctera Holdings II, Inc.	6200 Stoneridge Mall Road, Suite 150, Pleasanton, CA 94588	Software	1st Lien	7.17%	S+350, 0.00% Floor	11/30/2026		36,300	36,207	36,275	0.0%	(7)
Ardonagh	2 Minster Court, Mincing Lane, London EC3R 7PD, United Kingdom	Insurance	1st Lien	6.73%	S+300, 0.00% Floor	2/15/2031		17,937	17,845	17,410	0.0%	(2)
Arrowhead Engineered Products	3705 95th Avenue Northeast, Circle Pines, MN 55014	Machinery	1st Lien	8.88%	S+515, 0.75% Floor	8/31/2028		10,466	10,466	7,065	0.0%	(7)
ASC Engineered Solutions	2001 Spring Road, Suite 300, Oak Brook, IL 60523	Construction & Engineering	1st Lien	8.48%	S+475, 0.75% Floor	7/10/2031		212,906	211,214	211,973	0.0%	(4)(7)
ASC Engineered Solutions	2001 Spring Road, Suite 300, Oak Brook, IL 60523	Construction & Engineering	Common Equity/Partnership Interests	N/A	N/A	N/A		100 shares/units	101	101	0.0%	(7)
ASC Engineered Solutions	2001 Spring Road, Suite 300, Oak Brook, IL 60523	Construction & Engineering	1st Lien	8.73%	S+500, 0.75% Floor	7/10/2031			(378)	(330)	0.0%	(4)(7)
ASDA	Great Wilson Street, Leeds LS11 5AD, United Kingdom	Consumer Staples Distribution & Retail	1st Lien	9.76%	SONIA+603, 0.00% Floor	10/22/2029	£	116,903	141,576	151,422	0.0%	(2)(7)(8)(11)
ASDA	Great Wilson Street, Leeds LS11 5AD, United Kingdom	Consumer Staples Distribution & Retail	1st Lien	6.49%	E+400, 0.00% Floor	5/14/2031	€	5,000	5,304	5,426	0.0%	(2)(8)(11)
Aspen	9 Rydall Vale Park, Douglas Saunders Drive, La Lucia Ridge, Durban, 4051, South Africa	Pharmaceuticals	1st Lien	9.24%	BBSW+475, 0.50% Floor	3/19/2033	A$	124,137	86,652	85,040	0.0%	(2)(4)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Associa	5401 North Central Expressway, Suite 300, Dallas, TX 75205	Real Estate Management & Development	1st Lien	10.44%	S+676, 1.00% Floor	7/2/2028		26,495	26,454	26,376	0.0%	(4)(7)
Associa	5401 North Central Expressway, Suite 300, Dallas, TX 75205	Real Estate Management & Development	1st Lien	10.41%	S+650, 1.00% Floor	7/2/2028		2,449	2,418	2,422	0.0%	(4)(7)
Astek	16 Place de l’Iris, 92400 Courbevoie, France	IT Services	1st Lien	8.79%	E+650, 0.00% Floor	4/25/2031	€	70,919	74,535	78,568	0.0%	(2)(4)(7)(8)(11)(12)
Astound Broadband	650 College Road East, Suite 3100, Princeton, NJ 08540	Media	1st Lien	8.78%	S+400 Cash plus 1.50% PIK, 1.00% Floor	9/25/2029		27,479	22,000	24,801	0.0%
Astound Broadband	650 College Road East, Suite 3100, Princeton, NJ 08540	Media	1st Lien	7.64%	S+400, 1.00% Floor	6/26/2029		408	405	410	0.0%	(4)
Asurion	1101 Church Street, Nashville, TN 37203	Insurance	1st Lien	7.91%	S+425, 0.00% Floor	9/19/2030		7,514	7,463	7,450	0.0%
Authentic Brands	1411 Broadway, 21st Floor, New York, NY 10018	Textiles, Apparel & Luxury Goods	1st Lien	5.89%	S+225, 0.00% Floor	2/13/2032		29,022	28,961	29,031	0.0%
Authentic Brands	1411 Broadway, 21st Floor, New York, NY 10018	Textiles, Apparel & Luxury Goods	1st Lien	5.89%	S+225, 0.00% Floor	12/21/2028		57,247	57,073	57,333	0.0%
AVC	Level 16, 242 Exhibition Street, Melbourne VIC 3000, Australia	Hotels, Restaurants & Leisure	1st Lien	8.48%	BBSW+425, 0.00% Floor	11/24/2030	A$	60,000	41,947	41,161	0.0%	(2)(4)(7)(11)(12)
Avenu Insights	5860 Trinity Parkway, Suite 120, Centreville, VA 20120	IT Services	1st Lien	8.74%	S+500, 1.00% Floor	10/2/2029		18,521	18,259	17,698	0.0%	(4)(7)(8)
Avenu Insights	5860 Trinity Parkway, Suite 120, Centreville, VA 20120	IT Services	1st Lien	8.49%	S+475, 1.00% Floor	10/2/2029			(35)	(337)	0.0%	(4)(7)(8)
Avetta	3300 Triumph Boulevard, Suite 800, Lehi, UT 84043	Software	1st Lien	7.88%	S+415, 0.50% Floor	7/28/2031		63,399	62,849	61,158	0.0%	(4)(7)(8)
Avetta	3300 Triumph Boulevard, Suite 800, Lehi, UT 84043	Software	1st Lien	7.88%	S+415, 0.50% Floor	7/26/2030			(76)	(273)	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Avid Bioservices	14191 Myford Road, Tustin, CA 92780	Pharmaceuticals	1st Lien	8.73%	S+500, 1.00% Floor	2/5/2032		25,178	24,812	24,831	0.0%	(4)(7)
Avid Bioservices	14191 Myford Road, Tustin, CA 92780	Pharmaceuticals	1st Lien	8.73%	S+500, 1.00% Floor	2/5/2031			(116)	(107)	0.0%	(4)(7)
Avid Bioservices	14191 Myford Road, Tustin, CA 92780	Pharmaceuticals	Common Equity/Partnership Interests	N/A	N/A	N/A		1,000 shares/units	1	1	0.1%	(7)
Avid Bioservices	14191 Myford Road, Tustin, CA 92780	Pharmaceuticals	Preferred Equity	N/A	N/A	N/A		99,000 shares/units	99	99	0.1%	(7)
Azuria Water Solutions, Inc.	580 Goddard Avenue, Chesterfield, MO 63005	Commercial Services & Supplies	1st Lien	6.48%	S+275, 0.00% Floor	4/25/2033		5,644	5,630	5,639	0.0%	(4)
BCPE EMPIRE HOLDINGS INC	255 US-1 & 9, Jersey City, NJ 07306	Consumer Staples Distribution & Retail	1st Lien	7.14%	S+350, 0.50% Floor	12/29/2032		21,710	21,488	21,484	0.0%	(2)
BDO USA	330 North Wabash Avenue, Suite 3200, Chicago, IL 60611	Professional Services	1st Lien	8.65%	S+500, 2.00% Floor	8/31/2028		196,312	194,288	191,012	0.0%	(7)(8)
BDO USA	330 North Wabash Avenue, Suite 3200, Chicago, IL 60611	Professional Services	1st Lien	8.12%	S+450, 2.00% Floor	8/31/2028		33,959	33,692	32,712	0.0%	(7)(8)
Beeline	5011 Gate Parkway, Building 100, Suite 250, Jacksonville, FL 32256	Software	1st Lien	8.98%	S+525, 0.75% Floor	5/2/2029		71,601	71,159	66,310	0.0%	(7)(8)
Beeline	5011 Gate Parkway, Building 100, Suite 250, Jacksonville, FL 32256	Software	1st Lien	8.99%	S+525, 0.75% Floor	5/2/2028		2,535	2,521	2,222	0.0%	(4)(7)(8)
Berry Global	PO Box 959, Evansville, IN 47706	Containers & Packaging	1st Lien	8.73%	S+500, 0.75% Floor	2/3/2032			(126)	(158)	0.0%	(4)(7)
Berry Global	PO Box 959, Evansville, IN 47706	Containers & Packaging	1st Lien	8.48%	S+475, 0.75% Floor	2/3/2032		20,592	20,331	20,359	0.0%	(7)
Best Trash	19430 FM 1093 Road, Richmond, TX 77407	Commercial Services & Supplies	1st Lien	8.48%	S+475, 1.00% Floor	7/10/2031		30,250	29,917	30,153	0.0%	(4)(7)(8)
Biamp	9300 Southwest Gemini Drive, Beaverton, OR 97008	Technology Hardware, Storage & Peripherals	1st Lien	8.92%	S+525, 1.00% Floor	4/30/2030		42,410	41,759	38,492	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Biogaran	23-25 Rue Pouchet, 75017 Paris, France	Pharmaceuticals	1st Lien	6.92%	E+475, 0.00% Floor	10/7/2032	€	142,500	168,062	161,551	0.0%	(2)(7)(11)(12)
BiOrigin Specialty	44 Milton Avenue, Suite 307, Alpharetta, GA 30009	Paper & Forest Products	1st Lien	8.73%	S+500, 0.75% Floor	2/4/2031		14,179	14,007	13,339	0.0%	(7)
Blackfin	25 Farringdon Street, 6th Floor, London EC4A 4AB, United Kingdom	Oil, Gas & Consumable Fuels	1st Lien	6.69%	S+300, 0.00% Floor	9/29/2032		24,875	24,762	24,994	0.0%
Boasso	615 Channelside Drive, Suite 206, Tampa, FL 33602	Ground Transportation	1st Lien	8.41%	S+475, 0.75% Floor	3/31/2028			(1)	(60)	0.0%	(4)(7)(8)
Boasso	615 Channelside Drive, Suite 206, Tampa, FL 33602	Ground Transportation	1st Lien	8.41%	S+475, 0.75% Floor	6/30/2028		39,325	38,804	38,727	0.0%	(7)(8)
Bowlero	7313 Bell Creek Road, Mechanicsville, VA 23111	Leisure Products	1st Lien	6.89%	S+325, 0.00% Floor	9/22/2032		13,455	13,309	11,776	0.0%	(2)
Bowlero	7313 Bell Creek Road, Mechanicsville, VA 23111	Leisure Products	1st Lien	7.25%	7.25%	10/15/2032		13,329	12,914	11,342	0.0%	(2)
BOX Partners	2650 Galvin Drive, Elgin, IL 60124	Containers & Packaging	1st Lien	11.43%	S+776 Cash plus 1.00% PIK, 0.75% Floor	12/11/2028		7,601	7,601	5,511	0.0%	(7)
Busy Bees	10A Chandos Street, 1st Floor, London W1G 9LE, United Kingdom	Diversified Consumer Services	1st Lien	8.23%	SONIA+450, 0.00% Floor	2/29/2032	£	117,900	157,435	157,131	0.0%	(2)(11)(12)
Calcasieu Pass Funding LLC	1001 19th Street North, Suite 1500, Arlington, VA 22209	Oil, Gas & Consumable Fuels	1st Lien	6.95%	S+325, 0.00% Floor	4/1/2033		12,000	11,824	12,049	0.0%	(2)
Cambrex	1 Meadowlands Plaza, East Rutherford, NJ 07073	Life Sciences Tools & Services	1st Lien	8.40%	S+475, 0.75% Floor	3/5/2032		137,640	136,430	137,272	0.0%	(4)(7)
Camin Cargo	1001 Shaw Avenue, Suite 300, Pasadena, TX 77506	Energy Equipment & Services	1st Lien	9.14%	S+550, 1.00% Floor	12/7/2029		37,895	37,348	35,723	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Carlisle Fluid Technologies	16430 North Scottsdale Road, Suite 400, Scottsdale, AZ 85254	Machinery	1st Lien	10.14%	S+650, 1.00% Floor	10/2/2029		14,588	14,362	14,335	0.0%	(7)(8)
Catalent	14 Schoolhouse Road, Somerset, NJ 08873	Pharmaceuticals	1st Lien	8.64%	S+500, 0.75% Floor	12/18/2031		199,867	196,567	196,341	0.0%	(4)(7)(8)
Cenavera	9366 East Raintree Drive, Suite 101, Scottsdale, AZ 85260	Consumer Staples Distribution & Retail	1st Lien	8.23%	S+450, 0.75% Floor	10/1/2032		21,053	20,816	20,875	0.0%	(4)(7)
Cenavera	9366 East Raintree Drive, Suite 101, Scottsdale, AZ 85260	Consumer Staples Distribution & Retail	1st Lien	4.73%	S+100, 0.75% Floor	10/1/2032			(19)	(29)	0.0%	(4)(7)
Cerity Partners	99 Park Ave, 16th Floor, New York, NY 10016	Financial Services	1st Lien	8.15%	S+450, 0.75% Floor	7/28/2031		2,497	2,342	1,924	0.0%	(4)(7)
CFC Group	8 Bishopsgate, London EC2N 4BQ, United Kingdom	Financial Services	1st Lien	7.18%	S+350, 0.00% Floor	7/1/2032		15,833	15,446	14,936	0.0%	(2)(12)
Chamberlain Group	300 Windsor Drive, Oak Brook, IL 60523	Building Products	1st Lien	6.64%	S+300, 0.00% Floor	9/8/2032		53,522	53,307	53,615	0.0%
Champions Group	2010 Main Street, Suite 1250, Irvine, CA 92614	Commercial Services & Supplies	1st Lien	8.43%	S+475, 0.50% Floor	4/4/2033		106,556	105,964	105,947	0.0%	(4)(7)
CINC Systems	3055 Breckinridge Boulevard, Suite 310, Duluth, GA 30096	Software	1st Lien	8.89%	S+525, 0.75% Floor	1/18/2030		6,397	6,315	6,245	0.0%	(4)(7)(8)
Circor	30 Corporate Drive, Suite 200, Burlington, MA 01803	Machinery	1st Lien	6.67%	S+300, 0.00% Floor	10/17/2031		24,195	24,110	24,248	0.0%	(8)
Citation Group	30 Water Lane, Wilmslow SK9 5AR, United Kingdom	Professional Services	1st Lien	9.21%	SONIA+475, 0.00% Floor	1/15/2032	£	94,351	112,026	122,149	0.0%	(2)(4)(7)(11)(12)
Clanwilliam	Suite 17, Block A, The Courtyard, Carmanhall Road, Sandyford Business Park, Dublin, D18 K33C, Ireland	Software	1st Lien	7.54%	E+525, 0.00% Floor	3/12/2032	€	233	388	(240)	0.0%	(2)(4)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Clanwilliam	Suite 17, Block A, The Courtyard, Carmanhall Road, Sandyford Business Park, Dublin, D18 K33C, Ireland	Software	1st Lien	7.54%	E+525, 0.00% Floor	9/13/2032	€	55,290	64,368	58,935	0.0%	(2)(4)(7)(11)(12)
Clarience Technologies	20600 Civic Center Drive, Southfield, MI 48076	Automobile Components	1st Lien	9.43%	S+575, 0.75% Floor	2/13/2032			(164)	(118)	0.0%	(4)(7)
Clarience Technologies	20600 Civic Center Drive, Southfield, MI 48076	Automobile Components	1st Lien	8.43%	S+475, 0.75% Floor	2/13/2032		217,960	216,797	216,833	0.0%	(4)(7)
Clarience Technologies	20600 Civic Center Drive, Southfield, MI 48076	Automobile Components	1st Lien	8.68%	S+500, 0.75% Floor	2/13/2031			(31)	(91)	0.0%	(4)(7)
Clearwater Analytics Holdings Inc	777 West Main Street, Suite 900, Boise, ID 83702	Software	1st Lien	8.23%	S+450, 0.50% Floor	6/27/2033		21,447	21,317	21,317	0.0%	(4)(7)
CNSI	1600 Tysons Boulevard, Suite 1000, McLean, VA 22102	Health Care Technology	1st Lien	9.23%	S+550, 0.50% Floor	12/17/2029		37,128	36,344	37,128	0.0%	(4)(7)(8)
CNSI	1600 Tysons Boulevard, Suite 1000, McLean, VA 22102	Health Care Technology	1st Lien	9.48%	S+575, 0.50% Floor	12/17/2029		2,890	2,853	2,890	0.0%	(7)(8)
Cogentrix	13860 Ballantyne Corporate Place, Suite 300, Charlotte, NC 28277	Independent Power & Renewable Electricity Producers	1st Lien	5.89%	S+225, 0.00% Floor	2/26/2032		12,126	12,101	12,128	0.0%
Cohesity	2625 Augustine Drive, Santa Clara, CA 95054	Software	1st Lien	7.38%	S+375, 0.00% Floor	12/9/2031		7,704	7,551	7,373	0.0%
CohnReznick	1301 Avenue of the Americas, 10th Floor, New York, NY 10019	Professional Services	1st Lien	6.98%	S+325, 0.00% Floor	3/31/2032		3,581	3,568	3,497	0.0%	(4)
Colonial	1000 Lake Street, Alpharetta, GA 30009	Oil, Gas & Consumable Fuels	1st Lien	5.37%	S+175, 0.00% Floor	1/31/2033		10,945	10,904	10,888	0.0%
CompoSecure Holdings LLC	309 Pierce Street, Somerset, NJ 08873	Electronic Equipment, Instruments & Components	1st Lien	5.92%	S+225, 0.00% Floor	1/14/2033		7,000	6,992	6,971	0.0%	(2)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
CompTIA	3500 Lacey Road, Suite 100, Downers Grove, IL 60515	Software	1st Lien	8.73%	S+500, 0.75% Floor	1/9/2032		37,218	36,841	35,549	0.0%	(4)(7)(8)
Conga Corp	13699 Via Varra, Broomfield, CO 80020	Software	1st Lien	7.66%	S+400, 0.00% Floor	5/6/2028		7,736	7,477	5,963	0.0%	(7)
Congruex	2595 Canyon Boulevard, Suite 400, Boulder, CO 80302	Multi-Utilities	1st Lien	9.63%	S+590, 0.75% Floor	5/3/2029		31,954	31,616	20,770	0.0%	(8)
CONSTELLATION AUTOMOTIVE	Form 2, 18 Bartley Way, Hook RG27 9XA, United Kingdom	Specialty Retail	1st Lien	8.50%	E+625, 0.00% Floor	4/3/2031	€	8,869	9,505	10,134	0.0%	(2)(7)(11)(12)
CONSTELLATION AUTOMOTIVE	Form 2, 18 Bartley Way, Hook RG27 9XA, United Kingdom	Specialty Retail	1st Lien	9.99%	SONIA+625, 0.00% Floor	3/21/2031	£	21,455	27,504	28,459	0.0%	(2)(7)(11)(12)
Consumer Cellular	9363 East Bahia Drive, Scottsdale, AZ 85260	Wireless Telecommunication Services	1st Lien	8.73%	S+500, 0.75% Floor	5/13/2032		94,055	93,218	94,629	0.0%	(4)(7)
Convergint	1 Commerce Drive, Schaumburg, IL 60173	Commercial Services & Supplies	1st Lien	6.89%	S+325, 0.00% Floor	7/9/2032		26,188	26,085	26,270	0.0%
CoreTrust	601 11th Avenue North, Suite 700, Nashville, TN 37203	Commercial Services & Supplies	1st Lien	10.39%	S+675, 0.75% Floor	10/1/2029			(67)	(49)	0.0%	(4)(7)
CoreTrust	601 11th Avenue North, Suite 700, Nashville, TN 37203	Commercial Services & Supplies	1st Lien	8.89%	S+525, 0.75% Floor	10/1/2029		42,891	42,337	42,449	0.0%	(7)
CoreWeave Financing DDTL V LLC	290 W Mount Pleasant Avenue, Suite 4100, Livingston, NJ 07039	Software	1st Lien	8.12%	S+450, 0.00% Floor	11/6/2031		601	584	614	0.0%	(2)(4)
Corpuls	Hauswiesenstraße 26, 86916 Kaufering, Germany	Health Care Equipment & Supplies	1st Lien	8.79%	E+650, 0.50% Floor	6/28/2030	€	20,000	21,548	22,706	0.0%	(2)(7)(8)(11)(12)
Corpuls	Hauswiesenstraße 26, 86916 Kaufering, Germany	Health Care Equipment & Supplies	1st Lien	7.79%	E+550, 0.50% Floor	6/28/2030	€	1,081	1,220	1,190	0.0%	(2)(4)(7)(8)(11)(12)
CorroHealth	6509 Windcrest Drive, Suite 165, Plano, TX 75024	Health Care Providers & Services	1st Lien	8.64%	S+500, 0.75% Floor	8/7/2031		43,319	42,649	41,328	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Cotiviti	10701 S River Front Parkway, Unit 200, South Jordan, UT 84095	Software	1st Lien	6.37%	S+275, 0.00% Floor	3/26/2032		23,612	23,308	21,494	0.0%
Couchbase	3155 Olsen Drive, Suite 150, San Jose, CA 95117	Software	1st Lien	13.00%	13.00% PIK	9/24/2033		24,767	24,335	22,776	0.0%	(7)
Couchbase	3155 Olsen Drive, Suite 150, San Jose, CA 95117	Software	1st Lien	9.39%	S+575, 0.50% Floor	9/24/2031		152,685	150,584	147,067	0.0%	(7)
Couchbase	3155 Olsen Drive, Suite 150, San Jose, CA 95117	Software	1st Lien	9.39%	S+575, 0.50% Floor	9/24/2030			(173)	(455)	0.0%	(4)(7)
Coupa Software	1855 South Grant Street, San Mateo, CA 94402	Software	1st Lien	8.91%	S+525, 0.75% Floor	2/27/2030		39,211	38,607	37,662	0.0%	(4)(7)(8)
Coupa Software	1855 South Grant Street, San Mateo, CA 94402	Software	1st Lien	8.90%	S+525, 0.75% Floor	2/27/2029		1,663	1,634	1,565	0.0%	(4)(7)(8)
CQP	845 Texas Avenue, Houston, TX 77002	Oil, Gas & Consumable Fuels	1st Lien	5.48%	S+175, 0.00% Floor	12/31/2032		26,656	26,675	26,538	0.0%
Creative Artists Agency	2000 Avenue of the Stars, Los Angeles, CA 90067	Entertainment	1st Lien	6.14%	S+250, 0.00% Floor	10/1/2031		8,935	8,934	8,944	0.0%
Creative Planning	5454 W 110th Street, Overland Park, KS 66211	Banks	1st Lien	5.64%	S+200, 0.00% Floor	5/17/2031		21,326	21,273	21,269	0.0%
Crete PA	4350 West Cypress Street, Suite 100, Tampa, FL 33607	Professional Services	1st Lien	8.73%	S+500, 1.00% Floor	11/26/2030		121,290	120,611	121,227	0.0%	(4)(7)
Crunch Fitness	622 Third Avenue, 28th Floor, New York, NY 10017	Hotels, Restaurants & Leisure	1st Lien	8.39%	S+475, 0.75% Floor	9/26/2031			(98)	—	0.0%	(4)(7)
Crunch Fitness	622 Third Avenue, 28th Floor, New York, NY 10017	Hotels, Restaurants & Leisure	1st Lien	8.14%	S+450, 0.75% Floor	9/26/2031		175,340	175,329	175,498	0.0%	(7)
Culligan	Abbey Street, 4th Floor, Reading RG1 3BD, United Kingdom	Household Products	1st Lien	6.16%	S+250, 0.50% Floor	7/31/2028		2,558	2,557	2,558	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Culligan	Abbey Street, 4th Floor, Reading RG1 3BD, United Kingdom	Household Products	1st Lien	6.15%	S+250, 0.00% Floor	7/2/2033		7,393	7,375	7,397	0.0%	(2)
Cumming Group	601 Union Street, Suite 1825, Seattle, WA 98101	Professional Services	1st Lien	8.38%	S+475, 1.00% Floor	6/16/2033		36,671	35,225	34,630	0.0%	(4)(7)
Curia	24 Corporate Circle, Albany, NY 12203	Life Sciences Tools & Services	1st Lien	9.92%	9.92% PIK	12/6/2029		211,704	209,024	168,305	0.0%	(7)
Curia	24 Corporate Circle, Albany, NY 12203	Life Sciences Tools & Services	1st Lien	11.92%	S+625, 1.00% Floor	12/6/2029		14,277	13,723	14,218	0.0%	(4)(7)
Curia	24 Corporate Circle, Albany, NY 12203	Life Sciences Tools & Services	1st Lien	9.89%	S+625, 1.00% Floor	1/29/2029		4,482	4,482	4,470	0.0%	(7)
Databricks	160 Spear Street, 15th Floor, San Francisco, CA 94105	Software	1st Lien	8.11%	S+450, 0.00% Floor	1/5/2032		146,113	145,620	145,931	0.0%	(4)
Datavant	2222 West Dunlap Avenue, Suite 250, Phoenix, AZ 85021	Health Care Technology	1st Lien	8.39%	S+475, 0.75% Floor	9/2/2031		199,968	198,174	194,909	0.0%	(4)(7)
Datavant	2222 West Dunlap Avenue, Suite 250, Phoenix, AZ 85021	Health Care Technology	1st Lien	8.64%	S+500, 0.75% Floor	9/2/2031			(128)	(213)	0.0%	(4)(7)
Datavant	2222 West Dunlap Avenue, Suite 250, Phoenix, AZ 85021	Health Care Technology	1st Lien	8.42%	S+475, 0.75% Floor	8/30/2031			—	(185)	0.0%	(4)(7)
Delivery Hero	Oranienburger Strasse 70, Berlin, 10117 Baden-Wurttemberg, Germany	Hotels, Restaurants & Leisure	Unsecured Debt	3.25%	3.25%	2/21/2030	€	9,100	10,415	10,678	0.0%	(2)(8)(11)(12)
Delivery Hero	Oranienburger Strasse 70, Berlin, 10117 Baden-Wurttemberg, Germany	Hotels, Restaurants & Leisure	1st Lien	7.81%	K+500, 0.50% Floor	12/12/2029	~~W~~	194,831,194	139,431	127,578	0.0%	(2)(8)(11)(12)
Delivery Hero	Oranienburger Strasse 70, Berlin, 10117 Baden-Wurttemberg, Germany	Hotels, Restaurants & Leisure	1st Lien	8.64%	S+500, 0.50% Floor	12/12/2029		4,421	4,383	4,450	0.0%	(2)(8)(12)
Delivery Hero	Oranienburger Strasse 70, Berlin, 10117 Baden-Wurttemberg, Germany	Hotels, Restaurants & Leisure	1st Lien	8.64%	S+500, 0.50% Floor	6/30/2032		216,018	210,832	218,448	0.0%	(2)(8)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Dental Care Alliance	6240 Lake Osprey Drive, Lakewood Ranch, FL 34240	Health Care Providers & Services	Common Equity/Partnership Interests	N/A	N/A	N/A		82,735 shares/units	101	117	0.2%	(7)
Dental Care Alliance	6240 Lake Osprey Drive, Lakewood Ranch, FL 34240	Health Care Providers & Services	1st Lien	10.16%	10.16%	6/2/2031		1,285	1,285	1,160	0.0%	(7)(10)
Dental Corp	181 Bay Street, Suite 2600, Toronto, Ontario M5J 2T3, Canada	Health Care Providers & Services	1st Lien	7.29%	C+500, 0.75% Floor	1/14/2033	C$	104,177	74,196	72,013	0.0%	(2)(4)(7)(11)
Dr. Scholls	119 Cherry Hill Road, Parsippany, NJ 07054	Personal Care Products	1st Lien	8.89%	S+525, 1.00% Floor	11/1/2028		36,306	36,073	35,964	0.0%	(4)(7)(8)
Duravant	3500 Lacey Road, Suite 290, Downers Grove, IL 60515	Machinery	1st Lien	6.98%	S+325, 0.00% Floor	11/26/2032		19,900	19,812	20,027	0.0%
DXC	2010 Main Street, Suite 750, Irvine, CA 92614	Health Care Technology	1st Lien	7.98%	S+425, 0.50% Floor	7/24/2032		49,595	49,350	48,376	0.0%	(4)(7)
Dynagrid	725 East Jones Street, Lewisville, TX 75057	Construction & Engineering	1st Lien	8.48%	S+475, 1.00% Floor	2/13/2032		18,563	18,248	18,440	0.0%	(7)
EAB	2445 M Street Northwest, Washington, DC 20037	Professional Services	1st Lien	6.64%	S+300, 0.00% Floor	1/31/2030		6,330	6,303	5,532	0.0%	(4)(7)
EAB	2445 M Street Northwest, Washington, DC 20037	Professional Services	1st Lien	6.64%	S+300, 0.50% Floor	8/16/2030		55,464	55,280	50,125	0.0%
Eagle Railcar	9701 E. I-20, Eastland, TX 76448	Transportation Infrastructure	1st Lien	8.23%	S+450, 0.50% Floor	6/14/2032		111,814	111,180	106,104	0.0%	(4)(7)
Eating Recovery Center	7351 East Lowry Boulevard, Suite 200, Denver, CO 80230	Health Care Providers & Services	1st Lien	6.50%	6.50%	3/29/2030		1,960	3,811	1,918	0.0%	(4)(7)(10)
Eating Recovery Center	7351 East Lowry Boulevard, Suite 200, Denver, CO 80230	Health Care Providers & Services	1st Lien	7.50%	7.50%	3/29/2030		11,590	31,136	1,507	0.0%	(7)(10)
ECS Group	1 rue du Pré, BP 59 103, 95950 Roissy CDG Cedex, France	Ground Transportation	1st Lien	7.29%	E+500, 0.00% Floor	1/22/2033	€	101,032	116,209	113,166	0.0%	(2)(4)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Edelman Financial Services	4000 Legato Road, 9th Floor, Fairfax, VA 22030	Capital Markets	1st Lien	7.64%	S+400, 0.00% Floor	12/1/2031		20,000	19,802	20,080	0.0%
EG Group	Haslingden Road, Guide, Blackburn BB1 2FA, United Kingdom	Specialty Retail	1st Lien	11.11%	S+750, 0.50% Floor	11/30/2028		118,022	115,605	123,486	0.0%	(2)(7)
EG Group	Haslingden Road, Guide, Blackburn BB1 2FA, United Kingdom	Specialty Retail	1st Lien	6.92%	S+325, 0.00% Floor	2/10/2031		3,100	3,094	3,116	0.0%	(2)
Electronic Arts	209 Redwood Shores Parkway, Redwood City, CA 94065	Interactive Media & Services	1st Lien	3.50%	S+350, 0.00% Floor	3/24/2033		23,155	22,807	23,238	0.0%
Emerson Climate Technologies	1675 Campbell Road, Sidney, OH 45365	Building Products	1st Lien	5.89%	S+225, 0.00% Floor	8/4/2031		16,200	16,167	16,206	0.0%
Emerson Climate Technologies	1675 Campbell Road, Sidney, OH 45365	Building Products	1st Lien	5.92%	S+225, 0.00% Floor	5/31/2030		3,125	3,120	3,126	0.0%
EmpiRx Health	155 Chestnut Ridge Road, Montvale, NJ 07645	Health Care Providers & Services	1st Lien	8.39%	S+475, 1.00% Floor	8/6/2029		19,900	19,732	19,761	0.0%	(7)
Encore	5100 North River Road, Schiller Park, IL 60176	Commercial Services & Supplies	1st Lien	8.64%	S+500, 0.75% Floor	12/5/2029		2,598	2,297	2,425	0.0%	(4)(7)
Encore	5100 North River Road, Schiller Park, IL 60176	Commercial Services & Supplies	1st Lien	8.64%	S+500, 0.75% Floor	12/5/2031		199,820	196,522	198,221	0.0%	(7)
Endeavor	9601 Wilshire Boulevard, Beverly Hills, CA 90210	Hotels, Restaurants & Leisure	1st Lien	7.39%	S+375, 0.00% Floor	3/24/2028		14,457	14,472	14,391	0.0%	(7)
Endeavor	9601 Wilshire Boulevard, Beverly Hills, CA 90210	Hotels, Restaurants & Leisure	1st Lien	6.39%	S+275, 0.00% Floor	3/24/2032		49,475	49,504	49,593	0.0%
Entertainment Partners	2950 North Hollywood Way, Burbank, CA 91505	Entertainment	1st Lien	7.28%	S+361, 0.50% Floor	11/6/2028		2,734	2,704	1,613	0.0%
Enverus	2901 Via Fortuna, Building 6, Suite 100, Austin, TX 78746	Software	1st Lien	8.16%	S+450, 0.75% Floor	12/20/2032		358,733	357,249	353,518	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Ergotron	1181 Trapp Road, Saint Paul, MN 55121	Household Products	Common Equity/Partnership Interests	N/A	N/A	N/A		500 shares/units	50	41	0.0%	(7)
Ergotron	1181 Trapp Road, Saint Paul, MN 55121	Household Products	1st Lien	8.90%	S+525, 0.75% Floor	7/6/2028		8,781	8,711	8,711	0.0%	(7)
Escalent	17430 College Parkway, Livonia, MI 48152	Professional Services	1st Lien	9.73%	S+600, 1.00% Floor	4/7/2029		9,176	9,021	8,993	0.0%	(4)(7)(8)
Esdec	Strawinskylaan 567, 1077 XX Amsterdam, Netherlands	Building Products	1st Lien	7.00%	7.00%	8/30/2028	€	62,693	66,457	41,547	0.0%	(2)(7)(8)(10)(11)
Esdec	Strawinskylaan 567, 1077 XX Amsterdam, Netherlands	Building Products	1st Lien	8.94%	8.94%	8/30/2028		708	296	366	0.0%	(2)(8)(10)
Everbridge	8300 Boone Boulevard, Suite 800, Vienna, VA 22182	Software	1st Lien	8.68%	S+500, 0.75% Floor	7/2/2031		66,494	66,234	65,297	0.0%	(4)(7)(8)
ExactCare	8333 Rockside Road, Valley View, OH 44125	Health Care Providers & Services	1st Lien	9.15%	S+550, 1.00% Floor	11/5/2029		39,661	38,905	39,661	0.0%	(4)(7)(8)
ExamWorks	3280 Peachtree Road Northeast, Suite 2625, Atlanta, GA 30305	Health Care Providers & Services	1st Lien	6.14%	S+250, 0.50% Floor	2/6/2033		31,261	31,256	31,330	0.0%
Excelligence	4859 W Slauson Avenue, Suite 703, Los Angeles, CA 90056	Diversified Consumer Services	1st Lien	9.48%	S+575, 1.00% Floor	1/18/2030		89,483	88,214	75,580	0.0%	(4)(7)(8)
Exemplar Healthcare	Kimberworth Road, Rotherham S61 1AJ, United Kingdom	Health Care Providers & Services	1st Lien	9.25%	SONIA+550, 0.00% Floor	9/30/2031	£	50,400	65,979	65,688	0.0%	(2)(4)(7)(11)(12)
FE Fundinfo	30 Great Pulteney Street, London W1F 9NN, United Kingdom	Financial Services	1st Lien	8.80%	SONIA+373, 0.00% Floor	12/13/2027	£	18,694	23,717	23,248	0.0%	(2)(4)(7)(11)(12)
FE Fundinfo	30 Great Pulteney Street, London W1F 9NN, United Kingdom	Financial Services	1st Lien	7.24%	E+495, 0.00% Floor	12/13/2027	€	40,935	46,317	46,412	0.0%	(2)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
FGS Global	909 Third Avenue, 32nd Floor, New York, NY 10022	Professional Services	1st Lien	5.00%	S+500, 0.00% Floor	9/20/2031			(88)	(202)	0.0%	(4)(7)(12)
FGS Global	909 Third Avenue, 32nd Floor, New York, NY 10022	Professional Services	1st Lien	8.23%	S+450, 0.00% Floor	11/25/2031		61,788	61,024	60,966	0.0%	(7)(12)
First Student	191 Rosa Parks Street, 8th Floor, Cincinnati, OH 45202	Ground Transportation	1st Lien	5.98%	S+225, 0.00% Floor	8/15/2030		7,945	7,943	7,959	0.0%
Flexdev	30 bis Rue Sainte-Hélène, 69002 Lyon, France	Textiles, Apparel & Luxury Goods	1st Lien	8.98%	E+525, 0.00% Floor	4/9/2033	€	38,919	44,384	43,349	0.0%	(2)(4)(7)(11)(12)
Flexdev	30 bis Rue Sainte-Hélène, 69002 Lyon, France	Textiles, Apparel & Luxury Goods	1st Lien	8.98%	S+525, 0.00% Floor	4/9/2033		12,153	11,915	11,910	0.0%	(2)(7)(12)
FLYNN RESTAURANT GROUP	6200 Oak Tree Boulevard, Suite 250, Independence, OH 44131	Hotels, Restaurants & Leisure	1st Lien	7.39%	S+375, 0.00% Floor	1/28/2032		21,895	21,713	21,710	0.0%
Fortis Fire	1515 Woodfield Road, Suite 630, Schaumburg, IL 60173	Industrial Conglomerates	Common Equity/Partnership Interests	N/A	N/A	N/A		9 shares/units	90	179	0.2%	(7)(8)
Fortnox	Bollgatan 3B, SE-352 46 Växjö, Sweden	Software	1st Lien	6.27%	STIBOR+425, 0.00% Floor	6/17/2032	Skr	658,611	67,851	66,599	0.0%	(2)(7)(11)(12)
Fortnox	Bollgatan 3B, SE-352 46 Växjö, Sweden	Software	1st Lien	6.77%	STIBOR+475, 0.00% Floor	6/17/2032	Skr		(578)	(359)	0.0%	(2)(4)(7)(11)(12)
Fosber	Via Provinciale per Camaiore, 27/28, 55064 Monsagrati LU, Italy	Machinery	1st Lien	7.49%	E+500, 0.00% Floor	4/7/2033	€	59,125	67,885	66,881	0.0%	(2)(7)(11)(12)
Fosber	Via Provinciale per Camaiore, 27/28, 55064 Monsagrati LU, Italy	Machinery	1st Lien	8.69%	S+500, 0.00% Floor	4/7/2033		66,302	65,655	65,639	0.0%	(2)(7)(12)
Fosber	Via Provinciale per Camaiore, 27/28, 55064 Monsagrati LU, Italy	Machinery	1st Lien	5.00%	E+500, 0.00% Floor	3/23/2033	€		(231)	(236)	0.0%	(2)(4)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Froneri	205 Plews Way, Leeming Bar, Northallerton DL7 9UL, United Kingdom	Food Products	1st Lien	6.13%	S+250, 0.00% Floor	9/30/2032		6,460	6,447	6,423	0.0%	(2)
Froneri	205 Plews Way, Leeming Bar, Northallerton DL7 9UL, United Kingdom	Food Products	1st Lien	5.88%	S+225, 0.00% Floor	9/30/2031		13,101	13,009	13,023	0.0%	(2)
Funecap	17 Rue De L’Arrivée, 75015 Paris, France	Diversified Consumer Services	1st Lien	8.29%	E+600, 0.00% Floor	11/13/2032	€	91,383	104,003	101,297	0.0%	(2)(4)(7)(11)(12)
G&A	17220 Katy Freeway, Suite 350, Houston, TX 77094	Professional Services	1st Lien	8.67%	S+500, 0.75% Floor	3/3/2031		28,681	28,394	28,681	0.0%	(7)(8)
G&A	17220 Katy Freeway, Suite 350, Houston, TX 77094	Professional Services	1st Lien	8.74%	S+500, 0.75% Floor	3/1/2030		176	154	177	0.0%	(4)(7)(8)
G2CI	12950 Worldgate Drive, Suite 600, Herndon, VA 20170	Software	1st Lien	8.48%	S+475, 0.75% Floor	10/1/2029			(138)	(288)	0.0%	(4)(7)(8)
G2CI	12950 Worldgate Drive, Suite 600, Herndon, VA 20170	Software	1st Lien	8.48%	S+475, 0.75% Floor	9/30/2030		120,940	119,182	117,481	0.0%	(7)(8)
Gaia Purchaser Inc	666 3rd Avenue, 4th Floor, New York, NY 10017	Hotels, Restaurants & Leisure	1st Lien	4.00%	S+400, 0.00% Floor	6/24/2033		7,000	6,965	7,009	0.0%	(2)
Gainwell	225 East John Carpenter Freeway, Suite 500, Irving, TX 75062	Health Care Technology	1st Lien	7.83%	S+410, 0.75% Floor	10/1/2027		120,604	119,115	118,996	0.0%
Galaxy Service Partners	450 Park Avenue, New York, NY 10022	Commercial Services & Supplies	1st Lien	8.48%	S+475, 1.00% Floor	10/17/2031		40,236	40,040	39,540	0.0%	(4)(7)
Galway	1 California Street, Suite 400, San Francisco, CA 94111	Insurance	1st Lien	8.24%	S+450, 0.75% Floor	9/29/2028		35,864	35,674	35,567	0.0%	(4)(7)(8)
Gannett	1675 Broadway, 23rd Floor, New York, NY 10019	Media	1st Lien	6.00%	6.00%	12/1/2031		500	523	851	0.0%	(2)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Gannett	1675 Broadway, 23rd Floor, New York, NY 10019	Media	1st Lien	8.15%	S+450, 1.50% Floor	10/15/2029		189,343	187,547	188,351	0.0%	(2)(4)
GardaWorld	2300 rue Emile-Bélanger, Saint-Laurent, Quebec H4R 3J4, Canada	Commercial Services & Supplies	1st Lien	6.42%	S+275, 0.00% Floor	2/1/2029		21,082	20,982	21,082	0.0%	(2)
Gateway Services	109-230 Hanlon Creek Boulevard, Guelph, Ontario N1C 0A1, Canada	Diversified Consumer Services	1st Lien	8.48%	S+475, 0.75% Floor	9/22/2028		92,002	91,634	91,384	0.0%	(4)(7)
Gateway Services	109-230 Hanlon Creek Boulevard, Guelph, Ontario N1C 0A1, Canada	Diversified Consumer Services	1st Lien	10.23%	S+650, 0.75% Floor	9/22/2028		0	(9)	(16)	0.0%	(4)(7)
GB AIT Buyer, Inc.	2 Pierce Place, Suite 2100, Itasca, IL 60143	Ground Transportation	1st Lien	7.91%	S+425, 0.00% Floor	4/29/2033		6,667	6,601	6,678	0.0%
GC Waves	1200 17th Street, Suite 500, Denver, CO 80202	Financial Services	1st Lien	8.14%	S+450, 0.75% Floor	10/4/2030		109,021	108,695	107,247	0.0%	(4)(7)(8)
Genesee & Wyoming	20 West Avenue, Darien, CT 06820	Ground Transportation	1st Lien	5.48%	S+175, 0.00% Floor	4/10/2031		10,203	10,179	10,172	0.0%
GIP Pilot	1345 Avenue of the Americas, New York, NY 10105	Oil, Gas & Consumable Fuels	1st Lien	5.64%	S+200, 0.00% Floor	5/19/2033		1,958	1,970	1,960	0.0%
Golden Hippo	23251 Mulholland Drive, Woodland Hills, CA 91364	Consumer Staples Distribution & Retail	1st Lien	7.91%	S+425, 2.00% Floor	2/5/2031		138,473	136,394	136,302	0.0%	(4)(7)(8)
Golden Hippo	23251 Mulholland Drive, Woodland Hills, CA 91364	Consumer Staples Distribution & Retail	1st Lien	6.75%	S+475, 2.00% Floor	2/5/2031		23,172	22,833	22,833	0.0%	(7)(8)
Grant Thornton Advisors	3333 Finley Road, Suite 700, Downers Grove, IL 60515	Professional Services	1st Lien	6.39%	S+275, 0.00% Floor	6/2/2031		63,709	63,578	60,783	0.0%
Grant Thornton UK	30 Finsbury Square, London EC2A 1AG, United Kingdom	Professional Services	1st Lien	6.39%	SONIA+500, 0.00% Floor	4/14/2032	£	109,980	142,836	142,878	0.0%	(2)(7)(8)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
GrayMatter	100 Global View Drive, Warrendale, PA 15086	IT Services	Common Equity/Partnership Interests	N/A	N/A	N/A		773 shares/units	77	115	0.3%	(7)(8)
GrayMatter	100 Global View Drive, Warrendale, PA 15086	IT Services	1st Lien	8.73%	S+500, 1.00% Floor	5/1/2030		6,239	6,138	6,166	0.0%	(4)(7)(8)
Greencross	36 Balaclava Street, Woolloongabba QLD 4102, Australia	Diversified Consumer Services	1st Lien	9.01%	BBSW+450, 0.00% Floor	3/23/2028	A$	324,357	217,953	224,568	0.0%	(2)(7)(8)(11)
GridTek	1684 West Hibiscus Boulevard, Melbourne, FL 32901	Electric Utilities	1st Lien	8.65%	S+500, 0.50% Floor	6/9/2031		171,978	170,443	169,450	0.0%	(7)(8)
GridTek	1684 West Hibiscus Boulevard, Melbourne, FL 32901	Electric Utilities	1st Lien	8.61%	S+500, 0.50% Floor	6/7/2030		1,962	1,806	1,616	0.0%	(4)(7)(8)
GridTek	1684 West Hibiscus Boulevard, Melbourne, FL 32901	Electric Utilities	1st Lien	8.65%	S+500, 1.50% Floor	6/9/2031			—	(721)	0.0%	(4)(7)(8)
Gruppo Florence	Via Alessandro Manzoni, 43, 20121 Milan, Italy	Textiles, Apparel & Luxury Goods	1st Lien	9.04%	E+700, 0.00% Floor	10/17/2030	€	74,500	77,507	74,917	0.0%	(2)(7)(8)(11)
GSI	225 Westmoor Drive, Westminster, CO 80021	Construction & Engineering	1st Lien	8.17%	S+450, 0.75% Floor	10/15/2031		83,702	82,933	82,888	0.0%	(4)(7)(8)
Hanger	10910 Domain Drive, Suite 300, Austin, TX 78758	Health Care Providers & Services	1st Lien	7.14%	S+350, 0.00% Floor	10/23/2031		27,697	27,600	27,830	0.0%	(4)
Hargreaves Lansdown	1 College Square South, Anchor Road, Bristol BS1 5HL, United Kingdom	Financial Services	1st Lien	8.73%	SONIA+500, 0.00% Floor	3/27/2032	£	134,986	171,797	180,842	0.0%	(2)(7)(11)(12)
Heat Makes Sense	300 Meserole Street, Unit 3, Brooklyn, NY 11206	Personal Care Products	1st Lien	9.14%	S+540, 0.75% Floor	7/1/2029		7,891	7,809	7,881	0.0%	(7)(8)
Heat Makes Sense	300 Meserole Street, Unit 3, Brooklyn, NY 11206	Personal Care Products	1st Lien	9.63%	S+590, 0.75% Floor	7/1/2029		34,125	33,757	34,125	0.0%	(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Heat Makes Sense	300 Meserole Street, Unit 3, Brooklyn, NY 11206	Personal Care Products	1st Lien	9.14%	S+540, 0.75% Floor	7/1/2028		186	175	184	0.0%	(4)(7)(8)
Heat Makes Sense	300 Meserole Street, Unit 3, Brooklyn, NY 11206	Personal Care Products	Common Equity/Partnership Interests	N/A	N/A	N/A		50 shares/units	33	—	0.0%	(7)(8)
Heubach	6, rue Eugene Ruppert, L-2453 Luxembourg, Luxembourg	Chemicals	1st Lien	11.00%	11.00%	1/3/2029		485	484	242	0.0%	(2)(7)(10)
Heubach	6, rue Eugene Ruppert, L-2453 Luxembourg, Luxembourg	Chemicals	1st Lien	10.75%	10.75%	1/3/2029		9,588	9,396	—	0.0%	(2)(7)(10)
HHAeXchange	130 West 42nd Street, 2nd Floor, New York, NY 10036	Software	1st Lien	8.89%	S+525, 0.75% Floor	6/16/2031		78,302	78,302	76,642	0.0%	(7)
Higginbotham	1300 Summit Avenue, Suite 750, Fort Worth, TX 76102	Insurance	Preferred Equity	N/A	N/A	N/A		50,000 shares/units	49	50	0.0%	(7)
Higginbotham	1300 Summit Avenue, Suite 750, Fort Worth, TX 76102	Insurance	1st Lien	8.14%	S+450, 1.00% Floor	6/11/2031		136,158	135,819	134,619	0.0%	(4)(7)
Hilb Group	6802 Paragon Place, Suite 200, Richmond, VA 23230	Insurance	1st Lien	8.39%	S+475, 0.75% Floor	10/31/2031		106,070	105,136	104,159	0.0%	(4)(7)(8)
Hispania	P.º de la Castellana, 20, Salamanca, 28046 Madrid, Spain	Real Estate Management & Development	1st Lien	7.30%	E+525, 2.00% Floor	12/31/2029	€	37,764	43,691	42,674	0.0%	(2)(7)(11)(12)
HKA	100 Victoria Embankment, London EC4Y 0DH, United Kingdom	Commercial Services & Supplies	1st Lien	8.89%	S+525, 0.50% Floor	8/9/2029		18,465	18,211	18,148	0.0%	(2)(7)(8)
HKA	100 Victoria Embankment, London EC4Y 0DH, United Kingdom	Commercial Services & Supplies	1st Lien	9.64%	S+600, 0.50% Floor	8/9/2029		918	895	884	0.0%	(2)(4)(7)(8)
Hobbs & Associates	156 Wooster Street, New York, NY 10012	Construction Materials	1st Lien	6.39%	S+275, 0.00% Floor	7/23/2031		19,719	19,708	19,715	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
HOV	90 Matawan Road, Matawan, NJ 07747	Household Durables	1st Lien	7.50%	S+450, 3.00% Floor	6/30/2028			(5,486)	(5,888)	0.0%	(4)(7)(8)
Howden Group	1 Creechurch Lane, London EC3A 5AF, United Kingdom	Insurance	1st Lien	8.39%	S+475, 0.50% Floor	2/15/2031		101,200	99,445	92,796	0.0%	(2)(4)(7)(12)
Howden Group	1 Creechurch Lane, London EC3A 5AF, United Kingdom	Insurance	1st Lien	6.39%	S+275, 0.50% Floor	2/15/2031		45,750	45,390	43,073	0.0%	(2)(12)
Howden Group	1 Creechurch Lane, London EC3A 5AF, United Kingdom	Insurance	1st Lien	6.39%	S+275, 0.50% Floor	4/18/2030		5,542	5,414	5,238	0.0%	(2)(12)
Iconix Brand Group	1450 Broadway, 3rd Floor, New York, NY 10018	Textiles, Apparel & Luxury Goods	1st Lien	8.88%	S+515, 1.00% Floor	8/22/2031		141,850	139,523	139,255	0.0%	(7)(8)
Iconix Brand Group	1450 Broadway, 3rd Floor, New York, NY 10018	Textiles, Apparel & Luxury Goods	1st Lien	8.88%	S+515, 1.00% Floor	8/22/2029		70,497	69,984	69,206	0.0%	(7)(8)
Ideal Tridon	8100 Tridon Drive, Smyrna, TN 37167	Machinery	1st Lien	8.64%	S+500, 0.75% Floor	6/30/2032		31,470	30,968	31,188	0.0%	(4)(7)
Industrial Service Solutions WC, Inc.	840 Gessner Road, Suite 950, Houston, TX 77024	Machinery	1st Lien	8.35%	S+450, 0.75% Floor	2/6/2033		63,963	63,203	63,258	0.0%	(4)(7)
Instem	Diamond Way, Stone ST15 0SD, United Kingdom	Software	1st Lien	9.74%	S+600, 1.00% Floor	12/7/2029		14,395	14,513	14,001	0.0%	(2)(4)(7)(8)
International Wire Group	12 Masonic Avenue, Camden, NY 13316	Electrical Equipment	1st Lien	8.76%	S+510, 1.00% Floor	6/28/2029		22,705	22,395	22,705	0.0%	(4)(7)(8)
Interpath	10 Fleet Place, London EC4M 7RB, United Kingdom	Financial Services	1st Lien	8.76%	SONIA+500, 0.00% Floor	4/8/2033	£	62,182	82,830	81,107	0.0%	(2)(4)(7)(11)(12)
Intralot Capital Luxembourg SA	31, rue de Hollerich, L-1741 Luxembourg, Luxembourg	Hotels, Restaurants & Leisure	1st Lien	9.26%	SONIA+550, 0.00% Floor	9/18/2031	£	86,000	113,338	111,999	0.0%	(2)(7)(11)(12)
Invited	5221 N O’Connor Boulevard, Unit 300, Irving, TX 75039	Hotels, Restaurants & Leisure	1st Lien	8.98%	S+525, 0.75% Floor	6/9/2032		47,884	47,340	47,340	0.0%	(4)(7)
Iris Software	470 London Road, Slough SL3 8QY, United Kingdom	Software	1st Lien	6.74%	SONIA+300 Cash plus 2.25% PIK, 0.00% Floor	4/29/2031	£	33,094	41,687	42,107	0.0%	(2)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Ironclad	1650 East Freeway, Baytown, TX 77521	Commercial Services & Supplies	1st Lien	9.73%	S+600, 1.00% Floor	3/31/2029		2,993	2,967	2,954	0.0%	(4)(7)(8)
ISC	1811 Aston Avenue, Suite 200, Carlsbad, CA 92008	Insurance	1st Lien	8.23%	S+450, 0.50% Floor	11/20/2032		225,251	224,013	222,197	0.0%	(4)(7)
ISIO	3 Noble Street, 9th Floor, London EC2V 7EE, United Kingdom	Financial Services	1st Lien	8.73%	SONIA+500, 0.00% Floor	10/27/2031	£	24,067	30,670	31,479	0.0%	(2)(4)(7)(8)(11)(12)
ISP	4 Queens Road, Wimbledon SW19 8YB, United Kingdom	Diversified Consumer Services	1st Lien	6.96%	E+450, 0.00% Floor	7/6/2031	€	96,611	102,743	107,627	0.0%	(2)(4)(7)(11)(12)
Jagex	220 Cambridge Science Park Milton Rd, Cambridge CB4 0WA, United Kingdom	Entertainment	1st Lien	9.14%	S+550, 0.00% Floor	4/25/2031		58,067	56,960	57,499	0.0%	(2)(7)(8)(12)
Jagex	220 Cambridge Science Park Milton Rd, Cambridge CB4 0WA, United Kingdom	Entertainment	1st Lien	9.14%	SONIA+550, 0.00% Floor	4/25/2031	£		51	(238)	0.0%	(2)(4)(7)(8)(11)(12)
Jensen Hughes	2875 Loker Avenue East, Carlsbad, CA 92010	Professional Services	1st Lien	8.48%	S+475, 0.75% Floor	9/1/2031		82,303	81,139	81,014	0.0%	(4)(7)
Jensen Hughes	2875 Loker Avenue East, Carlsbad, CA 92010	Professional Services	1st Lien	8.65%	S+425, 0.75% Floor	9/1/2031			(5)	(61)	0.0%	(4)(7)
Jeppesen	55 Inverness Drive East, Englewood, CO, 80112	Software	1st Lien	8.41%	S+475, 0.50% Floor	11/1/2032		193,563	192,149	191,365	0.0%	(4)(7)
JOA	34 Quai Charles de Gaulle, 69006 Lyon, France	Hotels, Restaurants & Leisure	1st Lien	8.44%	E+600, 0.00% Floor	4/19/2031	€	126,725	133,031	143,985	0.0%	(2)(7)(8)(11)(12)
JPW	427 New Sanford Road, La Vergne, TN 37086	Machinery	1st Lien	9.51%	S+588, 2.00% Floor	11/22/2028		92,221	90,978	91,262	0.0%	(7)(8)
Kaman	1332 Blue Hills Avenue, Bloomfield, CT 06002	Aerospace & Defense	1st Lien	5.67%	S+200, 0.50% Floor	2/26/2032		24,845	24,813	24,833	0.0%	(2)(4)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Karo	Klara Norra Kyrkogata 33, 111 22 Stockholm, Sweden	Pharmaceuticals	1st Lien	9.31%	E+475, 0.00% Floor	8/26/2032	€	105,890	123,459	120,339	0.0%	(2)(4)(7)(8)(11)(12)
Karo	Klara Norra Kyrkogata 33, 111 22 Stockholm, Sweden	Pharmaceuticals	1st Lien	9.31%	N+475, 0.00% Floor	8/26/2032	Nkr	614,359	60,387	61,793	0.0%	(2)(7)(8)(11)(12)
Karo	Klara Norra Kyrkogata 33, 111 22 Stockholm, Sweden	Pharmaceuticals	1st Lien	8.48%	SONIA+475, 0.00% Floor	8/26/2032	£	43,708	58,649	57,721	0.0%	(2)(7)(8)(11)(12)
Kaseya	701 Brickell Avenue, Suite 400, Miami, FL 33131	Software	1st Lien	6.91%	S+325, 0.00% Floor	3/20/2030			(9)	(421)	0.0%	(4)
KDC	8115 Preston Road, Suite 700, Dallas, TX 75225	Personal Care Products	1st Lien	7.14%	S+350, 0.00% Floor	8/15/2028		44,592	44,140	44,626	0.0%
KeHE Distributors	245 East Diehl Road, Suite 200, Naperville, IL 60563	Consumer Staples Distribution & Retail	1st Lien	9.00%	9.00%	2/15/2029		8,407	8,471	8,811	0.0%
Keystone	450 Lexington Avenue, New York, NY 10017	Insurance	1st Lien	7.99%	S+425, 0.75% Floor	8/29/2032		99,770	98,830	98,102	0.0%	(4)(7)
Keystone	450 Lexington Avenue, New York, NY 10017	Insurance	1st Lien	8.24%	S+450, 0.75% Floor	8/29/2032			(81)	(296)	0.0%	(4)(7)
Kroll	55 East 52nd Street, 31st Floor, New York, NY 10055	Professional Services	1st Lien	9.45%	S+300 Cash plus 2.75% PIK, 0.75% Floor	9/13/2032		106,472	105,472	104,907	0.0%	(7)
Kroll	55 East 52nd Street, 31st Floor, New York, NY 10055	Professional Services	1st Lien	8.89%	S+525, 0.75% Floor	9/13/2032		3,599	3,505	3,455	0.0%	(4)(7)
L.A. Specialty Produce Co., LLC	13527 Orden Drive, Santa Fe Springs, CA 90670	Consumer Staples Distribution & Retail	1st Lien	8.19%	S+450, 0.75% Floor	4/1/2033		43,028	42,456	42,439	0.0%	(4)(7)
Leaf Home	1696 Georgetown Road, Hudson, OH 44236	Building Products	1st Lien	8.89%	S+525, 0.75% Floor	9/4/2031		253,291	249,711	248,705	0.0%	(4)(7)
Legacy Service Partners	2701 North Rocky Point Drive, Suite 655, Tampa, FL 33607	Diversified Consumer Services	1st Lien	8.23%	S+450, 0.75% Floor	11/10/2031		99,335	99,333	99,335	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Legacy.com	230 West Monroe Street, Suite 400, Chicago, IL 60606	Diversified Consumer Services	1st Lien	8.48%	S+475, 1.00% Floor	6/7/2030		25,177	24,870	24,930	0.0%	(4)(7)
Legends	61 Broadway Street, Suite 2400, New York, NY 10006	Diversified Consumer Services	1st Lien	9.17%	S+275 Cash plus 2.75% PIK, 0.75% Floor	8/22/2031		101,203	99,681	100,064	0.0%	(7)(8)(12)
Legends	61 Broadway Street, Suite 2400, New York, NY 10006	Diversified Consumer Services	1st Lien	8.64%	S+500, 0.75% Floor	8/22/2030		3,170	3,006	3,040	0.0%	(4)(7)(8)(12)
Legends	61 Broadway Street, Suite 2400, New York, NY 10006	Diversified Consumer Services	1st Lien	8.66%	S+500, 0.75% Floor	8/22/2031		5,714	5,634	5,650	0.0%	(7)(8)(12)
LEVEL 3 FINANCING INC	931 14th Street, Denver, CO, 80202	Diversified Telecommunication Services	1st Lien	6.39%	S+275, 0.00% Floor	3/29/2032		73,500	72,606	73,638	0.0%	(2)
Lightning Power	1700 Broadway, 35th Floor, New York, NY 10019	Electric Utilities	1st Lien	5.64%	S+200, 0.00% Floor	8/18/2031		11,299	11,258	11,324	0.0%
Lime	85 2nd Street, San Francisco, CA 94105	Leisure Products	1st Lien	10.00%	10.00%	9/30/2026		75,000	74,858	75,000	0.0%	(7)(8)
Lindstrom, LLC	2950 100th Court Northeast, Blaine, MN 55449	Trading Companies & Distributors	1st Lien	9.24%	S+550, 0.75% Floor	12/30/2032		39,900	39,173	39,321	0.0%	(4)(7)
Lockton Inc	444 West 47th Street, Suite 900, Kansas City, MO 64112	Insurance	1st Lien	5.66%	S+200, 0.00% Floor	5/9/2033		4,000	3,980	3,995	0.0%
Mace Consult	110 Cannon Street, 10th Floor, London EC4N 6EU, United Kingdom	Professional Services	1st Lien	8.73%	SONIA+500, 0.00% Floor	3/7/2033	£	71,568	93,027	93,137	0.0%	(2)(4)(7)(11)(12)
Mace Consult	110 Cannon Street, 10th Floor, London EC4N 6EU, United Kingdom	Professional Services	1st Lien	8.62%	S+500, 0.00% Floor	3/7/2033		68,873	67,899	67,929	0.0%	(2)(7)(12)
Madison Air	444 West Lake, Suite 4400, Chicago, IL 60606	Building Products	1st Lien	5.47%	S+175, 0.00% Floor	5/6/2032		22,114	21,911	22,088	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Madison Safety	251 Little Falls Drive, Wilmington, DE 19808	Electronic Equipment, Instruments & Components	1st Lien	8.25%	P+150, 0.00% Floor	9/26/2031		15,002	14,932	15,041	0.0%
Mari	8383 Wilshire Boulevard, Suite 400, Beverly Hills, CA 90211	Media	1st Lien	7.73%	S+400, 1.00% Floor	10/1/2032		359,253	354,448	355,521	0.0%	(4)(7)
Mari	8383 Wilshire Boulevard, Suite 400, Beverly Hills, CA 90211	Media	1st Lien	8.73%	S+500, 1.00% Floor	10/1/2032		64,820	64,384	64,334	0.0%	(7)
Mariani	300 Rockland Road, Lake Bluff, IL 60044	Diversified Consumer Services	1st Lien	9.36%	S+550, 1.00% Floor	3/27/2030		32,041	31,657	31,543	0.0%	(4)(7)(8)
Material+	440 Park Avenue South, 16th Floor, New York, NY 10016	Media	1st Lien	9.83%	9.83%	8/19/2027		8,790	8,317	2,618	0.0%	(4)(7)(10)
Mavis Tire Express Services	358 Saw Mill River Road, Millwood, NY 10546	Automobile Components	1st Lien	6.67%	S+300, 0.75% Floor	5/4/2028		45,534	45,448	45,520	0.0%
Mavis Tire Express Services	358 Saw Mill River Road, Millwood, NY 10546	Automobile Components	1st Lien	6.92%	S+325, 0.00% Floor	5/6/2033		12,000	11,940	12,000	0.0%
MCA	135 North Church Street, Suite 310, Spartanburg, SC 29306	Communications Equipment	1st Lien	8.50%	S+475, 1.00% Floor	10/16/2029		11,017	10,833	10,518	0.0%	(4)(7)(8)
Medallia	575 Market Street, Suite 1850, San Francisco, CA 94105	Software	1st Lien	6.75%	6.75%	10/29/2028		41,048	39,654	16,727	0.0%	(7)(8)(10)
Meritus Gas Partners	666 Fifth Avenue, New York, NY, 10103	Trading Companies & Distributors	1st Lien	8.99%	S+525, 1.00% Floor	3/1/2030		39,066	38,552	38,481	0.0%	(4)(7)(8)
M-Files	Peltokatu 34 C, 33100 Tampere, Finland	Software	1st Lien	7.21%	E+500, 0.75% Floor	11/27/2031	€	23,069	24,091	24,917	0.0%	(2)(7)(11)
M-Files	Peltokatu 34 C, 33100 Tampere, Finland	Software	1st Lien	7.21%	E+500, 0.75% Floor	11/27/2030	€	429	396	253	0.0%	(2)(4)(7)(11)
M-Files	Peltokatu 34 C, 33100 Tampere, Finland	Software	1st Lien	8.62%	S+500, 0.75% Floor	11/27/2031		15,859	15,663	14,922	0.0%	(2)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Milacron	4165 Half Acre Road, Batavia, OH 45103	Machinery	1st Lien	8.48%	S+475, 0.00% Floor	3/31/2032		26,758	26,339	26,295	0.0%	(4)(7)
Mitel Networks	4000 Innovation Drive, Kanata, Ontario K2K 3K1, Canada	Communications Equipment	1st Lien	11.61%	S+200 Cash plus 6.00% PIK, 1.00% Floor	6/20/2030		6,916	6,104	3,110	0.0%	(2)
Mitel Networks	4000 Innovation Drive, Kanata, Ontario K2K 3K1, Canada	Communications Equipment	Common Equity/Partnership Interests	N/A	N/A	N/A		733,019 shares/units	3,465	202	4.5%
MITER Brands Acquisition Holdco Inc	2550 Interstate Drive, Suite 400, Harrisburg, PA 17110	Construction Materials	1st Lien	6.39%	S+275, 0.00% Floor	3/28/2031		13,113	12,877	12,970	0.0%
mPulse	21255 Burbank Boulevard, Los Angeles, CA 91367	Software	1st Lien	8.48%	S+475, 0.75% Floor	8/26/2032		32,146	31,799	30,296	0.0%	(4)(7)
MRO Holdings	6025 Flightline Drive, Building 815, Jacksonville, FL 32221	Aerospace & Defense	1st Lien	8.17%	S+450, 0.50% Floor	5/5/2032		30,000	29,284	30,000	0.0%	(4)(7)(8)
MRO Holdings	6025 Flightline Drive, Building 815, Jacksonville, FL 32221	Aerospace & Defense	1st Lien	8.20%	S+450, 0.50% Floor	10/4/2032		354,972	353,719	354,264	0.0%	(4)(7)(8)
MRO Parent	1000 Madison Avenue, Suite 100, Norristown, PA 19403	Health Care Technology	1st Lien	8.14%	S+450, 0.75% Floor	6/9/2032		25,364	24,960	25,364	0.0%	(4)(7)
MyDentist	5 Marble Arch, London W1H 7EJ, United Kingdom	Health Care Providers & Services	1st Lien	9.01%	SONIA+525, 0.00% Floor	10/14/2032	£	94,385	123,933	123,174	0.0%	(2)(4)(7)(11)(12)
MYOB	Suite 1, Level 11, 66 Goulburn Street, Sydney NSW 2000, Australia	Software	1st Lien	9.45%	BBSW+250 Cash plus 2.88% PIK, 0.75% Floor	6/6/2030	A$	158,303	101,777	105,195	0.0%	(2)(7)(8)(11)(12)
NARS	3950 Fossil Creek Boulevard, Suite 106, Fort Worth, TX 76137	Transportation Infrastructure	1st Lien	8.48%	S+475, 1.00% Floor	8/29/2031		10,205	10,100	9,779	0.0%	(4)(7)(8)
NARS	3950 Fossil Creek Boulevard, Suite 106, Fort Worth, TX 76137	Transportation Infrastructure	1st Lien	7.04%	C+475, 1.00% Floor	8/29/2031	C$	41,879	30,194	28,306	0.0%	(4)(7)(8)(11)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
NEFCO	411 Burnham Street, East Hartford, CT 06108	Machinery	1st Lien	11.25%	S+450, 0.75% Floor	1/13/2033		72,424	72,040	71,448	0.0%	(4)(7)
NEFCO	411 Burnham Street, East Hartford, CT 06108	Machinery	1st Lien	10.25%	P+350, 0.75% Floor	1/13/2033		5,690	5,642	5,576	0.0%	(4)(7)
New Relic	188 Spear Street, Suite 1000, San Francisco, CA 94105	Software	1st Lien	10.41%	S+675, 1.00% Floor	11/8/2030		66,900	65,601	65,040	0.0%	(4)(7)(8)
Nexity	19 Rue De Vienne, Tsa 50029, 75801 Paris, France	Financial Services	1st Lien	7.40%	E+525, 0.00% Floor	4/2/2031	€	65,983	70,165	75,015	0.0%	(2)(7)(8)(11)(12)
Nottingham Forest Football Club	The City Ground, Pavilion Road, Nottingham NG2 5FJ, United Kingdom	Hotels, Restaurants & Leisure	1st Lien	8.75%	8.75%	12/27/2027	£	23,438	29,338	30,868	0.0%	(2)(7)(11)(12)
Novaria	809 West Vickery Boulevard, Fort Worth, TX 76104	Machinery	1st Lien	8.17%	S+450, 0.50% Floor	1/13/2033		72,333	71,847	72,321	0.0%	(4)(7)
Novotech	Level 19, 66 Goulburn Street, Sydney NSW 2000, Australia	Health Care Technology	1st Lien	8.69%	S+500, 0.50% Floor	6/27/2031		44,714	44,232	43,534	0.0%	(2)(4)(7)(8)
Nutpods	15900 Southeast Eastgate Way, Building B, Suite 125, Bellevue, WA 98008	Food Products	1st Lien	8.98%	S+525, 0.00% Floor	12/26/2029		438	423	411	0.0%	(4)(7)(8)
Nutpods	15900 Southeast Eastgate Way, Building B, Suite 125, Bellevue, WA 98008	Food Products	1st Lien	8.98%	S+525, 1.00% Floor	12/26/2029		3,656	3,609	3,580	0.0%	(7)(8)
Nutpods	15900 Southeast Eastgate Way, Building B, Suite 125, Bellevue, WA 98008	Food Products	Common Equity/Partnership Interests	N/A	N/A	N/A		125 shares/units	125	86	0.1%	(7)(8)
Ocorian	26 New Street, St. Helier, Jersey, JE2 3TE	Financial Services	1st Lien	8.55%	E+625 Cash plus 2.75% PIK, 0.00% Floor	12/5/2031	€	16,679	17,510	18,836	0.0%	(2)(7)(8)(11)(12)
Ocorian	26 New Street, St. Helier, Jersey, JE2 3TE	Financial Services	1st Lien	9.92%	SONIA+625 Cash plus 2.75% PIK, 0.00% Floor	12/5/2031	£	18,666	23,569	24,502	0.0%	(2)(7)(8)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Ocorian	26 New Street, St. Helier, Jersey, JE2 3TE	Financial Services	1st Lien	9.92%	S+625 Cash plus 2.75% PIK, 1.00% Floor	12/5/2031		50,443	49,492	49,787	0.0%	(2)(7)(8)(12)
Ocorian	26 New Street, St. Helier, Jersey, JE2 3TE	Financial Services	1st Lien	9.90%	SONIA+625, 0.00% Floor	12/5/2031	£		50	(51)	0.0%	(2)(4)(7)(8)(11)(12)
Olympus Terminals	2365 East Sepulveda Boulevard, Long Beach, CA 90810	Ground Transportation	1st Lien	8.98%	S+525, 0.75% Floor	12/17/2030		36,696	35,872	35,912	0.0%	(4)(7)
Omega Healthcare	2424 North Federal Highway, Suite 205, Boca Raton, FL 33431	Health Care Providers & Services	1st Lien	8.21%	S+450, 1.00% Floor	4/1/2030			(97)	(1,046)	0.0%	(4)(7)(8)
Omega Healthcare	2424 North Federal Highway, Suite 205, Boca Raton, FL 33431	Health Care Providers & Services	1st Lien	8.08%	S+425, 1.00% Floor	4/1/2030		247,884	247,335	241,117	0.0%	(7)(8)
One Call Medical	841 Prudential Drive, Suite 204, Jacksonville, FL 32207	Health Care Providers & Services	1st Lien	8.48%	S+475, 0.50% Floor	9/10/2030			(251)	(211)	0.0%	(4)(7)
One Call Medical	841 Prudential Drive, Suite 204, Jacksonville, FL 32207	Health Care Providers & Services	1st Lien	9.48%	S+575, 0.50% Floor	9/10/2030		308,593	304,494	305,260	0.0%	(7)
OpenBet	350 North Orleans Street, Chicago, IL 60654	Hotels, Restaurants & Leisure	1st Lien	9.73%	S+600, 1.50% Floor	9/24/2029		66,719	66,098	66,098	0.0%	(7)
Opseo	Isarstraße 4, 65451 Kelsterbach, Germany	Health Care Providers & Services	1st Lien	4.90%	E+490, 0.00% Floor	10/21/2032	€		(91)	(90)	0.0%	(2)(4)(7)(8)(11)(12)
Opseo	Isarstraße 4, 65451 Kelsterbach, Germany	Health Care Providers & Services	1st Lien	7.19%	E+490, 0.00% Floor	1/21/2033	€	248,408	285,851	279,120	0.0%	(2)(4)(7)(8)(11)(12)
ORS Nasco	907 South Detroit Avenue, Suite 400, Tulsa, OK 74120	Trading Companies & Distributors	1st Lien	8.48%	S+475, 0.75% Floor	8/7/2031		114,932	113,454	114,125	0.0%	(4)(7)(8)
ORS Nasco	907 South Detroit Avenue, Suite 400, Tulsa, OK 74120	Trading Companies & Distributors	Common Equity/Partnership Interests	N/A	N/A	N/A		90,443 shares/units	90	199	0.0%	(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Paessler	Thurn-und-Taxis-Str. 14, 90411 Nuremberg, Germany	Software	1st Lien	9.66%	S+600, 1.00% Floor	5/3/2030			(23)	(135)	0.0%	(2)(4)(7)
Paessler	Thurn-und-Taxis-Str. 14, 90411 Nuremberg, Germany	Software	1st Lien	8.91%	S+525, 1.00% Floor	5/3/2031		46,945	46,588	46,053	0.0%	(2)(7)
PAI	20 Waterview Boulevard, 3rd Floor, Parsippany, NJ 07054	Pharmaceuticals	Common Equity/Partnership Interests	N/A	N/A	N/A		100 shares/units	100	66	0.0%	(7)(8)(13)
PAI	20 Waterview Boulevard, 3rd Floor, Parsippany, NJ 07054	Pharmaceuticals	1st Lien	8.23%	S+450, 0.75% Floor	2/13/2032			(64)	(185)	0.0%	(4)(7)(8)(13)
PAI	20 Waterview Boulevard, 3rd Floor, Parsippany, NJ 07054	Pharmaceuticals	1st Lien	8.48%	S+475, 0.75% Floor	2/13/2032		29,478	29,057	28,443	0.0%	(7)(8)(13)
Parexel	2520 Meridian Parkway, Durham, NC 27713	Life Sciences Tools & Services	1st Lien	6.14%	S+250, 0.50% Floor	12/12/2031		58,027	57,890	58,106	0.0%
PARS	11411 Northeast 124th Street, Unit 170, Kirkland, WA 98034	Hotels, Restaurants & Leisure	1st Lien	10.47%	S+685, 1.50% Floor	4/3/2028		8,553	8,504	7,006	0.0%	(7)(8)
Pathfinder Power LLC	251 Little Falls Drive, Wilmington, DE 19808	Electric Utilities	1st Lien	2.00%	S+200, 0.00% Floor	6/22/2033		50,000	49,875	49,953	0.0%
Patriot Growth Insurance Services	501 Office Center Drive, Suite 215, Fort Washington, PA 19034	Insurance	1st Lien	8.88%	S+515, 0.75% Floor	10/16/2028		31,327	31,327	30,678	0.0%	(7)
Patriot Growth Insurance Services	501 Office Center Drive, Suite 215, Fort Washington, PA 19034	Insurance	1st Lien	8.73%	S+500, 0.75% Floor	10/16/2028		5,923	5,891	5,753	0.0%	(4)(7)
Patriot Pickle	20 Edison Drive, Wayne, NJ 07470	Food Products	1st Lien	8.98%	S+525, 1.00% Floor	12/24/2029		7,337	7,228	7,212	0.0%	(4)(7)(8)
Patterson Companies	1031 Mendota Heights Road, St. Paul, MN 55120	Health Care Providers & Services	1st Lien	8.23%	S+450, 0.00% Floor	4/16/2032		12,707	11,082	10,944	0.0%
Paymentsense	2 Canalside Walk, London W2 1DG, United Kingdom	Financial Services	1st Lien	12.50%	SONIA+625 Cash plus 6.25% PIK, 1.00% Floor	11/21/2029	£	54,952	66,328	70,172	0.0%	(2)(7)(8)(11)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
PDC Brands	750 East Main Street, Stamford, CT 06902	Personal Care Products	1st Lien	8.73%	S+500, 1.00% Floor	6/27/2029			(62)	(66)	0.0%	(4)(7)(8)
PDC Brands	750 East Main Street, Stamford, CT 06902	Personal Care Products	1st Lien	8.73%	S+500, 1.00% Floor	6/27/2030		158,947	157,798	157,930	0.0%	(7)(8)
Peloton	441 Ninth Avenue, 6th Floor, New York, NY 10001	Leisure Products	1st Lien	9.14%	S+550, 0.00% Floor	5/30/2029		81,165	80,717	81,571	0.0%	(2)
PetSmart	19601 North 27th Avenue, Phoenix, AZ 85027	Specialty Retail	1st Lien	7.65%	S+400, 0.00% Floor	8/18/2032		18,699	18,588	18,703	0.0%
PIB	1 Minster Court, Mincing Lane, London EC3R 7AA, United Kingdom	Financial Services	1st Lien	7.65%	E+350 Cash plus 2.00% PIK, 0.00% Floor	5/7/2031	€	33,726	35,964	36,581	0.0%	(2)(7)(8)(11)(12)
PIB	1 Minster Court, Mincing Lane, London EC3R 7AA, United Kingdom	Financial Services	1st Lien	9.40%	SONIA+350 Cash plus 2.00% PIK, 0.00% Floor	5/7/2031	£	86,607	107,830	109,043	0.0%	(2)(4)(7)(8)(11)(12)
PIB	1 Minster Court, Mincing Lane, London EC3R 7AA, United Kingdom	Financial Services	1st Lien	9.23%	SONIA+550, 0.00% Floor	5/7/2031	£		(50)	(554)	0.0%	(2)(4)(7)(8)(11)(12)
PIB	1 Minster Court, Mincing Lane, London EC3R 7AA, United Kingdom	Financial Services	1st Lien	7.65%	E+550, 0.00% Floor	5/7/2031	€	35,177	40,457	38,151	0.0%	(2)(7)(8)(11)(12)
PMA	2135 City Gate Lane, 7th Floor, Naperville, IL 60563	Financial Services	1st Lien	8.48%	S+475, 0.75% Floor	1/31/2031		13,978	13,855	13,766	0.0%	(4)(7)(8)
Polywood	1000 Polywood Way, Syracuse, IN 46567	Household Durables	1st Lien	8.52%	S+488, 1.00% Floor	3/20/2030		152,878	150,442	152,051	0.0%	(4)(7)(8)
Practice Plus Group	1330 Arlington Business Park, Ground Floor, Reading RG7 4SA, United Kingdom	Health Care Providers & Services	1st Lien	10.22%	SONIA+625, 0.50% Floor	11/19/2029	£	11,111	13,285	14,480	0.0%	(2)(7)(8)(11)(12)
PRESTIGE BRANDS INC	660 White Plains Road, Tarrytown, NY 10591	Household Products	1st Lien	5.62%	S+200, 0.00% Floor	6/13/2033		6,401	6,383	6,415	0.0%	(2)(4)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Primeflight	3 Sugar Creek Center Boulevard, Suite 450, Sugar Land, TX 77478	Air Freight & Logistics	1st Lien	8.91%	S+525, 0.00% Floor	5/1/2029		9,900	9,814	9,900	0.0%	(7)
Primeflight	3 Sugar Creek Center Boulevard, Suite 450, Sugar Land, TX 77478	Air Freight & Logistics	1st Lien	8.41%	S+475, 1.00% Floor	5/1/2029		34,813	34,479	34,433	0.0%	(7)
Primesource	1321 Greenway Drive, Irving, TX 75038	Building Products	1st Lien	8.19%	S+450, 0.75% Floor	3/15/2031		44,945	44,574	44,943	0.0%
Pritchard Industries	150 E 42nd Street, 7th Floor, New York, NY 10017	Real Estate Management & Development	1st Lien	9.85%	S+590, 0.75% Floor	10/13/2027		6,223	6,224	5,663	0.0%	(7)
PROAMPAC PG BORROWER LLC	12025 Tricon Road, Cincinnati, OH 45246	Containers & Packaging	1st Lien	7.67%	S+400, 0.00% Floor	3/7/2033		20,000	19,710	19,700	0.0%
Profile Products	750 West Lake Cook Road, Suite 440, Buffalo Grove, IL 60089	Commercial Services & Supplies	1st Lien	9.28%	S+560, 0.75% Floor	11/12/2027		4,788	4,788	4,788	0.0%	(7)
ProMach	50 East Rivercenter Boulevard, Suite 1800, Covington, KY 41011	Machinery	1st Lien	6.14%	S+250, 0.00% Floor	10/15/2032		33,479	33,402	33,544	0.0%
Protein for Pets	601 13th Street, Monett, MO 65708	Consumer Staples Distribution & Retail	1st Lien	8.89%	S+525, 1.00% Floor	9/20/2030		44,377	43,681	43,643	0.0%	(4)(7)(8)
Public Partnerships	40 Broad Street, 4th Floor, Boston, MA 02109	Commercial Services & Supplies	Common Equity/Partnership Interests	N/A	N/A	N/A		50,000 shares/units	—	27	0.0%	(7)(8)
Public Partnerships	40 Broad Street, 4th Floor, Boston, MA 02109	Commercial Services & Supplies	Preferred Equity	N/A	N/A	N/A		50,000 shares/units	50	50	0.0%	(7)(8)
PureStar	1 West Mayflower Avenue, Las Vegas, NV 89030	Commercial Services & Supplies	1st Lien	7.98%	S+425, 0.50% Floor	6/15/2030		247,438	245,866	251,139	0.0%	(8)
Pye-Barker	2500 Northwinds Parkway, Suite 200, Alpharetta, GA 30009	Commercial Services & Supplies	1st Lien	6.23%	S+250, 0.00% Floor	12/16/2032		13,356	13,296	13,391	0.0%	(4)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
QA Group	1 St. Katharine’s Way, London E1W 1UN, United Kingdom	Diversified Consumer Services	1st Lien	9.78%	SONIA+600, 0.00% Floor	10/5/2029	£	31,000	36,963	40,766	0.0%	(2)(7)(8)(11)
Qualtrics	50 East Rivercenter Boulevard, Suite 1800, Covington, KY 41011	Software	1st Lien	5.98%	S+225, 0.00% Floor	6/28/2030		783	781	657	0.0%
Qualtrics	50 East Rivercenter Boulevard, Suite 1800, Covington, KY 41011	Software	1st Lien	7.23%	S+350, 0.00% Floor	5/18/2033		36,073	34,765	29,984	0.0%	(7)
Qualus	100 Colonia Center Parkway, Suite 400, Lake Mary, FL 32746	Professional Services	1st Lien	8.41%	S+475, 0.75% Floor	5/2/2033		130,900	129,238	129,217	0.0%	(4)(7)
Quikrete	5 Concourse Parkway, Suite 1900, Atlanta, GA 30328	Building Products	1st Lien	5.89%	S+225, 0.00% Floor	2/10/2032		97,672	97,503	97,712	0.0%
Quikrete	5 Concourse Parkway, Suite 1900, Atlanta, GA 30328	Building Products	1st Lien	5.89%	S+225, 0.00% Floor	4/14/2031		4,950	4,950	4,952	0.0%
Quorum	40 Broad Street, 4th Floor, Boston, MA 02109	Software	1st Lien	8.48%	S+475, 0.75% Floor	6/3/2032		1,300	1,293	616	0.0%	(4)(7)(8)
Quorum	40 Broad Street, 4th Floor, Boston, MA 02109	Software	1st Lien	8.23%	S+450, 0.75% Floor	6/3/2032		157,529	156,795	151,964	0.0%	(4)(7)(8)
QXO Building Products, Inc.	5 American Lane, Greenwich, CT 06831	Building Products	1st Lien	5.65%	S+200, 0.00% Floor	7/1/2033		40,000	39,900	39,961	0.0%	(2)
R.R. Donnelley	1 West Mayflower Avenue, Las Vegas, NV 89030	Commercial Services & Supplies	1st Lien	8.39%	S+475, 0.75% Floor	8/8/2029		167,969	164,612	165,802	0.0%	(7)(8)
Radiology Partners	2500 Northwinds Parkway, Suite 200, Alpharetta, GA 30009	Health Care Providers & Services	1st Lien	8.23%	S+450, 0.00% Floor	6/30/2032		26,798	26,595	26,825	0.0%
Rarebreed	27 Pearl Street, Portland, ME 04101	Health Care Providers & Services	1st Lien	11.00%	P+425, 1.00% Floor	4/18/2030			(74)	(96)	0.0%	(4)(7)(8)
Rarebreed	27 Pearl Street, Portland, ME 04101	Health Care Providers & Services	1st Lien	8.89%	S+525, 1.00% Floor	4/18/2030		50,614	50,120	49,779	0.0%	(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Redwood	3201 Dallas Parkway, Suite 810, Frisco, TX 75034	Software	1st Lien	8.73%	S+500, 0.50% Floor	12/17/2031			(326)	(2,155)	0.0%	(4)(7)
Redwood	3201 Dallas Parkway, Suite 810, Frisco, TX 75034	Software	1st Lien	8.23%	S+450, 0.50% Floor	12/17/2031		165,060	163,694	159,347	0.0%	(7)
Reliable Doors	2395 South Washington Avenue, Suite 5, Titusville, FL 32780	Diversified Consumer Services	1st Lien	9.14%	S+550, 1.00% Floor	10/4/2028		8,615	8,524	8,562	0.0%	(4)(7)(8)
Reliable Doors	2395 South Washington Avenue, Suite 5, Titusville, FL 32780	Diversified Consumer Services	1st Lien	9.89%	S+625, 1.00% Floor	10/4/2028			(5)	(3)	0.0%	(4)(7)(8)
Resonetics	26 Whipple Street, Nashua, NH 03060	Health Care Equipment & Supplies	1st Lien	6.42%	S+275, 0.75% Floor	6/18/2031		9,826	9,826	9,826	0.0%
Resource Innovations	719 Main Street, Suite A, Half Moon Bay, CA 94019	Commercial Services & Supplies	1st Lien	8.48%	S+475, 1.00% Floor	3/29/2030		23,475	23,097	23,228	0.0%	(4)(7)(8)
Resource Innovations	719 Main Street, Suite A, Half Moon Bay, CA 94019	Commercial Services & Supplies	1st Lien	10.50%	P+375, 1.00% Floor	3/29/2030		1,300	1,268	1,280	0.0%	(4)(7)(8)
Restoration Hardware	15 Koch Road, Corte Madera, CA 94925	Household Durables	1st Lien	6.26%	S+261, 0.50% Floor	10/20/2028		27,886	27,352	27,177	0.0%	(2)
Restoration Hardware	15 Koch Road, Corte Madera, CA 94925	Household Durables	1st Lien	6.99%	S+335, 0.50% Floor	10/20/2028		3,403	3,330	3,359	0.0%	(2)
Reworld Holding Corporation	100 Park Avenue, Florham Park, NJ 07932	Commercial Services & Supplies	1st Lien	5.90%	S+225, 0.50% Floor	1/15/2031		9,950	9,931	9,958	0.0%
RF Fager	2058 State Road, Camp Hill, PA 17011	Building Products	1st Lien	8.67%	S+500, 1.00% Floor	3/4/2030		3,800	3,741	3,731	0.0%	(4)(7)(8)
Rialto	200 South Biscayne Boulevard, Suite 3550, Miami, FL 33131	Capital Markets	1st Lien	8.64%	S+500, 0.75% Floor	12/5/2030		76,759	76,175	76,229	0.0%	(4)(7)
Ring Container Technologies	1 Industrial Park Road, Oakland, TN 38060	Containers & Packaging	1st Lien	6.14%	S+250, 0.50% Floor	9/15/2032		12,903	12,885	12,934	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Rise Baking	828 Kasota Ave Southeast, Minneapolis, MN 55414	Consumer Staples Distribution & Retail	1st Lien	8.73%	S+500, 0.00% Floor	11/4/2031		157,600	155,710	157,600	0.0%	(7)(8)
Rise Baking	828 Kasota Ave Southeast, Minneapolis, MN 55414	Consumer Staples Distribution & Retail	1st Lien	8.63%	8.63%	11/1/2031		9,500	9,522	9,618	0.0%	(2)(8)
RMC	155 Paragon Drive, Rochester, NY 14624	Chemicals	1st Lien	9.40%	S+575, 1.00% Floor	8/1/2029		30,614	30,189	30,058	0.0%	(4)(7)(8)
RoC Skincare	261 Madison Avenue, 16th Floor, New York, NY 10016	Personal Care Products	1st Lien	9.20%	S+550, 1.00% Floor	2/21/2030			(54)	(37)	0.0%	(4)(7)(8)
RoC Skincare	261 Madison Avenue, 16th Floor, New York, NY 10016	Personal Care Products	1st Lien	8.95%	S+525, 1.00% Floor	2/21/2031		33,284	32,862	33,001	0.0%	(7)(8)
Rochester Midland Corporation	155 Paragon Drive, Rochester, NY 14624	Chemicals	Common Equity/Partnership Interests	N/A	N/A	N/A		100 shares/units	100	136	0.1%	(7)
Rocket Youth	2916 North Miami Avenue, Miami, FL 33127	Diversified Consumer Services	1st Lien	8.73%	S+500, 1.00% Floor	6/20/2031			(6)	(24)	0.0%	(4)(7)
Rocket Youth	2916 North Miami Avenue, Miami, FL 33127	Diversified Consumer Services	1st Lien	8.48%	S+475, 1.00% Floor	6/20/2031		11,902	11,834	11,597	0.0%	(4)(7)
Russell	401 Union Street, 18th Floor, Seattle, WA 98101	Capital Markets	1st Lien	9.45%	S+500 Cash plus 0.75% PIK, 2.00% Floor	12/29/2032		121,941	120,206	120,953	0.0%	(7)
Russell	401 Union Street, 18th Floor, Seattle, WA 98101	Capital Markets	1st Lien	8.73%	S+500, 2.00% Floor	12/29/2032			(148)	(80)	0.0%	(4)(7)
S&S	220 Remington Boulevard, Bolingbrook, IL 60440	Specialty Retail	1st Lien	8.65%	S+500, 0.50% Floor	10/1/2031		57,872	56,884	55,152	0.0%
Sabre Industries	8653 East Highway 67, Alvarado, TX 76009	Metals & Mining	1st Lien	6.40%	S+275, 0.50% Floor	8/23/2032		134,520	131,787	134,857	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Safe-Guard	2 Concourse Parkway, Suite 500, Atlanta, GA 30328	Insurance	1st Lien	8.68%	S+500, 0.75% Floor	4/3/2030			(36)	(47)	0.0%	(4)(7)(8)
Safe-Guard	2 Concourse Parkway, Suite 500, Atlanta, GA 30328	Insurance	1st Lien	8.43%	S+475, 0.75% Floor	4/3/2030		86,876	86,011	86,164	0.0%	(7)(8)
SafetyCo	2306 South Battleground Road, La Porte, TX 77571	Commercial Services & Supplies	1st Lien	9.60%	S+575, 1.00% Floor	11/19/2029			(21)	(1)	0.0%	(4)(7)(8)
SafetyCo	2306 South Battleground Road, La Porte, TX 77571	Commercial Services & Supplies	1st Lien	9.10%	S+525, 1.00% Floor	11/19/2029		12,916	12,727	12,910	0.0%	(7)(8)
SAVATREE	575 North Bedford Road, Bedford Hills, NY 10507	Diversified Consumer Services	1st Lien	8.74%	S+500, 0.75% Floor	6/6/2031		17,910	17,687	17,222	0.0%	(4)(7)
Sazerac	10401 Linn Station Road, Louisville, KY 40223	Beverages	1st Lien	5.63%	S+200, 0.00% Floor	7/9/2032		39,800	39,616	39,794	0.0%
Scientific Games Lottery	1500 Bluegrass Lakes Parkway, Alpharetta, GA 30004	Hotels, Restaurants & Leisure	1st Lien	6.67%	S+300, 0.50% Floor	4/4/2029		44,748	44,476	44,190	0.0%
SCP WQS BUYER, LLC	1 East Wacker Drive, Chicago, IL 60601	Diversified Consumer Services	1st Lien	8.73%	S+500, 0.50% Floor	6/30/2033		24,518	24,518	24,518	0.0%	(4)(7)
Sempra	345 Park Avenue, New York, NY, 10154	Oil, Gas & Consumable Fuels	1st Lien	5.86%	5.86%	12/31/2060			—	(107)	0.0%	(2)(4)(7)
Sempra	345 Park Avenue, New York, NY, 10154	Oil, Gas & Consumable Fuels	1st Lien	5.86%	5.86% PIK	12/31/2060		35,723	35,723	35,107	0.0%	(2)(7)
Service Express	3855 Sparks Drive Southeast, Grand Rapids, MI 49546	Technology Hardware, Storage & Peripherals	1st Lien	8.23%	S+425, 0.50% Floor	12/23/2032		183,062	182,183	181,671	0.0%	(7)
Service Express	3855 Sparks Drive Southeast, Grand Rapids, MI 49546	Technology Hardware, Storage & Peripherals	1st Lien	8.23%	S+450, 0.50% Floor	12/23/2032		2,507	2,253	2,139	0.0%	(4)(7)
Service Logic	650 South Tryton Street, Suite 1000, Charlotte, NC 28202	Commercial Services & Supplies	1st Lien	8.42%	S+250 Cash plus 2.25% PIK, 0.00% Floor	12/16/2032		178,398	177,484	179,469	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Service Logic	650 South Tryton Street, Suite 1000, Charlotte, NC 28202	Commercial Services & Supplies	1st Lien	10.25%	P+350, 0.00% Floor	12/16/2032		10,766	10,657	10,840	0.0%	(4)(7)
SERVPRO	16601 Ventura Boulevard, 4th Floor, Encino, CA 91436	Diversified Consumer Services	1st Lien	9.02%	S+535, 1.00% Floor	12/18/2028		36,671	36,310	35,181	0.0%	(4)(7)
Signature Aviation	13485 Veterans Way, Suite 600, Orlando, FL 32827	Transportation Infrastructure	1st Lien	6.17%	S+250, 0.50% Floor	7/1/2031		18,590	18,544	18,658	0.0%
Singular Bank	Calle Goya, 11, 28001 Madrid, Spain	Banks	1st Lien	6.15%	6.15% PIK	12/5/2026	€	14,225	15,457	16,219	0.0%	(2)(7)(8)(11)(12)
Skechers	228 South Sepulveda Boulevard, Manhattan Beach, CA 90266	Specialty Retail	1st Lien	6.39%	S+275, 0.00% Floor	9/12/2032		13,930	13,898	14,022	0.0%
Sky Zone	1201 West 5th Street, Los Angeles, CA 90017	Hotels, Restaurants & Leisure	1st Lien	10.40%	S+675, 1.00% Floor	7/18/2028		16,270	16,078	15,595	0.0%	(7)(8)
Smile Brands	100 Spectrum Center Drive, Suite 1500, Irvine, CA 92618	Health Care Providers & Services	1st Lien	9.67%	9.67%	7/12/2029		7,710	7,513	6,129	0.0%	(7)(10)
Smith System	2301 East Lamar Boulevard, Suite 250, Arlington, TX 76006	Commercial Services & Supplies	1st Lien	8.74%	S+500, 1.00% Floor	11/6/2029		16,663	16,421	16,389	0.0%	(4)(7)(8)
Softbank ARM Loan	1-4-1, Marunouchi, Chiyoda-ku, Tokyo 100-8233, Japan	Semiconductors & Semiconductor Equipment	1st Lien	6.48%	S+250, 0.00% Floor	9/21/2027		25,000	24,939	25,018	0.0%	(2)(7)(8)(12)
Soho House & Co Inc.	180 Strand, London WC2R 1EA, United Kingdom	Hotels, Restaurants & Leisure	Common Equity/Partnership Interests	N/A	N/A	N/A		406,312 shares/units	3,657	3,937	1.8%	(7)
Soho House & Co Inc.	180 Strand, London WC2R 1EA, United Kingdom	Hotels, Restaurants & Leisure	1st Lien	10.75%	5.38% Cash plus 5.38% PIK, 0.00% Floor	1/29/2032		85,854	85,051	84,798	0.0%	(2)(7)
Soho House & Co Inc.	180 Strand, London WC2R 1EA, United Kingdom	Hotels, Restaurants & Leisure	Unsecured Debt	12.50%	12.50% PIK	1/29/2033		15,084	14,850	14,940	1.8%	(2)(7)
Solenis	2475 Pinnacle Drive, Wilmington, DE 19803	Chemicals	1st Lien	6.98%	S+325, 0.00% Floor	11/3/2032		18,754	18,705	18,763	0.0%

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Solenis	2475 Pinnacle Drive, Wilmington, DE 19803	Chemicals	1st Lien	6.73%	S+300, 0.50% Floor	6/20/2031		34,347	33,938	34,341	0.0%
Solenis	2475 Pinnacle Drive, Wilmington, DE 19803	Chemicals	1st Lien	6.75%	6.75%	8/1/2032		5,000	4,843	4,888	0.0%
Solera	1500 Solana Boulevard, Building 6, Suite 6300, Westlake, TX 76262	Software	1st Lien	7.93%	S+426, 0.50% Floor	6/2/2028		34,381	34,137	29,966	0.0%
Southern Veterinary Partners	2204 Lakeshore Drive, Suite 325, Birmingham, AL 35209	Health Care Providers & Services	1st Lien	6.16%	S+250, 0.00% Floor	12/4/2031		32,174	32,089	32,182	0.0%
Sports Invest	5 Fleet Place, First Floor, London EC4M 7RD, United Kingdom	Hotels, Restaurants & Leisure	1st Lien	10.25%	10.25%	10/3/2029	£	55,000	70,561	71,189	0.0%	(2)(7)(11)(12)
Stamps.com	1990 East Grand Avenue, El Segundo, CA 90245	Commercial Services & Supplies	1st Lien	9.42%	S+575, 0.75% Floor	6/1/2033		106,590	105,004	104,991	0.0%	(7)(8)
Stonepeak Bayou	600 Travis Street, 48th Floor, Houston, TX 77002	Oil, Gas & Consumable Fuels	1st Lien	6.48%	S+275, 0.00% Floor	10/1/2032		16,459	16,183	16,445	0.0%
Stretto	410 Exchange, Suite 100, Irvine, CA 92602	Financial Services	1st Lien	8.91%	S+525, 1.00% Floor	10/13/2028		119,813	118,529	116,973	0.0%	(7)(8)
Strongpoint	1 East Wacker Drive, Suite 2900, Chicago, IL 60601	Financial Services	1st Lien	8.16%	S+450, 0.75% Floor	12/13/2030		54,962	54,812	52,500	0.0%	(4)(7)
Strongpoint	1 East Wacker Drive, Suite 2900, Chicago, IL 60601	Financial Services	1st Lien	8.41%	S+475, 0.75% Floor	12/13/2030		20,859	20,755	20,132	0.0%	(4)(7)
Student Transportation of America	3349 Highway 138, Building A, Suite C, Wall Township, NJ 07719	Ground Transportation	1st Lien	6.60%	S+275, 0.00% Floor	6/24/2032		7,722	7,687	7,760	0.0%
Suave	433 Hackensack Avenue, Hackensack, NJ 07601	Personal Care Products	1st Lien	8.11%	S+450, 0.50% Floor	12/3/2032		211,080	208,895	209,999	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Summit	1250 Northland Drive, Suite 200, Mendota Heights, MN 55120	Electronic Equipment, Instruments & Components	1st Lien	6.18%	S+250, 0.00% Floor	10/1/2032		14,222	14,190	14,267	0.0%	(4)
SumUp	16-20 Short’s Gardens, London WC2H 9US, United Kingdom	Commercial Services & Supplies	1st Lien	7.73%	E+550, 1.50% Floor	5/23/2031	€	40,000	42,990	45,233	0.0%	(2)(7)(11)(12)
SupplyHouse	130 Spagnoli Road, Melville, NY 11747	Distributors	1st Lien	7.73%	S+400, 0.50% Floor	7/1/2032		59,550	59,200	58,935	0.0%	(4)(7)
Suvoda	181 Washington Street, Suite 100, Conshohocken, PA 19428	Health Care Technology	1st Lien	8.39%	S+475, 0.75% Floor	3/31/2032		87,344	86,927	84,651	0.0%	(4)(7)
Sweetwater Borrower LLC	5501 US Highway 30 West, Fort Wayne, IN 46818	Specialty Retail	1st Lien	7.64%	S+400, 0.00% Floor	2/17/2033		2,273	2,265	2,290	0.0%
Tailored Brands	6380 Rogerdale Road, Houston, TX 77072	Specialty Retail	1st Lien	9.41%	S+575, 0.00% Floor	1/28/2031		11,060	10,932	11,177	0.0%
Talen Energy	2929 Allen Parkway, Suite 2200, Houston, TX 77019	Electric Utilities	1st Lien	5.64%	S+200, 0.00% Floor	11/25/2032		7,557	7,521	7,516	0.0%	(2)
Tate & Lyle	5 Marble Arch, London W1H 7EJ, United Kingdom	Food Products	1st Lien	6.93%	S+325, 0.50% Floor	4/1/2029		6,450	6,337	6,453	0.0%
Team Select	2999 North 44th Street, Suite 100, Phoenix, AZ 85018	Health Care Providers & Services	1st Lien	8.40%	S+475, 1.00% Floor	5/4/2029		22,444	22,164	22,257	0.0%	(4)(7)(8)
Tekni-Plex	460 East Swedesford Road, Suite 3000, Wayne, PA 19087	Containers & Packaging	1st Lien	7.48%	S+375, 0.50% Floor	9/15/2028		91,131	89,933	87,638	0.0%
Title Resource Group	8111 Lyndon B Johnson Freeway, Suite 120, Dallas, TX 75251	Financial Services	1st Lien	9.23%	S+550, 1.00% Floor	9/27/2031		131,157	128,999	128,377	0.0%	(2)(7)(8)
Tivity Health	701 Cool Springs Boulevard, Franklin, TN 37067	Health Care Providers & Services	1st Lien	8.64%	S+500, 0.75% Floor	6/28/2029		110,728	109,906	110,728	0.0%	(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
TKO	9601 Wilshire Boulevard, Beverly Hills, CA 90210	Entertainment	1st Lien	6.67%	6.67% PIK	9/13/2029		56,801	56,029	56,801	0.0%	(2)(7)
Trading Technologies	1 South Wacker Drive, Suite 1200, Chicago, IL 60606	Software	1st Lien	7.91%	S+425, 0.50% Floor	11/4/2032		54,054	53,981	52,211	0.0%	(4)(7)
Traffic Management Solutions	8895 North Military Trail, Palm Beach Gardens, FL 33410	Construction & Engineering	1st Lien	8.67%	S+500, 1.00% Floor	11/26/2030		13,355	13,158	13,195	0.0%	(4)(7)
Transdigm	1301 East 9th Street, Suite 3000, Cleveland, OH 44114	Aerospace & Defense	1st Lien	6.14%	S+250, 0.00% Floor	2/13/2033		14,963	14,944	14,979	0.0%
Transportation Insight	310 Main Ave Way Southeast, Hickory, NC 28602	Ground Transportation	1st Lien	9.23%	9.23%	1/28/2029		206	196	206	0.0%	(4)(7)(10)
Transportation Insight	310 Main Ave Way Southeast, Hickory, NC 28602	Ground Transportation	1st Lien	6.50%	6.50%	1/28/2029		2,663	2,663	2,663	0.0%	(7)(10)
Transportation Insight	310 Main Ave Way Southeast, Hickory, NC 28602	Ground Transportation	Common Equity/Partnership Interests	N/A	N/A	N/A		10 shares/units	—	—	0.6%	(7)
Transportation Insight	310 Main Ave Way Southeast, Hickory, NC 28602	Ground Transportation	Preferred Equity	N/A	N/A	N/A		13 shares/units	2,390	2,390	0.6%	(7)
Tranzonic	26301 Curtiss Wright Parkway, Cleveland, OH 44143	Household Products	1st Lien	9.99%	S+635, 0.75% Floor	8/14/2028		95,544	94,369	92,958	0.0%	(4)(7)(8)
Tranzonic	26301 Curtiss Wright Parkway, Cleveland, OH 44143	Household Products	Common Equity/Partnership Interests	N/A	N/A	N/A		50 shares/units	50	70	0.2%	(7)(8)
Tranzonic	26301 Curtiss Wright Parkway, Cleveland, OH 44143	Household Products	1st Lien	9.99%	S+625, 0.75% Floor	8/14/2028		2,494	2,449	2,426	0.0%	(7)(8)
Trench Plate Rental Co.	2515 Galveston Road, Houston, TX 77017	Construction & Engineering	1st Lien	9.34%	S+560, 1.00% Floor	12/4/2028		47,818	47,578	47,283	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Trench Plate Rental Co.	2515 Galveston Road, Houston, TX 77017	Construction & Engineering	Common Equity/Partnership Interests	N/A	N/A	N/A		331 shares/units	50	30	0.0%	(7)(8)
TricorBraun Holdings, Inc.	6 CityPlace Drive, Suite 1000, St. Louis, MO 63141	Containers & Packaging	1st Lien	6.89%	S+325, 0.50% Floor	3/3/2031		17,782	17,032	16,682	0.0%
Trilon Group LLC	1200 17th Street, Suite 860, Denver, CO 80202	Professional Services	1st Lien	7.12%	S+350, 0.00% Floor	6/5/2033		9,184	9,134	9,195	0.0%	(4)
Triumph	555 East Lancaster Avenue, Suite 400, Radnor, PA 19087	Aerospace & Defense	1st Lien	9.01%	S+250 Cash plus 2.88% PIK, 0.50% Floor	7/24/2032		202,142	200,368	201,414	0.0%	(7)
Triumph	555 East Lancaster Avenue, Suite 400, Radnor, PA 19087	Aerospace & Defense	1st Lien	8.41%	S+475, 0.50% Floor	7/24/2032		10,030	9,621	9,849	0.0%	(4)(7)
True Potential	Gateway West, Newburn Riverside, Newcastle upon Tyne NE15 8NX, United Kingdom	Capital Markets	1st Lien	8.76%	SONIA+500, 0.00% Floor	3/21/2030	£	61,000	77,892	80,913	0.0%	(2)(7)(8)(11)
Trugreen	1790 Kirby Parkway, Suite 300, Memphis, TN 38138	Commercial Services & Supplies	1st Lien	7.77%	S+410, 0.75% Floor	11/2/2027		25,758	25,324	24,726	0.0%	(4)
Truist	214 N Tryon St, Suite 3, Charlotte, NC 28202	Insurance	1st Lien	6.92%	S+325, 0.00% Floor	5/6/2029		716	390	485	0.0%	(4)(7)
Truvant	3800 Arco Corporate Drive, Charlotte, NC 28273	Containers & Packaging	1st Lien	8.73%	S+500, 1.00% Floor	8/20/2029		25,338	25,084	24,986	0.0%	(4)(7)(8)
Uniguest	2926 Kraft Drive, Nashville, TN 37204	Software	1st Lien	8.75%	S+500, 1.00% Floor	11/27/2030		47,921	47,204	46,738	0.0%	(4)(7)
United Flow Technologies	8000 Jetstar Drive, Suite 150, Irving, TX 75063	Machinery	1st Lien	8.73%	S+500, 0.50% Floor	12/6/2032		5,938	5,796	5,938	0.0%	(4)(7)
United Flow Technologies	8000 Jetstar Drive, Suite 150, Irving, TX 75063	Machinery	1st Lien	8.23%	S+450, 0.50% Floor	12/6/2032			(86)	—	0.0%	(4)(7)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
United Flow Technologies	8000 Jetstar Drive, Suite 150, Irving, TX 75063	Machinery	1st Lien	8.70%	S+225 Cash plus 2.75% PIK, 0.50% PIK	12/6/2032		68,803	68,130	68,803	0.0%	(7)
United Site Services	118 Flanders Road, Westborough, MA 01581	Commercial Services & Supplies	1st Lien	11.18%	11.18%	3/3/2033		6,191	6,016	5,955	0.0%	(8)(10)
United Site Services	118 Flanders Road, Westborough, MA 01581	Commercial Services & Supplies	Common Equity/Partnership Interests	N/A	N/A	N/A		1,447,277 shares/units	10,493	10,261	2.0%	(7)(8)
Uniti Group Inc.	2101 Riverfront Drive, Suite A, Little Rock, AR 72202	Diversified Telecommunication Services	1st Lien	7.50%	7.50%	10/15/2033		7,331	7,348	7,720	0.0%	(2)
Uniti Group Inc.	2101 Riverfront Drive, Suite A, Little Rock, AR 72202	Diversified Telecommunication Services	1st Lien	7.64%	S+400, 0.00% Floor	10/6/2032		84,575	83,843	85,209	0.0%	(2)
US Fertility	9600 Blackwell Road, 5th Floor, Rockville, MD 20850	Health Care Providers & Services	1st Lien	7.23%	S+350, 0.00% Floor	12/30/2032		(0)	(3)	—	0.0%	(4)(8)
US Fertility	9600 Blackwell Road, 5th Floor, Rockville, MD 20850	Health Care Providers & Services	1st Lien	6.98%	S+325, 0.00% Floor	12/30/2032		17,560	17,479	17,637	0.0%	(8)
US LBM	2077 Convention Center Concourse, Suite 125, Atlanta, GA 30337	Building Products	1st Lien	8.65%	S+500, 0.75% Floor	6/6/2031		13,895	13,411	12,478	0.0%
US LBM	2077 Convention Center Concourse, Suite 125, Atlanta, GA 30337	Building Products	1st Lien	7.50%	S+375, 0.75% Floor	6/6/2031		4,117	3,248	3,465	0.0%
US LBM	2077 Convention Center Concourse, Suite 125, Atlanta, GA 30337	Building Products	1st Lien	9.50%	9.50%	6/15/2031		5,543	4,535	4,958	0.0%
USA DeBusk	1005 West 8th Street, Deer Park, TX 77536	Commercial Services & Supplies	1st Lien	8.92%	S+525, 0.75% Floor	4/30/2031		18,889	18,688	18,616	0.0%	(7)(8)
USA DeBusk	1005 West 8th Street, Deer Park, TX 77536	Commercial Services & Supplies	1st Lien	8.92%	S+525, 0.75% Floor	4/30/2030		2,059	2,035	2,025	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
USG Buyer, LLC	550 West Adams Street, Chicago, IL 60661	Commercial Services & Supplies	1st Lien	8.39%	S+475, 0.75% Floor	5/29/2032		2,126	1,810	1,808	0.0%	(4)(7)
USG Buyer, LLC	550 West Adams Street, Chicago, IL 60661	Commercial Services & Supplies	1st Lien	8.48%	S+475, 0.75% Floor	6/1/2032		55,172	54,627	54,621	0.0%	(7)
Valor 1	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	1st Lien	10.00%	10.00%	11/20/2030		224,519	222,682	239,606	0.0%	(13)
Valor 1	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	Common Equity/Partnership Interests	N/A	N/A	N/A		13,750,397 shares/units	13,750	13,063	1.0%	(7)(13)
Valor 2	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	1st Lien	7.38%	7.38%	2/18/2031		195,964	194,125	201,333	0.0%	(13)
Valor 2	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	Common Equity/Partnership Interests	N/A	N/A	N/A		41,837,476 shares/units	41,837	39,327	2.9%	(7)(13)
Valor 3	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	1st Lien	6.88%	6.88%	4/24/2031		72,000	71,303	73,022	0.0%
Valor 3	320 North Sangamon Street, Suite 1200, Chicago, IL 60607	Technology Hardware, Storage & Peripherals	Common Equity/Partnership Interests	N/A	N/A	N/A		100,000 shares/units	100	102	0.0%	(7)
Vantage Specialty Chemicals	1751 Lake Cook Road, Suite 550, Deerfield, IL 60015	Chemicals	1st Lien	10.45%	S+400 Cash plus 2.75% PIK, 1.00% Floor	8/29/2029		56,526	55,390	51,348	0.0%	(7)
Vantage Specialty Chemicals	1751 Lake Cook Road, Suite 550, Deerfield, IL 60015	Chemicals	1st Lien	9.89%	S+625, 1.00% Floor	2/28/2029		1,327	1,234	885	0.0%	(4)(7)
Vantive	1 Vanderbilt Avenue, New York, NY 10018	Health Care Equipment & Supplies	1st Lien	8.46%	S+475, 0.75% Floor	1/30/2032		125,930	124,143	124,354	0.0%	(4)(7)(8)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Vantive	1 Vanderbilt Avenue, New York, NY 10018	Health Care Equipment & Supplies	1st Lien	7.05%	C+475, 0.75% Floor	1/30/2032	C$	20,944	14,253	14,654	0.0%	(7)(8)(11)
Vantive	1 Vanderbilt Avenue, New York, NY 10018	Health Care Equipment & Supplies	1st Lien	5.98%	T+500, 0.75% Floor	1/30/2032	¥	2,239,305	14,440	13,658	0.0%	(7)(8)(11)
Vantor Holdings Inc	1300 W 120th Avenue, Westminster, CO 80234	Aerospace & Defense	1st Lien	8.12%	S+450, 0.00% Floor	3/3/2033		25,468	25,111	25,564	0.0%
Varsity Brands	4849 Alpha Road, Dallas, TX 75244	Specialty Retail	1st Lien	6.48%	S+275, 0.00% Floor	8/26/2031		60,450	60,230	60,606	0.0%	(8)
Vensure	1475 South Price Road, Chandler, AZ 85286	IT Services	1st Lien	8.68%	S+500, 0.50% Floor	9/29/2031		160,691	159,506	155,758	0.0%	(7)(8)
Venture Global	1001 19th Street North, Suite 1500, Arlington, VA 22209	Oil, Gas & Consumable Fuels	1st Lien	7.14%	S+350, 0.00% Floor	7/28/2028		20,609	20,185	20,078	0.0%	(2)(7)
Venture Global CP2 LNG, LLC	1001 19th Street North, Suite 1500, Arlington, VA 22209	Oil, Gas & Consumable Fuels	1st Lien	2.25%	S+225, 0.00% Floor	7/28/2032		0	(959)	(1,002)	0.0%	(2)(4)(7)
VENTURE GLOBAL LNG INC	1001 19th Street North, Suite 1500, Arlington, VA 22209	Oil, Gas & Consumable Fuels	1st Lien	6.63%	6.63%	6/15/2036		4,083	4,083	4,023	0.0%	(2)
VENTURE GLOBAL LNG INC	1001 19th Street North, Suite 1500, Arlington, VA 22209	Oil, Gas & Consumable Fuels	1st Lien	6.38%	6.38%	12/15/2034		4,083	4,083	4,015	0.0%	(2)
VEPF VII	401 Congress Avenue, Suite 3100, Austin, TX 78701	Financial Services	1st Lien	8.17%	S+450, 0.00% Floor	2/28/2028		19,340	19,307	19,340	0.0%	(2)(7)
Version 1	10 Theed St, Waterloo Court, Suites 6 & 7, First Floor, London SE1 8ST, United Kingdom	IT Services	1st Lien	9.48%	E+575, 0.00% Floor	7/11/2029	€		—	(158)	0.0%	(2)(4)(7)(8)(11)(12)
Version 1	10 Theed St, Waterloo Court, Suites 6 & 7, First Floor, London SE1 8ST, United Kingdom	IT Services	1st Lien	8.39%	SONIA+465, 0.00% Floor	7/11/2029	£	11,938	14,327	15,155	0.0%	(2)(4)(7)(8)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Version 1	10 Theed St, Waterloo Court, Suites 6 & 7, First Floor, London SE1 8ST, United Kingdom	IT Services	1st Lien	6.94%	E+465, 0.00% Floor	7/11/2029	€	4,029	4,002	4,487	0.0%	(2)(7)(8)(11)(12)
VikingCloud	111 North Wabash Avenue, Suite 100 #3230, Chicago, IL 60602	IT Services	1st Lien	8.73%	S+500, 0.75% Floor	8/6/2030		23,579	23,307	23,305	0.0%	(4)(7)
Village Pet Care	1090 Center Drive, Park City, UT 84098	Diversified Consumer Services	1st Lien	10.17%	S+650, 1.00% Floor	9/22/2029		2,038	1,996	1,890	0.0%	(4)(7)(8)
VIP	402 Water Tower Circle, Colchester, VT 05446	Software	1st Lien	8.48%	S+475, 0.50% Floor	1/30/2032			(111)	(746)	0.0%	(4)(7)
VIP	402 Water Tower Circle, Colchester, VT 05446	Software	1st Lien	8.23%	S+450, 0.50% Floor	1/30/2032		67,552	66,929	65,551	0.0%	(4)(7)
Virgin Media Inc	500 Brook Drive, Reading RG2 6UU, United Kingdom	Diversified Telecommunication Services	1st Lien	5.50%	5.50%	5/15/2029		4	4	4	0.0%	(2)
Visual Comfort	22400 Northwest Lake Drive, Houston, TX 77095	Building Products	1st Lien	7.49%	S+350, 0.50% Floor	7/21/2028		69,817	68,859	69,988	0.0%
Vita Global	30 Charing Cross Road, London WC2H 0DE, United Kingdom	Chemicals	1st Lien	8.00%	8.00%	6/8/2029	£	19,694	26,617	13,323	0.0%	(2)(7)(10)(11)(12)
Volunteer Materials	750 State Highway 99, Lewisburg, TN 37091	Construction Materials	1st Lien	10.17%	S+650, 1.00% Floor	9/1/2029		5,690	5,598	5,500	0.0%	(4)(7)(8)
Walter’s Wedding	421 East Oak Street, Denton, TX 76201	Hotels, Restaurants & Leisure	1st Lien	8.67%	S+500, 1.00% Floor	8/2/2030		30,217	29,806	28,242	0.0%	(4)(7)(8)
Warner Media	30 Hudson Yards, New York, NY 10001	Entertainment	1st Lien	6.14%	S+250, 0.00% Floor	6/3/2033		71,657	71,478	71,766	0.0%	(2)
Waystone	35 Shelbourne Road, Dublin 4, D04 A4E0, Ireland	Professional Services	1st Lien	8.87%	S+525, 0.00% Floor	3/19/2032		70,821	69,469	70,157	0.0%	(2)(4)(7)(12)
Waystone	35 Shelbourne Road, Dublin 4, D04 A4E0, Ireland	Professional Services	1st Lien	7.54%	E+525, 0.00% Floor	3/19/2032	€	74,316	80,259	84,407	0.0%	(2)(7)(11)(12)

Name of Portfolio Company	Company Address	Nature of its Principal Business	Title of Securities Held by ADS	Interest Rate	Reference Rate and Spread (3)	Maturity Date	CCY	Par/Shares/ Units	Cost (5)	Fair Value	Percentage of Class Held (1)	Footnotes
Wealth Enhancement Group	505 Highway 169 North, Suite 900, Plymouth, MN 55441	Financial Services	1st Lien	5.50%	S+450, 1.00% Floor	10/2/2028			—	(224)	0.0%	(4)(7)
Weber-Stephen Products	1415 South Roselle Road, Palatine, IL 60067	Household Durables	1st Lien	7.44%	S+375, 0.00% Floor	10/1/2032		33,393	33,110	33,035	0.0%
WhiteWater DBR	100 Congress Avenue, Suite 2200, Austin, TX 78701	Energy Equipment & Services	1st Lien	6.00%	S+225, 0.00% Floor	3/3/2031		9,148	9,170	9,195	0.0%
WHP Global	530 5th Avenue, 12th Floor, New York, NY 10036	Financial Services	1st Lien	8.14%	S+450, 0.50% Floor	2/20/2032		71,714	71,197	71,934	0.0%
WHP Global	530 5th Avenue, 12th Floor, New York, NY 10036	Financial Services	1st Lien	5.25%	S+475, 0.50% Floor	2/20/2032		5,000	4,988	5,019	0.0%
Yucca Growth Infrastructure, LLC	600 Congress Avenue, Suite 15041, Austin, TX 78701	IT Services	1st Lien	6.75%	S+300, 0.00% Floor	9/18/2026		10,539	10,175	9,896	0.0%	(4)(7)
Zafin	401 West Georgia Street, Suite 1701, Vancouver, British Columbia V6B 0S1, Canada	Software	1st Lien	8.60%	S+475, 0.75% Floor	2/14/2031		12,500	12,319	12,332	0.0%	(2)(4)(7)(8)
Zendesk	989 Market Street, San Francisco, CA 94103	Software	1st Lien	8.73%	S+500, 0.75% Floor	11/22/2028		159,212	157,708	146,971	0.0%	(4)(7)(8)
Zeus	134 Chubb Way, Branchburg, NJ 08876	Health Care Equipment & Supplies	1st Lien	9.13%	S+540, 0.75% Floor	2/28/2031		58,746	58,139	52,794	0.0%	(7)(8)
Zeus	134 Chubb Way, Branchburg, NJ 08876	Health Care Equipment & Supplies	1st Lien	9.14%	S+540, 0.75% Floor	2/28/2030		1,257	1,187	493	0.0%	(4)(7)(8)
Ziggo	Boven Vredenburgpassage 128, 3511 WR Utrecht, Netherlands	Media	1st Lien	6.91%	S+322, 0.00% Floor	1/15/2033		2,262	2,205	2,189	0.0%	(2)

1

This information is based on data made available to us as of June 30, 2026. We have no independent ability to verify this information. Some, if not all, portfolio companies are subject to voting agreements with varied voting rights.

2

Investments that the Company has determined are not “qualifying assets” under Section 55(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, we may not acquire any nonqualifying asset unless, at the time such acquisition is made, qualifying assets represent at least 70% of our total assets. The status of these assets under the 1940 Act is subject to change. The Company monitors the status of these assets on an ongoing basis. As of June 30, 2026, non-qualifying assets represented approximately 27.24% of the total assets of the Company.

3

Unless otherwise indicated, loan contains a variable rate structure, and may be subject to an interest rate floor. Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “S”) or an alternate base rate (which can include but is not limited to the Federal Funds Effective Rate or the Prime Rate), at the borrower’s option, and which reset periodically based on the terms of the loan agreement. The terms in the Consolidated Schedule of Investments disclose the actual interest rate in effect as of the reporting period, and may be subject to interest floors. As of June 30, 2026, SOFR was 3.68%, 1 month SOFR was 3.65%, 3 months SOFR was 3.73%, 6 months SOFR was 3.85%, 12 months SOFR was 3.99%, SONIA was 3.73%, 3 months KORIBOR (“K”) was 3.03%, 3 months EURIBOR (“E”) was 2.32%, 6 months EURIBOR was 2.57%, 6 months Stockholm Interbank Offered Rate (“STIBOR”) was 2.17%, Prime Rate (“P”) was 6.75%, 3 month Australia Bank Bill Swap Rate (“BBSW”) was 4.46%, 6 month Australia Bank Bill Swap Rate (“BBSW”) was 4.80%, 1 month Canadian Overnight Repo Rate Average (“CORRA” or “C”) was 2.28%, 3 month CORRA was 2.29%, 3 month Japan Tokyo Overnight Average Rate (“TONAR” or “T”) was 0.98%, 3 month Norwegian Overnight Weighted Average Rate (“NIBOR” or “NOK”) was 4.57%.

4

Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The unfunded loan commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. The negative cost, if applicable, is the result of the capitalized discount being greater than the principal amount outstanding on the loan. The negative fair value, if applicable, is the result of the capitalized discount on the loan. See Notes to the Consolidated Financial Statements: “Commitments and Contingencies” in our most recent annual report on Form 10-K, as well as any of our subsequent SEC filings.

5	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
6	Aggregate gross unrealized gain and loss for federal income tax purposes are $227,672 and $(503,694), respectively. Net unrealized loss is $(276,022) based on a total tax cost of $25,643,257.
7

These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Board (see Note 2 and Note 4 to the consolidated financial statements), pursuant to the Company’s valuation policy.

8

These are co-investments made with the Company’s affiliates in accordance with the terms of the exemptive order the Company received from the Securities and Exchange Commission (the “SEC”) permitting us to do so (see Note 3 to the consolidated financial statements for discussion of the exemptive order from the SEC).

9	All debt investments are income producing unless otherwise indicated. All equity investments are non-income producing unless otherwise noted.
10	Position or portion thereof is listed as non-accrual status. See Note 2 “Significant Accounting Policies” in our most recent annual report on Form 10-K, as well as any of our subsequent SEC filings.
11

Par amount is denominated in USD unless otherwise noted, British Pound (“£”), Australian Dollar (“A$”), Canadian Dollar (“C$”), European Euro (“€”), Japanese Yen (“¥”), South Korean Won (“~~W~~”), Swedish Krona (“Skr”), Norwegian Krone (“Nkr”). Par amount represents funded commitments.

12

All or a portion of these debt investments are not pledged as collateral under any of the Company’s credit facilities. For other debt investments that are pledged to the Company’s credit facilities, a single investment may be divided into parts that are individually pledged as collateral to separate credit facilities.

13	Income producing security for the period ended June 30, 2026.

FINANCIAL STATEMENTS

The information in “Consolidated Financial Statements and Supplementary Data” in Part II, Item 8 of the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025 and “Consolidated Financial Statements” in Part I, Item 1 of the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026 are incorporated herein by reference. The financial data should be read in conjunction with the Company’s consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” as incorporated by reference herein.

MANAGEMENT

The information contained under the captions “Business” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended December  31, 2025 and “Proposal 1: Election of Trustees” in the Company’s Definitive Proxy Statement on Schedule 14A for our 2026 Annual Meeting of Shareholders filed with the SEC on April 30, 2026 are incorporated herein by reference.

PORTFOLIO MANAGEMENT

Apollo Credit Management, LLC serves as our investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Subject to the overall supervision of our Board of Trustees, the Adviser will manage the day-to-day operations of, and provide investment advisory and management services to, us.

Investment Committee

The following investment professionals (the “Portfolio Managers”) will have primary responsibility for the day-to-day implementation and management of our investment portfolio:

Robert Givone. Mr. Givone is a Partner, Head of Portfolio Strategies and Co-Chief Credit Officer at Apollo. Before joining Apollo in 2015, Mr. Givone was Senior Research Analyst within the Distressed Credit Opportunity Group at Davidson Kempner. Prior to that, Mr. Givone was Vice President at Brencourt Advisors and Investment Banking Analyst at Lehman Brothers. A former professional tennis player, Mr. Givone holds a BA in economics from Columbia University.

James Vanek. Mr. Vanek is a Partner and Co-Head of Apollo’s Corporate Credit business. Mr. Vanek joined the Firm in 2008, and before that he was Associate Director, Loan Sales & Trading in the Leveraged Finance group at Bear Stearns. Mr. Vanek graduated from Duke University with a BS in economics and a BA in computer science and received his MBA from Columbia Business School.

In implementing our investment strategy, the Portfolio Managers will have access to the experience and expertise of Mr. John Zito, Mr. Patrick Ryan and Mr. Hunt. Messrs. Zito, Ryan and Hunt are senior executives in the Apollo organization and are primarily responsible for the development and growth of the organization’s credit business. Messrs. Zito, Ryan and Hunt continue to oversee the credit business for various Apollo-sponsored entities and are active in other business operations, but will not have primary responsibility for the Company’s day-to-day investment activities. Biographies of Mr. Zito, Mr. Ryan and Hunt are included below.

John Zito. Mr. Zito is Co-President of Apollo Asset Management, where he co-leads all investing activity and oversees the day-to-day management of the Firm’s asset management business. Mr. Zito also serves as Head of Credit, Chairman of Atlas SP, and is a member of Apollo’s Leadership Team. Since joining Apollo in 2012, Mr. Zito has helped scale the firm’s credit platform into the largest private credit franchise globally. He has played a central role in expanding Apollo’s reach into new markets and strategies, navigating periods of market dislocation, deploying significant capital at scale, and reinforcing Apollo’s leadership in innovative, long-term financing for blue-chip companies around the world. Previously, Mr. Zito served as a Managing Director and Portfolio Manager at Brencourt Advisors and spent five years as a Portfolio Manager at Veritas Fund Group. Outside Apollo, he serves on the Robin Hood Leadership Council. He is a CFA charter holder and graduated cum laude from Amherst College with an AB in economics.

Patrick Ryan. Mr. Ryan is a Partner, Head of Investment Risk Management at Apollo and Co-Chief Credit Officer at Apollo Asset Management (“AAM”), where he is responsible for investment decisions, underwriting processes, and remedial management across Apollo and its Origination Platform companies. Mr. Ryan sits on all of Apollo’s Investment Committees and is Chair of its Large Investment Risk Committee which considers the firm’s largest, more complex transactions. Mr. Ryan is a member of AAM’s Management Committee, as well as Apollo’s and AAM’s Global Risk Committees. Before joining Apollo in 2015, Mr. Ryan was Chief Risk Officer of Citibank, N.A., served as Citigroup’s Institutional Client Group’s Chief Credit Officer and was formerly Chief Risk Officer of Citi’s Europe, Middle East & Africa region. Mr. Ryan graduated with a BA in History from Wesleyan University and received his MBA from Columbia University. He is a member of Wesleyan University’s Athletic Advisory Council and is a Co-founder and Board Member of Staten Island ACHIEVE Dollars for Scholars.

Earl Hunt. Mr. Hunt is a Partner and the Chairman and Chief Executive Officer of the Company, Apollo Origination II (Levered) Capital Trust, and Apollo Origination II (UL) Capital Trust. Mr. Hunt also serves as Chairman and President of Apollo Diversified Credit Fund. Prior to joining in 2021, Mr. Hunt was a Partner in the Global Markets division at Goldman Sachs where he was responsible for strategic client coverage. He also served as a member of the Goldman Sachs Partnership Committee and Global Markets Operating Committee. Previously, Mr. Hunt was Co-Head of US Distressed & Par Loan sales at Goldman Sachs. Before that, Mr. Hunt worked at Citi as a Director in Leveraged Finance sales. Mr. Hunt earned a BA in Economics from Brown University and is a member of the Brown University Board of Trustees.

The table below shows the dollar range of common shares owned by the Portfolio Managers as of December 31, 2025:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Company(1)
Robert Givone	$100,001 – $500,000
James Vanek	$100,001 – $500,000
John Zito	—
Patrick Ryan	—
Earl Hunt	Over $1,000,000

(1)	Dollar ranges are as follows: $0, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, $100,001 – $500,000, $500,001 – $1,000,000, or over $1,000,000.

Other Accounts Managed

Other Accounts Managed by Portfolio Managers

The Portfolio Managers primarily responsible for the day-to-day management of the Company also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2025: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance.

Robert Givone

Type of Account	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee (in millions)
Registered investment companies	—	$—	—	$—
Other pooled investment vehicles	3	$8,059	3	$4,899
Other accounts	—	$—	—	$—

James Vanek

Type of Account	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee (in millions)
Registered investment companies	3	$4,606	—	$—
Other pooled investment vehicles	6	$19,418	5	$13,588
Other accounts	11	$6,810	11	$3,649

John Zito

Type of Account	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee (in millions)
Registered investment companies	1	$27,648	—	$—
Other pooled investment vehicles	23	$31,082	21	$18,206
Other accounts	1	$132	—	$—

Patrick Ryan

Type of Account	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee (in millions)
Registered investment companies	—	$—	—	$—
Other pooled investment vehicles	—	$—	—	$—
Other accounts	—	$—	—	$—

Earl Hunt

Type of Account	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee (in millions)
Registered investment companies	3	$4,606	—	$—
Other pooled investment vehicles	—	$—	—	$—
Other accounts	—	$—	—	$—

Compensation

The Adviser’s financial arrangements with the Portfolio Managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include base compensation and discretionary compensation.

Base Compensation. Generally, Portfolio Managers receive an annual salary that is consistent with the market rate of annual salaries paid to similarly situated investment professionals.

Discretionary Compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation is based on individual seniority, contributions to the Adviser and performance of the client assets that the portfolio manager has primary responsibility for. The discretionary compensation is not based on a precise formula, benchmark or other metric. These compensation guidelines are structured to closely align the interests of employees with those of the Adviser and its clients.

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The Company has procedures in place for the review, approval and monitoring of transactions involving the Company and certain persons related to the Company. As a BDC, the Company may be prohibited under the 1940 Act from conducting certain transactions with our affiliates without the prior approval of the independent trustees and, in some cases, the prior approval of the SEC. The Company, the Adviser and certain affiliates received an exemptive order from the SEC, that permits us, among other things, to co-invest with other funds and accounts managed by the Adviser or its affiliates, subject to certain conditions.

In addition, we and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, respectively, that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to the code are permitted to invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements. A copy of the code of ethics is available on the SEC’s website at www.sec.gov. Copies of the code of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth, as of September 29, 2026, information with respect to the beneficial ownership of our common shares by:

•	each person known to us to be expected to beneficially own more than 5% of the outstanding common shares;

•	each of our trustees and each executive officer; and

•	all of our trustees and executive officers as a group.

Percentage of beneficial ownership is based on 597,629,999 shares outstanding as of September 29, 2026.

Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities. There are no common shares subject to options that are currently exercisable or exercisable within 60 days of the offering.

	Shares Beneficially Owned
	Number	Percentage
Interested Trustees
Earl Hunt	79,484		*
Independent Trustees(1)
Meredith Coffey	4,469		*
Christine Gallagher	2,809		*
Michael Porter	600		*
Carl J. Rickertsen	4,000		*
Sheryl Schwartz	—	—
Executive Officers Who Are Not Trustees(1)
Eric Rosenberg	1,156		*
Ryan Del Giudice	—	—
Kristin Hester	906		*
Adam Eling	2,892		*
Bryan Johnston	—	—
All officers and Trustees as a group (11 persons)	96,316		*

*	Represents less than 1%
(1)	The address for all of the Company’s officers and trustees is c/o Apollo Credit Management, LLC, 9 West 57th Street, New York, NY 10019.

The following table sets forth the dollar range of our equity securities as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Company(1)(2)	Aggregate Dollar Range of Equity Securities Held in All Funds Overseen or to be Overseen by Directors or Nominees in the Fund Complex(1)(2) (1)(2)
Interested Trustees
Earl Hunt	Over $100,000	Over $100,000
Independent Trustees(1)
Meredith Coffey	Over $100,000	Over $100,000
Christine Gallagher	$50,001 - $100,000	$50,001 - $100,000
Michael Porter	$10,001 - $50,000	$10,001 - $50,000
Carl J. Rickertsen	$50,001 - $100,000	$50,001 - $100,000
Sheryl Schwartz	—	—

(1)	Beneficial ownership has been determined in accordance with Rule 16a-1(a)(2) of the 1934 Act.
(2)	The dollar range of equity securities beneficially owned are: none, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000 or over $100,000.
(3)

“Fund Complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser. The Fund Complex is currently comprised of: the Company, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, Apollo Origination II (Levered) Capital Trust, Apollo Origination II (UL) Capital Trust, Apollo S3 Private Markets Fund, MidCap Apollo Institutional Private Lending and MidCap Financial Investment Corporation.

DESCRIPTION OF OUR SHARES

The following description is based on relevant portions of Delaware law and on our declaration of trust, as amended (the “Declaration of Trust”), and our bylaws, as amended (the “Bylaws”). This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our Bylaws for a more detailed description of the provisions summarized below.

General

The terms of the Declaration of Trust authorize an unlimited number of common shares of any class, par value $0.01 per share, of which 597,629,999 shares were outstanding as of September 29, 2026, and an unlimited number of shares of preferred shares, par value $0.01 per share. The Declaration of Trust provides that the Board of Trustees may classify or reclassify any unissued common shares into one or more classes or series of common shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. There is currently no market for our common shares, and we can offer no assurances that a market for our shares will develop in the future. We do not intend for the shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our shares. No shares have been authorized for issuance under any equity compensation plans. Under the terms of the Company’s Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. The Company’s Declaration of Trust provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Company’s assets or the affairs of the Company by reason of being a shareholder.

None of our shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Company or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board of Trustees in setting the terms of any class or series of common shares or in our Declaration of Trust, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Company for its Account	Amount Outstanding as of September 29, 2026
Class S	Unlimited	—	122,239,450
Class D	Unlimited	—	1,744,286
Class I	Unlimited	—	473,646,263

Common Shares

Under the terms of the Company’s Declaration of Trust, all common shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our common shares if, as and when authorized by our Board of Trustees and declared by us out of funds legally available therefore. Except as may be provided by our Board of Trustees in setting the terms of classified or reclassified shares, our common shares will have no preemptive, exchange, conversion, appraisal or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except that, in order to avoid the possibility that our assets could be treated as “plan assets,” we may require any person proposing to acquire common shares to furnish such information as may be necessary to determine whether such person is a benefit plan investor or a controlling person, restrict or prohibit transfers of such shares or redeem any outstanding shares for such price and on such other terms and conditions as may be determined by or at the direction of the Board of Trustees. In the event of our liquidation, dissolution or winding up, each share of our common shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time.

Subject to the rights of holders of any other class or series of shares, each share of our common shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of trustees. Except as may be provided by the Board of Trustees in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our common shares will possess exclusive voting power. There will be no cumulative voting in the election of trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect trustees, each trustee will be elected by a plurality of the votes cast with respect to such trustee’s election except in the case of a “contested election” (as defined in our Bylaws), in which case trustees will be elected by a majority of the votes cast in the contested election of trustees.

Class S Shares

No upfront selling commissions are paid for sales of any Class S shares, however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 3.5% cap on NAV for Class S shares.

We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S shares, including any Class S shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.

Class D Shares

No upfront selling commissions are paid for sales of any Class D shares, however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 1.5% cap on NAV for Class D shares.

We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class D shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D shares, including any Class D shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.

Class D shares are generally available for purchase in this offering only:

(1)	through fee-based programs, also known as wrap accounts, that provide access to Class D shares,

(2)	through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares,
(3)	through transaction/brokerage platforms at participating brokers,
(4)	through certain registered investment advisers,
(5)	through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or
(6)	by other categories of investors that we name in an amendment or supplement to this prospectus

Class I Shares

No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I shares and financial intermediaries will not charge you transaction or other such fees on Class I shares.

Class I shares are generally available for purchase in this offering only:

(1)	through fee-based programs, also known as wrap accounts, that provide access to Class I shares,
(2)	by endowments, foundations, pension funds and other institutional investors,
(3)	through participating intermediaries that have alternative fee arrangements with their clients to provide access to Class I shares,
(4)	through certain registered investment advisers,
(5)

by our executive officers and trustees and their immediate family members, as well as officers and employees of the Adviser, Apollo or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers or

(6)	by other categories of investors that we name in an amendment or supplement to this prospectus.

In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I shares.

Other Terms of Common Shares

We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. In addition, immediately before any liquidation, dissolution or winding up, each Class S share and Class D share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.

Preferred Shares

This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board of Trustees may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board of Trustees has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. We do not currently anticipate issuing preferred shares in the near future. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.

Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our common shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common shares and before any purchase of common shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two trustees at all times and to elect a majority of the trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

The issuance of any preferred shares must be approved by a majority of our independent trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Company’s Declaration of Trust provides that our trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by our Declaration of Trust or the 1940 Act. The Company’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, in our Declaration of Trust. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former trustee or officer of the Company and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a trustee or officer of the Company and at the request of the Company, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Indemnitee determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Company, (ii) the Indemnitee was acting on behalf of or performing services for the Company, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a trustee (other than an independent trustee), the Sponsor (as defined in the Declaration of Trust), officer, employee, controlling person or agent of the Company, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of the net assets of the Company and not from the shareholders.

Delaware Law and Certain Declaration of Trust Provisions

Organization and Duration

We were formed in Delaware on December 4, 2020, and will remain in existence until dissolved in accordance with our Declaration of Trust or pursuant to Delaware law.

Purpose

Under the Declaration of Trust, we are permitted to engage in any business activity that lawfully may be conducted by a statutory trust organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon us pursuant to the agreements relating to such business activity.

Our Declaration of Trust contains provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. Our Board of Trustees may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; our Board of Trustees may, without shareholder action, amend our Declaration of Trust to increase the number of our common shares, of any class or series, that we will have authority to issue; and our Declaration of Trust provides that, while we do not intend to list our shares on any securities exchange, if any class of our shares is listed on a national securities exchange, our Board of Trustees will be divided into three classes of trustees serving staggered terms of three years each. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board of Trustees. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.

Sales and Leases to the Company

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, except as otherwise permitted under the 1940 Act, we may not purchase or lease assets in which the Adviser or any of its affiliates have an interest unless all of the following conditions are met: (a) the transaction is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the assets are sold or leased upon terms that are reasonable to us and at a price not to exceed the lesser of cost or fair market value as determined by an independent expert. However, the Adviser may purchase assets in its own name (and assume loans in connection) and temporarily hold title, for the purposes of facilitating the acquisition of the assets, the borrowing of money, obtaining financing for us, or the completion of construction of the assets, so long as all of the following conditions are met: (i) the assets are purchased by us at a price no greater than the cost of the assets to the Adviser; (ii) all income generated by, and the expenses associated with, the assets so acquired will be treated as belonging to us; and (iii) there are no other benefits arising out of such transaction to the Adviser apart from compensation otherwise permitted by the Omnibus Guidelines, as adopted by the NASAA.

Sales and Leases to the Adviser, Trustees or Affiliates

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we may not sell assets to the Adviser or any of its affiliates unless such sale is approved by the holders of a majority of our outstanding common shares. Our Declaration of Trust also provides that we may not lease assets to the Adviser or any Trustee or any affiliate thereof unless all of the following conditions are met: (a) the transaction is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the terms of the transaction are fair and reasonable to us.

Loans

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, except for the advancement of indemnification funds, no loans, credit facilities, credit agreements or otherwise may be made by us to the Adviser or any of its affiliates.

Commissions on Financing, Refinancing or Reinvestment

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we generally may not pay, directly or indirectly, a commission or fee to the Adviser or any of its affiliates in connection with the reinvestment of cash available for distribution, available reserves, or the proceeds of the resale, exchange or refinancing of assets.

Lending Practices

Our Declaration of Trust provides that, with respect to financing made available to us by the Adviser, the Adviser may not receive interest in excess of the lesser of the Adviser’s cost of funds or the amounts that would be charged by unrelated lending institutions on comparable loans for the same purpose. The Adviser may not impose a prepayment charge or penalty in connection with such financing and the Adviser may not receive points or other financing charges. In addition, the Adviser will be prohibited from providing financing to us with a term in excess of 12 months.

Number of Trustees; Vacancies; Removal

Our Declaration of Trust provides that the number of trustees will be set by our Board of Trustees in accordance with the Bylaws. The Bylaws provide that a majority of our entire Board of Trustees may at any time increase or decrease the number of trustees. Our Declaration of Trust provides that the number of trustees generally may not be less than one. Except as otherwise required by applicable requirements of the 1940 Act and as may be provided by our Board of Trustees in setting the terms of any class or series of preferred shares, pursuant to an election under our Declaration of Trust, any and all vacancies on our Board of Trustees may be filled only by the affirmative vote of a majority of the remaining trustees in office, even if the remaining trustees do not constitute a quorum, and any trustee elected to fill a vacancy will serve for the remainder of the full term of the trustee for whom the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act. Independent trustees will nominate replacements for any vacancies among the independent trustees’ positions.

Our Declaration of Trust provides that a trustee may be removed only for cause and only by a majority of the remaining trustees (or in the case of the removal of a trustee that is not an interested person, a majority of the remaining trustees that are not interested persons) or upon a vote by the holders of more than 50% of our outstanding common shares entitled to vote with or without cause.

We have a total of five members of our Board of Trustees, four of whom are independent trustees. Our Declaration of Trust provides that a majority of our Board of Trustees must be independent trustees except for a period of up to 60 days after the death, removal or resignation of an independent trustee pending the election of his or her successor. Each trustee will hold office until his or her successor is duly elected and qualified. While we do not intend to list our shares on any securities exchange, if any class of our shares is listed on a national securities exchange, our Board of Trustees will be divided into three classes of trustees serving staggered terms of three years each.

Action by Shareholders

The Bylaws provide that shareholder action can be taken at an annual meeting or a special meeting of shareholders or by unanimous consent in lieu of a meeting. The shareholders will only have voting rights as required by the 1940 Act or as otherwise provided for in the Declaration of Trust. The Company will hold annual meetings. Special meetings may be called by the trustees and certain of our officers, and will be limited to the purposes for any such special meeting set forth in the notice thereof. In addition, our organizational documents provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by our secretary upon the written request of shareholders entitled to cast 10% or more of the votes entitled to be cast at the meeting. The secretary shall provide all shareholders, within ten days after receipt of said request, written notice either in person or by mail of the date, time and location of such requested special meeting and the purpose of the meeting. Any special meeting called by such shareholders is required to be held not less than fifteen nor more than 60 days after notice is provided to shareholders of the special meeting. These provisions will have the effect of significantly reducing the ability of shareholders being able to have proposals considered at a meeting of shareholders.

With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board of Trustees at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by the Board of Trustees or (3) provided that the Board of Trustees has determined that trustees will be elected at the meeting, by a shareholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Declaration of Trust.

Our Declaration of Trust also provides that, subject to the provisions of any class or series of shares then outstanding and the mandatory provisions of any applicable laws or regulations or other provisions of the Declaration of Trust, the following actions may be taken by the shareholders, without concurrence by our Board of Trustees or the Adviser, upon a vote by the holders of more than 50% of the outstanding shares entitled to vote to:

•	modify the Declaration of Trust;

•	remove the Adviser or appoint a new investment adviser;

•	dissolve the Company; or

•	sell all or substantially all of our assets other than in the ordinary course of business.

The purpose of requiring shareholders to give us advance notice of nominations and other business, as set forth in the Bylaws, is to afford our Board of Trustees a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board of Trustees, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although our Declaration of Trust does not give our Board of Trustees any power to disapprove shareholder nominations for the election of trustees or proposals recommending certain action, they may have the effect of precluding a contest for the election of trustees or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of trustees or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.

The Adviser or the Board of Trustees may not, without the approval of a vote by the holders of more than 50% of the outstanding shares entitled to vote on such matters:

•	amend the Declaration of Trust except for amendments that would not adversely affect the rights of our shareholders;

•

except as otherwise permitted under the Investment Advisory Agreement, voluntarily withdraw as our investment adviser unless such withdrawal would not affect our tax status and would not materially adversely affect our shareholders;

•	appoint a new investment adviser (other than a sub-adviser pursuant to the terms of the Investment Advisory Agreement and applicable law);

•	sell all or substantially all of our assets other than in the ordinary course of business; or

•	cause the merger or similar reorganization of the Company.

Amendment of the Declaration of Trust and Bylaws

The Company’s Declaration of Trust provides that our Board of Trustees has the exclusive power to adopt, alter or repeal any provision of the Bylaws and to make new bylaws, but any amendments to revise the Bylaws that would adversely affect the voting rights of shareholders need to be approved by a majority vote of the Company’s shareholders. Except as described above and for certain provisions of our Declaration of Trust relating to shareholder voting and the removal of trustees, our Declaration of Trust provides that our Board of Trustees may amend our Declaration of Trust without any vote of our shareholders, provided, however, that if any amendment or new addition to our Declaration of Trust adversely affects the rights of the Company’s shareholders, such amendment or addition must be approved by the holders of more than fifty percent (50%) of the outstanding shares of the Company entitled to vote on the matter.

Actions by the Board of Trustees Related to Merger, Conversion, Reorganization or Dissolution

The Board of Trustees may, without the approval of holders of our outstanding shares, approve a merger, conversion, consolidation or other reorganization of the Company, provided that the resulting entity is a business development company under the 1940 Act. The Company will not permit the Adviser or the Board of Trustees to cause any other form of merger or other reorganization of the Company without the affirmative vote by the holders of more than fifty percent (50%) of the outstanding shares of the Company entitled to vote on the matter. The Company may be dissolved at any time, without the approval of holders of our outstanding shares, upon affirmative vote by a majority of the trustees.

Restrictions on Roll-Up Transactions

In connection with a proposed “roll-up transaction,” which, in general terms, is any transaction involving the acquisition, merger, conversion or consolidation, directly or indirectly, of us and the issuance of securities of an entity that would be created or would survive after the successful completion of the roll-up transaction, we will obtain an appraisal of all of our properties from an independent expert. In order to qualify as an independent expert for this purpose, the person or entity must have no material current or prior business or personal relationship with us and must be engaged to a substantial extent in the business of rendering opinions regarding the value of assets of the type held by us, who is qualified to perform such work. Our assets will be appraised on a consistent basis, and the appraisal will be based on the evaluation of all relevant information and will indicate the value of our assets as of a date immediately prior to the announcement of the proposed roll-up transaction. The appraisal will assume an orderly liquidation of our assets over a 12-month period. The terms of the engagement of such independent expert will clearly state that the engagement is for our benefit and the benefit of our shareholders. We will include a summary of the appraisal, indicating all material assumptions underlying the appraisal, in a report to the shareholders in connection with the proposed roll-up transaction. If the appraisal will be included in a prospectus used to offer the securities of the roll-up entity, the appraisal will be filed with the SEC and the states as an exhibit to the registration statement for the offering.

In connection with a proposed roll-up transaction, the person sponsoring the roll-up transaction must offer to the shareholders who vote against the proposal a choice of:

•	accepting the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction offered in the proposed roll-up transaction; or

•	one of the following:

○	remaining as shareholders and preserving their interests in us on the same terms and conditions as existed previously; or

○	receiving cash in an amount equal to their pro rata share of the appraised value of our net assets.

We are prohibited from participating in any proposed roll-up transaction:

•

which would result in shareholders having voting rights in the entity that would be created or would survive after the successful completion of the roll-up transaction that are less than those provided in the Declaration of Trust, including rights with respect to the election and removal of Trustees, annual and special meetings, amendments to the Declaration of Trust and our dissolution;

•

which includes provisions that would operate as a material impediment to, or frustration of, the accumulation of common shares by any purchaser of the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction, except to the minimum extent necessary to preserve the tax status of such entity, or which would limit the ability of an investor to exercise the voting rights of its securities of the entity that would be created or would survive after the successful completion of the roll-up transaction on the basis of the number of shares held by that investor;

•

in which shareholders’ rights to access to records of the entity that would be created or would survive after the successful completion of the roll-up transaction will be less than those provided in the Declaration of Trust;

•	in which we would bear any of the costs of the roll-up transaction if the shareholders reject the roll-up transaction; or

•

unless the organizational documents of the entity that would survive the roll-up transaction provide that neither its adviser nor its intermediary-manager may vote or consent on matters submitted to its shareholders regarding the removal of its adviser or any transaction between it and its adviser or any of its affiliates.

Access to Records

Any shareholder will be permitted access to all of our records to which they are entitled under applicable law at all reasonable times and may inspect and copy any of them for a reasonable copying charge. Inspection of our records by the office or agency administering the securities laws of a jurisdiction will be provided upon reasonable notice and during normal business hours. An alphabetical list of the names, addresses and business telephone numbers of our shareholders, along with the number of common shares held by each of them, will be maintained as part of our books and records and will be available for inspection by any shareholder or the shareholder’s designated agent at our office. The shareholder list will be updated at least quarterly to reflect changes in the information contained therein. A copy of the list will be mailed to any shareholder who requests the list within ten days of the request. A shareholder may request a copy of the shareholder list for any proper and legitimate purpose, including, without limitation, in connection with matters relating to voting rights and the exercise of shareholder rights under federal proxy laws. A shareholder requesting a list will be required to pay reasonable costs of postage and duplication. Such copy of the shareholder list shall be printed in alphabetical order, on white paper, and in readily readable type size (no smaller than 10 point font).

A shareholder may also request access to any other corporate records. If a proper request for the shareholder list or any other corporate records is not honored, then the requesting shareholder will be entitled to recover certain costs incurred in compelling the production of the list or other requested corporate records as well as actual damages suffered by reason of the refusal or failure to produce the list. However, a shareholder will not have the right to, and we may require a requesting shareholder to represent that it will not, secure the shareholder list or other information for the purpose of selling or using the list for a commercial purpose not related to the requesting shareholder’s interest in our affairs. We may also require that such shareholder sign a confidentiality agreement in connection with the request.

Reports to Shareholders

Within 60 days after each fiscal quarter, we will distribute our quarterly report on Form 10-Q to all shareholders of record. In addition, we will distribute our annual report on Form 10-K to all shareholders within 120 days after the end of each calendar year, which must contain, among other things, a breakdown of the expenses reimbursed by us to the Adviser. These reports will also be available on our website at www.apollo.com/ads-bdc and on the SEC’s website at www.sec.gov.

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual reports and other information, or documents, electronically by so indicating on your subscription agreement, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Unless you elect in writing to receive documents electronically, all documents will be provided in paper form by mail. You must have internet access to use electronic delivery. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as “undeliverable,” we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will resume sending a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume sending you a paper copy of all required documents. However, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

Conflict with the 1940 Act

Our Declaration of Trust provide that, if and to the extent that any provision of Delaware law, or any provision of our Declaration of Trust conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.

DISTRIBUTION REINVESTMENT PLAN

We have adopted a distribution reinvestment plan, pursuant to which we will reinvest all cash dividends declared by the Board of Trustees on behalf of our shareholders who do not elect to receive their dividends in cash as provided below. As a result, if the Board of Trustees authorizes, and we declare, a cash dividend or other distribution, then our shareholders who have not opted out of our distribution reinvestment plan will have their cash distributions automatically reinvested in additional shares as described below, rather than receiving the cash dividend or other distribution. Distributions on fractional shares will be credited to each participating shareholder’s account to three decimal places.

No action is required on the part of a registered shareholder to have his, her or its cash dividend or other distribution reinvested in our shares, except shareholders in certain states. Shareholders can elect to “opt out” of the Company’s distribution reinvestment plan in their subscription agreements (other than Alabama, Arkansas, California, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Minnesota, Nebraska, New Jersey, North Carolina, Ohio, Oklahoma, Oregon, Tennessee, Texas, Vermont and Washington investors and clients of certain participating brokers that do not permit automatic enrollment in our distribution reinvestment plan and must affirmatively opt in to participate in the plan). Alabama, Arkansas, California, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Minnesota, Nebraska, New Jersey, North Carolina, Ohio, Oklahoma, Oregon, Tennessee, Texas, Vermont and Washington investors and clients of certain participating brokers that do not permit automatic enrollment in our distribution reinvestment plan will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional common shares.

If any shareholder initially elects not to participate, they may later become a participant by subsequently completing and executing an enrollment form or any distribution authorization form as may be available from the Company or SS&C GIDS, Inc. (the “Plan Administrator”). Participation in the distribution reinvestment plan will begin immediately after acceptance of a participant’s subscription, enrollment or authorization. Shares will be purchased under the distribution reinvestment plan as of the first calendar day of the month following the record date of the distribution.

If a shareholder seeks to terminate its participation in the distribution reinvestment plan, notice of termination must be received by the Plan Administrator five business days in advance of the first calendar day of the next month in order for a shareholder’s termination to be effective for such month. Any transfer of shares by a participant to a non-participant will terminate participation in the distribution reinvestment plan with respect to the transferred shares. If a participant elects to tender its common shares in full, any common shares issued to the participant under the distribution reinvestment plan subsequent to the expiration of the tender offer will be considered part of the participant’s prior tender, and participant’s participation in the distribution reinvestment plan will be terminated as of the valuation date of the applicable tender offer. Any distributions to be paid to such shareholder on or after such date will be paid in cash on the scheduled distribution payment date.

If you elect to opt out of the distribution reinvestment plan, you will receive any distributions we declare in cash. There will be no upfront selling commissions or Intermediary Manager fees charged to you if you participate in the distribution reinvestment plan. We will pay the Plan Administrator fees under the distribution reinvestment plan. If your shares are held by a broker or other financial intermediary, you may change your election by notifying your broker or other financial intermediary of your election.

Any purchases of our shares pursuant to our distribution reinvestment plan are dependent on the continued registration of our securities or the availability of an exemption from registration in the recipient’s home state.

The purchase price for shares purchased under our distribution reinvestment plan will be equal to the most recent available NAV per share for such shares at the time the distribution is payable. Common shares issued pursuant to our distribution reinvestment plan will have the same voting rights as the common shares offered pursuant to this prospectus.

See our distribution reinvestment plan, which is filed as an exhibit to the registration statement of which this prospectus forms a part, for more information.

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR

Our securities are held under a custody agreement by State Street Bank and Trust Company. The address of the custodian is 100 Summer Street, Floor 5, Boston, Massachusetts 02110. SS&C GIDS, Inc. acts as our transfer agent, distribution paying agent and registrar. The principal business address of our transfer agent is 1055 Broadway Boulevard, Kansas City, MO 64105.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Since we will generally acquire and dispose of our investments in privately negotiated transactions, we will infrequently use brokers in the normal course of our business. Subject to policies established by the Board of Trustees, if any, the Adviser will be primarily responsible for the execution of any publicly-traded securities portfolio transactions and the allocation of brokerage commissions. The Adviser does not expect to execute transactions through any particular broker or dealer, but will seek to obtain the best net results for us, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Adviser generally will seek reasonably competitive trade execution costs, we will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to it and us and any other clients. In return for such services, we may pay a higher commission than other brokers would charge if the Adviser determines in good faith that such commission is reasonable in relation to the services provided.

LEGAL MATTERS

Certain legal matters in connection with the Exchange Notes have been passed upon for the Company by Richards, Layton & Finger, P.A., Wilmington, Delaware, as special counsel to the Company. Simpson Thacher & Bartlett LLP, Washington, DC, acts as counsel to the Company.

EXPERTS

The consolidated financial statements of Apollo Debt Solutions BDC and subsidiaries as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023, incorporated by reference in this registration statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, located at 30 Rockefeller Plaza, New York, NY 10112, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

With respect to the unaudited interim financial information for the period ended June 30, 2026 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their reports included in the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2026 and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2026, and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their reports on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP is not subject to the liability provisions of Section 11 of the 1933 Act for their reports on the unaudited interim financial information because those reports are not “reports” or a “part” of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the 1933 Act.

WHERE YOU CAN FIND MORE INFORMATION

We file annual, quarterly and current reports and other information with the SEC. These filings are available to the public from the SEC’s website at www.sec.gov.

Our website address is www.apollo.com/ads-bdc. Through our website, we make available, free of charge, the following documents as soon as reasonably practicable after they are electronically filed with, or furnished to, the SEC: our Annual Reports on Form 10-K; our Quarterly Reports on Form 10-Q; our Current Reports on Form 8-K; Forms 3, 4 and 5, our trustees and our executive officers; and amendments to those documents. Our website also contains additional information with respect to our industry and businesses. The information contained on, or that may be accessed through, our website is not part of, and is not incorporated into, this prospectus (except for SEC filings expressly incorporated herein).

INCORPORATION BY REFERENCE

We incorporate by reference the documents listed below. The information that we incorporate by reference is considered to be part of this prospectus. Specifically, we incorporate by reference:

•	our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 filed with the SEC on March 11, 2026;

•	our Quarterly Reports on Form 10-Q for the quarter ended March 31, 2026 filed with the SEC on May 11, 2026 and for the quarter ended June 30, 2026 filed with the SEC on August 10, 2026;

•

the information specifically incorporated by reference into our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March  11, 2026, from our Definitive Proxy Statement on Schedule 14A for the 2026 Annual Meeting of Shareholders filed with the SEC on April 30, 2026; and

•

our Current Reports on Form 8-K (other than any information furnished rather than filed) filed with the SEC on January  15, 2026, January  23, 2026, January  23, 2026, February  11, 2026, February  23, 2026, March  11, 2026, March  13, 2026, March  23, 2026, April  23, 2026, May  7, 2026, May  19, 2026, June  22, 2026, June  23, 2026, June  25, 2026, June  30, 2026, July  23, 2026, August  7, 2026, August  18, 2026, August  19, 2026 and September 22, 2026.

Any statement contained herein or in a document, all or a portion of which is incorporated by reference herein, will be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any subsequently filed document that also is incorporated by reference herein modifies or supersedes such statement. Any such statements so modified or superseded will not be deemed, except as so modified or superseded, to constitute a part of this prospectus.

You may obtain copies of these documents, at no cost to you, from our website at www.apollo.com, or by writing or telephoning us at the following address:

Apollo Debt Solutions BDC

9 West 57th Street

New York, NY 10019

(212) 515-3200

PART C

OTHER INFORMATION

Item 15. Indemnification.

The information contained under the heading “Description of our Shares” and “Plan of Distribution—Indemnification” in this Registration Statement is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Apollo Debt Solutions BDC (the “Registrant” or the “Company”) pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant obtains and maintains liability insurance for the benefit of its trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 16.	Exhibits.

(1)(a)	Fifth Amended and Restated Declaration of Trust of the Registrant (incorporated by reference to Exhibit 3.1 to the Registrant’s Annual Report on Form 10-K, filed on March 13, 2025)

(2)	Third Amended and Restated Bylaws of the Registrant (incorporated by reference to Exhibit 3.2 to the Registrant’s Annual Report on Form 10-K, filed on March 14, 2024)

(4)(a)	Form of Subscription Agreement (incorporated by reference to Exhibit (d) to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-2 (File No. 333-278477), filed on August 19, 2025)

(5)(a)	Indenture, dated as of March 21, 2024, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K, filed on March 22, 2024)

(5)(b)	First Supplemental Indenture, dated as of March 21, 2024, relating to the 6.900% Notes due 2029, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on March 22, 2024)

(5)(c)	Second Supplemental Indenture, dated as of July 29, 2024, relating to the 6.700% Notes due 2031, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on July 29, 2024)

(5)(d)	Third Supplemental Indenture, dated as of January 16, 2025, relating to the 6.550% Notes due 2032, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 16, 2025)

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(5)(e)	Fourth Supplemental Indenture, dated as of July 17, 2025, relating to the 5.875% Notes due 2030, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on July 17, 2025)

(5)(f)	Fifth Supplemental Indenture, dated as of December 8, 2025, relating to the 5.200% Notes due 2028, by and between the Company and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on December 8, 2025)

(5)(g)	Sixth Supplemental Indenture, dated as of January 23, 2026, relating to the 5.700% Notes due 2031, by and between the Company and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 23, 2026)

(5)(h)	Seventh Supplemental Indenture, dated as of June 30, 2026, relating to the 6.350% Notes due 2033, by and between the Company and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed June 30, 2026)

(5)(i)	Form of 6.900% Notes due 2029 (incorporated by reference to Exhibit (k)(24) hereto) (incorporated by reference to the Registrant’s Current Report on Form 8-K, filed on March 22, 2024)

(5)(j)	Form of 6.700% Notes due 2031 (incorporated by reference to Exhibit (k)(29) hereto) (incorporated by reference to the Registrant’s Current Report on Form 8-K, filed on July 29, 2024)

(5)(k)	Form of 6.550% Notes due 2032 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on January 16, 2025)

(5)(l)	Form of 5.875% Notes due 2030 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on July 17, 2025)

(5)(m)	Form of 5.200% Notes due 2028 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on December 8, 2025)

(5)(n)	Form of 5.700% Notes due 2031 (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 23, 2026)

(5)(o)	Form of 6.350% Notes due 2033 (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on June 30, 2026)

(5)(p)	Registration Rights Agreement, dated as of March 21, 2024, relating to the Notes, by and among the Registrant and BofA Securities, Inc., BNP Paribas Securities Corp., and SMBC Nikko Securities America, Inc., as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on March 22, 2024)

(5)(q)	Registration Rights Agreement, dated as of July 29, 2024, relating to the Notes, by and among the Registrant and Citigroup Global Markets Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, and SMBC Nikko Securities America, Inc., as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on July 29, 2024)

(5)(r)	Registration Rights Agreement, dated as of September 19, 2024, relating to the Notes, by and among the Registrant and BofA Securities, Inc., BNP Paribas Securities Corp., and SMBC Nikko Securities America, Inc., as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on September 19, 2024)

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(5)(s)	Registration Rights Agreement, dated as of November 21, 2024, relating to the Notes, by and among the Registrant and Citigroup Global Markets, J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and SMBC Nikko Securities America, Inc., as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on November 21, 2024)

(5)(t)	Registration Rights Agreement, dated as of January 16, 2025, relating to the Notes, by and among the Registrant and Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, RBC Capital Markets, LLC and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on January 16, 2025)

(5)(u)	Registration Rights Agreement, dated as of July 17, 2025, relating to the Notes, by and among the Registrant and BofA Securities, Inc., BNP Paribas Securities Corp., ING Financial Markets LLC and Truist Securities, Inc., as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on July 17, 2025)

(5)(v)	Registration Rights Agreement, dated as of November 5, 2025, relating to the Notes, by and among the Registrant and BNP Paribas Securities Corp., as the representative of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on November 5, 2025)

(5)(w)	Registration Rights Agreement, dated as of December 8, 2025, relating to the Notes, by and among the Company and Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, SMBC Nikko Securities America, Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on December 8, 2025)

(5)(x)	Registration Rights Agreement, dated as of January 23, 2026, relating to the Notes, by and among the Company and BofA Securities, Inc., BNP Paribas Securities Corp., J. P. Morgan Securities LLC, and Morgan Stanley & Co. LLC as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on January 23, 2026)

(5)(y)	Registration Rights Agreement, dated as of May 7, 2026, relating to the Notes, by and among the Company and Goldman Sachs & Co. LLC, ING Financial Markets LLC, Truist Securities, Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on May 7, 2026)

(5)(z)	Registration Rights Agreement, dated as of June 30, 2026, relating to the Notes, by and among the Company and BNP Paribas Securities Corp., as the representative of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed June 30, 2026)

(6)(a)	Third Amended and Restated Advisory Agreement between the Registrant and the Adviser, dated March 13, 2025 (incorporated by reference to Exhibit 10.1 to the Registrant’s Annual Report on Form 10-K, filed on March 13, 2025)

(6)(b)	Intermediary Manager Agreement between the Registrant and the Intermediary Manager, dated November 10, 2021 (incorporated by reference to Exhibit 10.2 to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(6)(c)	Form of Selected Intermediary Agreement (incorporated by reference to the corresponding exhibit number to the Registrant’s Pre-Effective Registration Statement on Form N-2 (File No. 333-258155), filed on October 26, 2021)

(6)(d)	Amended and Restated Distribution and Shareholder Servicing Plan of the Registrant, dated November 14, 2022 (incorporated by reference to Exhibit 10.4 to the Registrant’s Annual Report on Form 10-K, filed on March 16, 2023)

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(6)(e)	Amended and Restated Administration Agreement between the Registrant and the Administrator, dated March 13, 2025 (incorporated by reference to Exhibit 10.6 to the Registrant’s Annual Report on Form 10-K, filed on March 13, 2025)

(6)(f)	Escrow Agreement by and among the Registrant, Apollo Global Securities, LLC, and UMB Bank, N.A., dated October 14, 2021 (incorporated by reference to Exhibit 10.7 to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(9)	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated November 3, 2021 (incorporated by reference to Exhibit 10.5 to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(11)(a)	Opinion of Richards, Layton & Finger, P.A.*

(11)(b)	Opinion of Simpson Thacher & Bartlett LLP*

(12)	Opinion and Consent of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to Noteholders discussed in the prospectus*

(13)(a)	Agency Agreement between the Registrant and DST Systems, Inc., dated September 29, 2021 (incorporated by reference to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(13)(b)	Expense Support and Conditional Reimbursement Agreement by and among the Registrant and Adviser, dated July 22, 2021 (incorporated by reference to Exhibit 10.8 to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(13)(c)	Multi-Class Plan, dated October 29, 2021 (incorporated by reference to Exhibit 10.12 to the Registrant’s Annual Report on Form 10-K, filed on March 30, 2022)

(13)(d)	Amended and Restated Distribution Reinvestment Plan, dated November 7, 2024 (incorporated by reference to Exhibit 4.2 to the Registrant’s Quarterly Report on Form 10-Q, filed on November 8, 2024)

(13)(e)	Facility Agreement between the Registrant and Goldman Sachs Bank USA, as financing provider, dated February 22, 2021 (incorporated by reference to Exhibit (k)(6) to the Registrant’s Pre-Effective Registration Statement on Form N-2 (File No. 333-258155), filed on July 23, 2021)

(13)(f)	Loan and Servicing Agreement, dated as of January 7, 2022, by and between Mallard Funding LLC, a subsidiary of the Registrant, with Morgan Stanley Senior Funding, Inc., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on January 11, 2022)

(13)(g)	Purchase and Sale Agreement, dated as of January 7, 2022, by and between Mallard Funding LLC and the Registrant (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on January 11, 2022)

(13)(h)	Sale and Contribution Agreement, dated January 7, 2022, by and between Cardinal Funding LLC and the Registrant (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on January 11, 2022)

(13)(i)	Senior Secured Revolving Credit Agreement between the Registrant, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent, dated March 11, 2022 (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on March 15, 2022)

(13)(j)	Credit and Security Agreement, dated as of January 7, 2022, by and between Cardinal Funding LLC, a subsidiary of the Registrant, with Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on January 11, 2022)

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(13)(k)	Amendment No. 1 to the Credit and Security Agreement, dated as of April 7, 2022, by and between Cardinal Funding LLC, a subsidiary of the Registrant, with Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on April 20, 2022)

13(l)	Senior Credit Facility Agreement dated July 7, 2022, between Grouse Funding LLC, as borrower, the lenders from time to time parties thereto, Goldman Sachs Bank USA, as syndication agent and administrative agent, State Street Bank and Trust Company, as collateral agent and collateral custodian, and Virtus Group, LP, as collateral administrator (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on July 12, 2022)

13(m)	Sale and Contribution Agreement dated July 7, 2022, between the Registrant, as seller, and Grouse Funding LLC, as purchaser (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on July 12, 2022)

(13)(n)	Non-Recourse Carveout Guaranty Agreement dated July 7, 2022, by the Registrant in favor of (a) State Street Bank and Trust Company as collateral agent for and on behalf of the Secured Parties and (b) Goldman Sachs Bank USA as lender, administrative agent and calculation agent (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on July 12, 2022)

(13)(o)	Amendment No. 4 to the Credit and Security Agreement, dated as of December 9, 2022, by and between Cardinal Funding LLC, a subsidiary of the Registrant, with Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on December 12, 2022)

(13)(p)	Credit Agreement, dated October 6, 2023, Merlin Funding LLC, as borrower, the Registrant, in its capacity as subordinated lender, the lenders from time to time parties thereto, Morgan Stanley Senior Funding, Inc., as Administrative Agent and as a lender, and Deutsche Bank National Trust Company, as Collateral Agent, account bank and collateral custodian (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 12, 2023)

(13)(q)	Security Agreement, dated October 6, 2023, by and among Merlin Funding LLC, as borrower, Morgan Stanley Senior Funding, Inc. as Administrative Agent and Deutsche Bank National Trust Company, as Collateral Agent (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on October 12, 2023)

(13)(r)	Warehouse Collateral Management Agreement, dated October 6, 2023, by and between Merlin Funding LLC, as borrower and the Registrant, as warehouse collateral manager (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on October 12, 2023)

(13)(s)	Amended and Restated Senior Secured Revolving Credit Agreement dated October 12, 2023, between the Registrant, the lenders party thereto and JPMorgan Chase Bank, N.A., as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 17, 2023)

(13)(t)	Second Amendment to Credit Agreement, dated February 1, 2024, Merlin Funding LLC, as borrower, the Registrant, in its capacities as subordinated lender and warehouse collateral manager, and Morgan Stanley Senior Funding, Inc., as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on February 7, 2024)

(13)(u)	Third Amendment to Credit Agreement, dated February 16, 2024, Merlin Funding LLC, as borrower, the Registrant, in its capacities as subordinated lender and warehouse collateral manager, and Morgan Stanley Senior Funding, Inc., as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on February 21, 2024)

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(13)(v)	Fourth Amendment to Credit Agreement, dated July 11, 2024, Merlin Funding LLC, as borrower, the Registrant, in its capacities as subordinated lender and warehouse collateral manager, and Morgan Stanley Senior Funding, Inc., as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on July 15, 2024)

(13)(w)	Amendment No. 6 to the Credit and Security Agreement, dated as of July 19, 2024, by and between Cardinal Funding LLC, a subsidiary of the Registrant, with Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on July 24, 2024)

(13)(x)	Fifth Amendment to Credit Agreement, dated August 15, 2024, Merlin Funding LLC, as borrower, the Registrant, in its capacities as subordinated lender and warehouse collateral manager, and Morgan Stanley Senior Funding, Inc., as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on August 19, 2024)

(13)(y)	Fourth Amendment to the Mallard Funding Secured Credit Facility, dated as of September 19, 2024, by and between Mallard Funding LLC, a subsidiary of the Registrant, with Morgan Stanley Senior Funding, Inc., as administrative agent and The Bank of New York Mellon Trust Company, National Association, as collateral agent, collateral custodian and account bank (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on September 24, 2024)

(13)(z)	Purchase and Placement Agency Agreement, dated as of October 9, 2024, by and among ADS CLO 1 LLC, as issuer, Morgan Stanley & Co. LLC, as initial purchaser and placement agent and Apollo Global Securities Inc., as co-placement agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 11, 2024)

(13)(aa)	Indenture, dated as of October 9, 2024, by and between ADS CLO 1 LLC, as issuer and Deutsche Bank National Trust Company, as trustee (incorporated by reference to Exhibit 10.2 the Registrant’s Current Report on Form 8-K, filed on October 11, 2024)

(13)(bb)	Collateral Management Agreement, dated as of October 9, 2024, by and between ADS CLO 1 LLC, as issuer, and the Registrant, as collateral manager (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on October 11, 2024)

(13)(cc)	Master Loan Sale Agreement, dated as of October 9, 2024, by and among the Registrant, as transferor, ADS CLO 1 Depositor LLC, as retention holder and ADS CLO 1 LLC, as issuer (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on October 11, 2024)

(13)(dd)	Second Amended and Restated Senior Secured Revolving Credit Agreement, dated as of October 17, 2024, by and among the Registrant, as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 21, 2024)

(13)(ee)	First Credit Facility Amendment to the Secured Credit Facility, dated as of January 30, 2025, by and between Grouse Funding LLC, a subsidiary of the Registrant, with Goldman Sachs Bank USA, as syndication agent and administrative agent, State Street Bank and Trust Company, as collateral custodian and collateral agent, and Virtus Group, LP, as collateral administrator (incorporated by reference to Exhibit 10.1 the Registrant’s Current Report on Form 8-K, filed on February 3, 2025)

(13)(ff)	Credit Agreement, dated February 18, 2025, Bluejay Funding LLC, as borrower, the Registrant, in its capacities as collateral manager and equity investor, the lenders from time to time parties thereto and BNP Paribas, as Administrative Agent and as a lender (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on February 21, 2025)

(13)(gg)	Warehouse Collateral Management Agreement, dated February 18, 2025, by and between Bluejay Funding LLC, as borrower and the Registrant, as collateral manager (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on February 21, 2025)

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(13)(hh)	Loan Sale and Contribution Agreement, dated February 18, 2025, by and between Bluejay Funding LLC, as buyer and the Registrant, as seller (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on February 21, 2025)

(13)(ii)	Credit Agreement, dated March 25, 2025, Barn Owl Funding LLC, as borrower, the Registrant, in its capacities as collateral manager and subordinated investor and Bank of America, N.A., as lender (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on March 28, 2025)

(13)(jj)	Warehouse Collateral Management Agreement, dated March 25, 2025, by and between Barn Owl Funding LLC, as borrower and the Registrant, as collateral manager (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on March 28, 2025)

(13)(kk)	Loan Sale and Contribution Agreement, dated March 25, 2025, by and between Barn Owl Funding LLC, as buyer and the Registrant, as seller (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on March 28, 2025)

(13)(ll)	First Amendment to Credit Agreement, dated April 8, 2025, Barn Owl Funding LLC, as borrower, the Registrant, in its capacities as subordinated investor and collateral manager, and Bank of America, N.A., as Lender (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on April 14, 2025)

(13)(mm)	Purchase and Placement Agreement, dated as of May 28, 2025, by and among ADL CLO 1 LLC, as issuer, BNP Paribas Securities Corp., as initial purchaser and Apollo Global Securities, LLC, as co-placement agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(nn)	Indenture, dated as of May 28, 2025, by and between ADL CLO 1 LLC, as issuer and U.S. Bank Trust Company, National Association, as collateral trustee (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(oo)	Class A-1a-L1 Credit Agreement, dated as of May 28, 2025, by and among ADL CLO 1 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(pp)	Class A-1a-L2 Credit Agreement, dated as of May 28, 2025, by and among ADL CLO 1 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(qq)	Class A-1b Credit Agreement, dated as of May 28, 2025, by and among ADL CLO 1 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.5 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(rr)	Collateral Management Agreement, dated as of May 28, 2025, by and between ADL CLO 1 LLC, as issuer, and the Registrant, as collateral manager (incorporated by reference to Exhibit 10.6 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(ss)	Master Loan Sale Agreement, dated as of May 28, 2025, by and among the Registrant, as transferor, ADL CLO 1 Depositor LLC, as retention holder and ADL CLO 1 LLC, as issuer (incorporated by reference to Exhibit 10.7 to the Registrant’s Current Report on Form 8-K, filed on May 30, 2025)

(13)(tt)	Second Amendment to Credit Agreement, dated June 2, 2025, Barn Owl Funding LLC, as borrower, the Registrant, in its capacities as subordinated investor and collateral manager, and Bank of America, N.A., as Lender (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on June 5, 2025)

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(13)(uu)	Form of Funds of Funds Investment Agreement (incorporated by reference to Exhibit 10.10 to the Registrant’s Quarterly Report on Form 10-Q, filed on August 8, 2025)

(13)(vv)	Third Amended and Restated Senior Secured Revolving Credit Agreement, dated as of August 12, 2025, by and among the Registrant, as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on August 12, 2025)

(13)(ww)	Note Purchase and Placement Agreement, dated as of August 12, 2025, by and among ADS CLO 2 LLC, as issuer, BofA Securities, Inc., as initial purchaser and Apollo Global Securities, LLC, as placement agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on August 13, 2025)

(13)(xx)	Indenture, dated as of August 12, 2025, by and between ADS CLO 2 LLC, as issuer and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on August 13, 2025)

(13)(yy)	Collateral Management Agreement, dated as of August 12, 2025, by and between ADS CLO 2 LLC, as issuer, and the Registrant, as collateral manager (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on August 13, 2025)

(13)(zz)	Master Loan Sale Agreement, dated as of August 12, 2025, by and among the Registrant, as transferor, ADS CLO 2 Depositor LLC, as retention holder and ADS CLO 2 LLC, as issuer (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on August 13, 2025)

(13)(aaa)	Loan and Security Agreement, dated as of October 10, 2025, by and between Warbler Funding LLC, a subsidiary of Apollo Debt Solutions BDC, with Wells Fargo Bank, National Association, as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 10, 2025)

(13)(bbb)	Loan Sale Agreement, dated as of October 10, 2025, by and between Warbler Funding LLC and Apollo Debt Solutions BDC (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on October 10, 2025)

(13)(ccc)	Placement Agency Agreement, dated as of October 29, 2025, by and among ADL CLO 2 LLC, as issuer, RBC Capital Markets, LLC, as placement agent and Apollo Global Securities, LLC, as co-placement agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(ddd)	Indenture, dated as of October 29, 2025, by and between ADL CLO 2 LLC, as issuer and U.S. Bank Trust Company, National Association, as collateral trustee (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(eee)	Class A-1a-L1 Credit Agreement, dated as of October 29, 2025, by and among ADL CLO 2 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(fff)	Class A-1a-L2 Credit Agreement, dated as of October 29, 2025, by and among ADL CLO 2 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(ggg)	Class A-1b Credit Agreement, dated as of October 29, 2025, by and among ADL CLO 2 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.5 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

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(13)(hhh)	Class A-2 Credit Agreement, dated as of October 29, 2025, by and among ADL CLO 2 LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.6 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(iii)	Collateral Management Agreement, dated as of October 29, 2025, by and between ADL CLO 2 LLC, as issuer, and Apollo Debt Solutions BDC, as collateral manager (incorporated by reference to Exhibit 10.7 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(jjj)	Master Loan Sale Agreement, dated as of October 29, 2025, by and among Apollo Debt Solutions BDC, as transferor, ADL CLO 2 Depositor LLC, as retention holder and ADL CLO 2 LLC, as issuer (incorporated by reference to Exhibit 10.8 to the Registrant’s Current Report on Form 8-K, filed on October 30, 2025)

(13)(kkk)	Sixth Amendment to Loan and Servicing Agreement and First Amendment to Purchase and Sale Agreement, dated as of November 25, 2025, by and between Mallard Funding LLC, as borrower, Apollo Debt Solutions BDC, as servicer and as transferor, Morgan Stanley Senior Funding, Inc., as administrative agent and The Bank of New York Mellon Trust Company, National Association, as collateral agent, collateral custodian and account bank (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on December 2, 2025)

(13)(lll)	Amendment No. 7 to the Credit and Security Agreement, dated December 8, 2025, by and among Cardinal Funding LLC, a subsidiary of Apollo Debt Solutions BDC, as borrower, Apollo Debt Solutions BDC, as collateral manager and equityholder, the lenders from time to time party thereto, Citibank, N.A., as administrative agent, and The Bank of New York Mellon Trust Company, National Association, as collateral agent, custodian and collateral administrator (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on December 11, 2025)

(13)(mmm)	Revolving Credit and Security Agreement, dated as of December 19, 2025, by and among Toucan Funding LLC, a subsidiary of Apollo Debt Solutions BDC, as borrower, with Apollo Debt Solutions BDC, in its capacity as collateral manager, the lenders from time to time parties thereto, Truist Bank, as administrative agent and swingline lender, Truist Securities, Inc., as lead arranger, Citibank, N.A., as collateral agent, document custodian and custodian, and Virtus Group, LP, as collateral administrator (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on December 22, 2025)

(13)(nnn)	Purchase and Contribution Agreement, dated as of December 19, 2025, by and between Toucan Funding LLC and Apollo Debt Solutions BDC (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on December 22, 2025)

(13)(ooo)	First Amendment to Loan and Security Agreement, dated as of February 10, 2026, by and between Warbler Funding LLC, a subsidiary of Apollo Debt Solutions BDC, as borrower, Apollo Debt Solutions BDC, as collateral manager and as equityholder, the lenders from time to time parties thereto, Wells Fargo Bank, National Association, as administrative agent, and The Bank of New York Mellon Trust Company, National Association, as collateral agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on February 11, 2026)

(13)(ppp)	Credit Agreement, dated March 9, 2026, by and between Bald Eagle Funding LLC, as borrower, Bank of America, N.A., as administrative agent, Citibank, N.A., as collateral agent and collateral custodian, Virtus Group, LP, as collateral administrator and the lenders party thereto (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on March 11, 2026)

(13)(qqq)	Security Agreement, dated March 9, 2026, by and between Bald Eagle Funding LLC, as pledgor, and Bank of America, N.A., as administrative agent on behalf of the secured parties (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on March 11, 2026)

(13)(rrr)	Collateral Management Agreement, dated March 9, 2026, by and between Bald Eagle Funding LLC, as borrower and Apollo Debt Solutions BDC, as collateral manager (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on March 11, 2026)

9

(13)(sss)	Loan Sale Agreement, dated March 9, 2026, by and between Bald Eagle Funding LLC, as buyer and Apollo Debt Solutions BDC, as seller (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on March 11, 2026)

(13)(ttt)	Second Amendment to Credit Agreement, dated as of March 12, 2026, by and between Grouse Funding LLC, as borrower, Apollo Debt Solutions BDC, as investment manager and guarantor, the lenders from time to time party thereto, Goldman Sachs Bank USA, as syndication agent and administrative agent, State Street Bank and Trust Company, as collateral custodian and collateral agent, and Virtus Group, LP, as collateral administrator (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on March 13, 2026)

(13)(uuu)	Purchase Agreement, dated as of August 6, 2026, by and between ADL CLO 3 LLC, as issuer and Citigroup Global Markets Inc., as initial purchaser (incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(vvv)	Placement Agreement, dated as of August 6, 2026, by and among ADL CLO 3 LLC, as issuer, Citigroup Global Markets Inc., as a placement agent and Apollo Global Securities, LLC, as a placement agent (incorporated by reference to Exhibit 10.2 to Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(www)	Indenture, dated as of August 6, 2026, by and between ADL CLO 3 LLC, as issuer and Western Alliance Trust Company, N.A., as collateral trustee (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(xxx)	Class A-1a Credit Agreement, dated as of August 6, 2026, by and among ADL CLO 3 LLC, as borrower, Western Alliance Trust Company, N.A., as loan agent and collateral trustee and the lenders party thereto (incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(yyy)	Collateral Management Agreement, dated as of August 6, 2026, by and between ADL CLO 3 LLC, as issuer, and Apollo Debt Solutions BDC, as collateral manager (incorporated by reference to Exhibit 10.5 to the Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(zzz)	Master Loan Sale Agreement, dated as of August 6, 2026, by and among Apollo Debt Solutions BDC, as transferor, ADL CLO 3 Depositor LLC, as retention holder and ADL CLO 3 LLC, as issuer (incorporated by reference to Exhibit 10.6 to the Registrant’s Current Report on Form 8-K, filed on August 7, 2026)

(13)(aaaa)	Fourth Amended and Restated Senior Secured Revolving Credit Agreement, dated as of August 12, 2026, by and among Apollo Debt Solutions BDC, as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto.

(14)(a)	Consent of Deloitte & Touche LLP*

(14)(b)	Awareness Letter of Deloitte & Touche LLP*

(16)	Power of Attorney for Earl Hunt, Eric Rosenberg, Bryan Johnston, Kristin Hester, Ryan Del Giudice, Adam Eling, Meredith Coffey, Christine Gallagher, Michael Porter, Carl J. Rickertsen and Sheryl Schwartz (incorporated by to Exhibit (16) to the Registrant’s Registration Statement on Form N-14, filed September 9, 2026)

(17)(a)	Statement of Eligibility on Form T-1 of U.S. Bank Trust Company, National Association, as trustee (incorporated by to Exhibit (17)(a) to the Registrant’s Registration Statement on Form N-14, filed September 9, 2026)

(17)(b)	Form of Letter of Transmittal (incorporated by to Exhibit (17)(b) to the Registrant’s Registration Statement on Form N-14, filed September 9, 2026)

(18)	Filing Fee Table (incorporated by to Exhibit (18) to the Registrant’s Registration Statement on Form N-14, filed September 9, 2026)

*	Filed herewith.
**	To be filed by amendment.

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Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in New York, New York on the 14th day of October, 2026.

APOLLO DEBT SOLUTIONS BDC

By:	/s/ Earl Hunt
Earl Hunt
Chairperson, Chief Executive Officer and Trustee

As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Earl Hunt Earl Hunt	Chairperson, Chief Executive Officer and Trustee (Principal Executive Officer)	October 14, 2026

/s/ Eric Rosenberg Eric Rosenberg	Chief Financial Officer (Principal Financial Officer)	October 14, 2026

/s/ Bryan Johnston Bryan Johnston	Chief Accounting Officer (Principal Accounting Officer)	October 14, 2026

/s/ Meredith Coffey* Meredith Coffey	Trustee	October 14, 2026

/s/ Christine Gallagher* Christine Gallagher	Trustee	October 14, 2026

/s/ Michael Porter* Michael Porter	Trustee	October 14, 2026

/s/ Carl J. Rickertsen* Carl J. Rickertsen	Trustee	October 14, 2026

/s/ Sheryl Schwartz* Sheryl Schwartz	Trustee	October 14, 2026

*By:	/s/ Kristin Hester
Kristin Hester
As Agent or Attorney-in-Fact
October 14, 2026

The original powers of attorney authorizing Earl Hunt, Eric Rosenberg, Bryan Johnston, Kristin Hester, Ryan Del Giudice and Adam Eling to execute the registration statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this registration statement is filed have been executed and filed as an exhibit to this registration statement.

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EXHIBIT INDEX

(11)(a)	Opinion of Richards, Layton & Finger, P.A.

(11)(b)	Opinion of Simpson Thacher & Bartlett LLP

(12)	Opinion and Consent of Simpson Thacher & Bartlett LLP supporting tax matters and consequence to Noteholders discussed in the prospectus

(14)(a)	Consent of Deloitte & Touche LLP

(14)(b)	Awareness Letter of Deloitte & Touche LLP

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